UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Conservative Allocation Fund
Class A [FTCIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$853,573,996
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	484-STSR-0825

Franklin Conservative Allocation Fund
Class C [FTCCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$69	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$853,573,996
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	584-STSR-0825

Franklin Conservative Allocation Fund
Class R [FTCRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$853,573,996
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	884-STSR-0825

Franklin Conservative Allocation Fund
Class R6 [FTCMX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$15	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$853,573,996
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	384-STSR-0825

Franklin Conservative Allocation Fund
Advisor Class [FTCZX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$18	0.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$853,573,996
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	641-STSR-0825

Franklin Moderate Allocation Fund
Class A [FMTIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,676,560,778
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	11.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	485-STSR-0825

Franklin Moderate Allocation Fund
Class C [FTMTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$69	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,676,560,778
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	11.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	585-STSR-0825

Franklin Moderate Allocation Fund
Class R [FTMRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,676,560,778
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	11.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	885-STSR-0825

Franklin Moderate Allocation Fund
Class R6 [FTMLX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$15	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,676,560,778
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	11.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	385-STSR-0825

Franklin Moderate Allocation Fund
Advisor Class [FMTZX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$18	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,676,560,778
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	11.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	642-STSR-0825

Franklin Growth Allocation Fund
Class A [FGTIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,422,975,820
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	13.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	486-STSR-0825

Franklin Growth Allocation Fund
Class C [FTGTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,422,975,820
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	13.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	586-STSR-0825

Franklin Growth Allocation Fund
Class R [FGTRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$45	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,422,975,820
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	13.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	886-STSR-0825

Franklin Growth Allocation Fund
Class R6 [FTGMX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$15	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,422,975,820
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	13.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	386-STSR-0825

Franklin Growth Allocation Fund
Advisor Class [FGTZX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,422,975,820
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	13.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	643-STSR-0825

Franklin Corefolio Allocation Fund
Class A [FTCOX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$20	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,015,243,277
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	0%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	470-STSR-0825

Franklin Corefolio Allocation Fund
Class C [FTCLX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$58	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,015,243,277
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	0%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	570-STSR-0825

Franklin Corefolio Allocation Fund
Class R [FFAYX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$32	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,015,243,277
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	0%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	870-STSR-0825

Franklin Corefolio Allocation Fund
Class R6 [FTLQX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,015,243,277
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	0%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	8470-STSR-0825

Franklin Corefolio Allocation Fund
Advisor Class [FCAZX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$7	0.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,015,243,277
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	0%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	670-STSR-0825

Franklin Global Allocation Fund
Class A [FFALX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,764,518,235
Total Number of Portfolio Holdings*	245
Portfolio Turnover Rate	17.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	481-STSR-0825

Franklin Global Allocation Fund
Class C [FFACX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,764,518,235
Total Number of Portfolio Holdings*	245
Portfolio Turnover Rate	17.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	282-STSR-0825

Franklin Global Allocation Fund
Class R [FFARX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$60	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,764,518,235
Total Number of Portfolio Holdings*	245
Portfolio Turnover Rate	17.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	871-STSR-0825

Franklin Global Allocation Fund
Class R6 [FFAQX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,764,518,235
Total Number of Portfolio Holdings*	245
Portfolio Turnover Rate	17.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	8481-STSR-0825

Franklin Global Allocation Fund
Advisor Class [FFAAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,764,518,235
Total Number of Portfolio Holdings*	245
Portfolio Turnover Rate	17.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	671-STSR-0825

Franklin LifeSmart Retirement Income Fund
Class A [FTRAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.30%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$45,558,534
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	3.38%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	427-STSR-0825

Franklin LifeSmart Retirement Income Fund
Class C [FRTCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$45,558,534
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	3.38%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	527-STSR-0825

Franklin LifeSmart Retirement Income Fund
Class R [FBRLX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$28	0.55%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$45,558,534
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	3.38%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	827-STSR-0825

Franklin LifeSmart Retirement Income Fund
Class R6 [FLMTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$0	0.00%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$45,558,534
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	3.38%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	327-STSR-0825

Franklin LifeSmart Retirement Income Fund
Advisor Class [FLRDX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$3	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$45,558,534
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	3.38%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	627-STSR-0825

Franklin LifeSmart 2020 Retirement Target Fund
Class A [FLRMX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$25,315,994
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	9.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	52-STSR-0825

Franklin LifeSmart 2020 Retirement Target Fund
Class C [FLRQX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$63	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$25,315,994
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	9.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	552-STSR-0825

Franklin LifeSmart 2020 Retirement Target Fund
Class R [FLRVX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$25,315,994
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	9.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	852-STSR-0825

Franklin LifeSmart 2020 Retirement Target Fund
Class R6 [FRTSX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$25,315,994
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	9.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	892-STSR-0825

Franklin LifeSmart 2020 Retirement Target Fund
Advisor Class [FLROX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$25,315,994
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	9.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	82-STSR-0825

Franklin LifeSmart 2025 Retirement Target Fund
Class A [FTRTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$109,372,921
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	445-STSR-0825

Franklin LifeSmart 2025 Retirement Target Fund
Class C [FTTCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$109,372,921
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	545-STSR-0825

Franklin LifeSmart 2025 Retirement Target Fund
Class R [FRELX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$109,372,921
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	845-STSR-0825

Franklin LifeSmart 2025 Retirement Target Fund
Class R6 [FTLMX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$109,372,921
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	345-STSR-0825

Franklin LifeSmart 2025 Retirement Target Fund
Advisor Class [FLRFX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$109,372,921
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	645-STSR-0825

Franklin LifeSmart 2030 Retirement Target Fund
Class A [FLRSX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$77,682,470
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	12.81%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	47-STSR-0825

Franklin LifeSmart 2030 Retirement Target Fund
Class C [FLRTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$63	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$77,682,470
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	12.81%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	553-STSR-0825

Franklin LifeSmart 2030 Retirement Target Fund
Class R [FLRWX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$77,682,470
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	12.81%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	853-STSR-0825

Franklin LifeSmart 2030 Retirement Target Fund
Class R6 [FLERX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$77,682,470
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	12.81%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	833-STSR-0825

Franklin LifeSmart 2030 Retirement Target Fund
Advisor Class [FLRZX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$77,682,470
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	12.81%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	83-STSR-0825

Franklin LifeSmart 2035 Retirement Target Fund
Class A [FRTAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$27	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$149,436,133
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	446-STSR-0825

Franklin LifeSmart 2035 Retirement Target Fund
Class C [FTRCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$65	1.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$149,436,133
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	546-STSR-0825

Franklin LifeSmart 2035 Retirement Target Fund
Class R [FLRGX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$149,436,133
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	846-STSR-0825

Franklin LifeSmart 2035 Retirement Target Fund
Class R6 [FMTLX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$149,436,133
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	346-STSR-0825

Franklin LifeSmart 2035 Retirement Target Fund
Advisor Class [FLRHX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$14	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$149,436,133
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	10.60%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	646-STSR-0825

Franklin LifeSmart 2040 Retirement Target Fund
Class A [FLADX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$68,754,341
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	14.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	49-STSR-0825

Franklin LifeSmart 2040 Retirement Target Fund
Class C [FLOLX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$68,754,341
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	14.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	255-STSR-0825

Franklin LifeSmart 2040 Retirement Target Fund
Class R [FLSGX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$68,754,341
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	14.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	855-STSR-0825

Franklin LifeSmart 2040 Retirement Target Fund
Class R6 [FLREX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$68,754,341
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	14.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	895-STSR-0825

Franklin LifeSmart 2040 Retirement Target Fund
Advisor Class [FLSHX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$68,754,341
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	14.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	81-STSR-0825

Franklin LifeSmart 2045 Retirement Target Fund
Class A [FTTAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$26	0.50%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,737,276
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	451-STSR-0825

Franklin LifeSmart 2045 Retirement Target Fund
Class C [FLRIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$65	1.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,737,276
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	551-STSR-0825

Franklin LifeSmart 2045 Retirement Target Fund
Class R [FLRJX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.75%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,737,276
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	851-STSR-0825

Franklin LifeSmart 2045 Retirement Target Fund
Class R6 [FMLTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,737,276
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	351-STSR-0825

Franklin LifeSmart 2045 Retirement Target Fund
Advisor Class [FLRLX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,737,276
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.29%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	651-STSR-0825

Franklin LifeSmart 2050 Retirement Target Fund
Class A [FLSJX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$61,372,409
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	59-STSR-0825

Franklin LifeSmart 2050 Retirement Target Fund
Class C [FLSKX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$61,372,409
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	259-STSR-0825

Franklin LifeSmart 2050 Retirement Target Fund
Class R [FLSNX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$61,372,409
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	859-STSR-0825

Franklin LifeSmart 2050 Retirement Target Fund
Class R6 [FRLEX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$61,372,409
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	899-STSR-0825

Franklin LifeSmart 2050 Retirement Target Fund
Advisor Class [FLSOX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$61,372,409
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	11.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	98-STSR-0825

Franklin LifeSmart 2055 Retirement Target Fund
Class A [FLTFX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$46,556,679
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	12.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	959-STSR-0825

Franklin LifeSmart 2055 Retirement Target Fund
Class C [FLTNX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$46,556,679
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	12.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	289-STSR-0825

Franklin LifeSmart 2055 Retirement Target Fund
Class R [FLSBX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$46,556,679
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	12.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	869-STSR-0825

Franklin LifeSmart 2055 Retirement Target Fund
Class R6 [FLSZX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$46,556,679
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	12.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	879-STSR-0825

Franklin LifeSmart 2055 Retirement Target Fund
Advisor Class [FLTKX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$46,556,679
Total Number of Portfolio Holdings*	14
Portfolio Turnover Rate	12.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	999-STSR-0825

Franklin LifeSmart 2060 Retirement Target Fund
Class A [FLASX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$10,161,829
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	12.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	1899-STSR-0825

Franklin LifeSmart 2060 Retirement Target Fund
Class C [FLBSX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$10,161,829
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	12.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	2899-STSR-0825

Franklin LifeSmart 2060 Retirement Target Fund
Class R [FLESX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$10,161,829
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	12.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	8899-STSR-0825

Franklin LifeSmart 2060 Retirement Target Fund
Class R6 [FLFSX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$10,161,829
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	12.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	3899-STSR-0825

Franklin LifeSmart 2060 Retirement Target Fund
Advisor Class [FLJSX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$10,161,829
Total Number of Portfolio Holdings*	15
Portfolio Turnover Rate	12.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	6899-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Semi-Annual |June 30, 2025
Franklin Conservative Allocation Fund
Franklin Corefolio Allocation Fund
Franklin Global Allocation Fund
Franklin Growth Allocation Fund
Franklin Moderate Allocation Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 41
Notes to Financial Statements 50
Changes In and Disagreements with Accountants 73
Results of Meeting(s) of Shareholders 73
Remuneration Paid to Directors, Officers and Others 73
Board Approval of Management and Subadvisory Agreements 73

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.93 $13.22 $12.17 $14.89 $14.95 $14.08
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.33 0.29 0.27 0.23 0.22
Net realized and unrealized gains (losses) 0.67 0.73 1.08 (2.53) 0.99 1.05
Total from investment operations ........ 0.81 1.06 1.37 (2.26) 1.22 1.27
Less distributions from:
Net investment income .............. (0.20) (0.35) (0.32) (0.22) (0.35) (0.23)
Net realized gains ................. (0.06) — — (0.24) (0.93) (0.17)
Total distributions ................... (0.26) (0.35) (0.32) (0.46) (1.28) (0.40)
Net asset value, end of period .......... $14.48 $13.93 $13.22 $12.17 $14.89 $14.95
Total return
d
....................... 5.89% 8.06% 11.37% (15.22)% 8.18% 9.30%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.61% 0.61% 0.61%
h
0.63%
h
0.62% 0.63%
h
Net investment income
c
............... 2.00% 2.39% 2.27% 2.08% 1.47% 1.54%
Supplemental data
Net assets, end of period (000’s) ........ $731,586 $731,888 $768,040 $796,888 $1,081,071 $941,777
Portfolio turnover rate ................ 9.76% 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.59 $12.90 $11.87 $14.54 $14.62 $13.77
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.21 0.18 0.16 0.09 0.10
Net realized and unrealized gains (losses) 0.65 0.73 1.07 (2.47) 0.99 1.05
Total from investment operations ........ 0.73 0.94 1.25 (2.31) 1.08 1.15
Less distributions from:
Net investment income .............. (0.15) (0.25) (0.22) (0.12) (0.23) (0.13)
Net realized gains ................. (0.06) — — (0.24) (0.93) (0.17)
Total distributions ................... (0.21) (0.25) (0.22) (0.36) (1.16) (0.30)
Net asset value, end of period .......... $14.11 $13.59 $12.90 $11.87 $14.54 $14.62
Total return
d
....................... 5.45% 7.28% 10.62% (15.90)% 7.40% 8.51%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.36% 1.37% 1.37% 1.38% 1.37% 1.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.36%
g
1.36% 1.36%
h
1.38%
g,h
1.37%
g
1.38%
g
Net investment income
c
............... 1.24% 1.60% 1.45% 1.24% 0.61% 0.76%
Supplemental data
Net assets, end of period (000’s) ........ $47,891 $51,585 $63,436 $89,012 $152,244 $212,656
Portfolio turnover rate ................ 9.76% 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.86 $13.16 $12.11 $14.83 $14.88 $14.02
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.29 0.25 0.24 0.18 0.18
Net realized and unrealized gains (losses) 0.67 0.73 1.09 (2.53) 1.01 1.05
Total from investment operations ........ 0.79 1.02 1.34 (2.29) 1.19 1.23
Less distributions from:
Net investment income .............. (0.19) (0.32) (0.29) (0.19) (0.31) (0.20)
Net realized gains ................. (0.06) — — (0.24) (0.93) (0.17)
Total distributions ................... (0.25) (0.32) (0.29) (0.43) (1.24) (0.37)
Net asset value, end of period .......... $14.40 $13.86 $13.16 $12.11 $14.83 $14.88
Total return
d
....................... 5.73% 7.75% 11.15% (15.48)% 7.99% 8.98%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.86% 0.86% 0.86%
h
0.88%
h
0.87% 0.88%
Net investment income
c
............... 1.76% 2.14% 2.01% 1.87% 1.14% 1.28%
Supplemental data
Net assets, end of period (000’s) ........ $41,065 $39,818 $41,582 $45,036 $55,629 $66,208
Portfolio turnover rate ................ 9.76% 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.91 $13.20 $12.14 $14.87 $14.92 $14.06
Income from investment operations
a
:
Net investment income
b,c
............ 0.15 0.38 0.35 0.32 0.28 0.26
Net realized and unrealized gains (losses) 0.67 0.72 1.07 (2.55) 1.00 1.05
Total from investment operations ........ 0.82 1.10 1.42 (2.23) 1.28 1.31
Less distributions from:
Net investment income .............. (0.22) (0.39) (0.36) (0.26) (0.40) (0.28)
Net realized gains ................. (0.06) — — (0.24) (0.93) (0.17)
Total distributions ................... (0.28) (0.39) (0.36) (0.50) (1.33) (0.45)
Net asset value, end of period .......... $14.45 $13.91 $13.20 $12.14 $14.87 $14.92
Total return
d
....................... 5.97% 8.40% 11.83% (15.01)% 8.60% 9.61%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.41% 0.36% 0.38% 0.40% 0.39% 0.40%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.31% 0.30%
g
0.29%
g
0.30% 0.30%
Net investment income
c
............... 2.17% 2.76% 2.78% 2.45% 1.78% 1.86%
Supplemental data
Net assets, end of period (000’s) ........ $3,601 $6,688 $5,147 $2,274 $2,852 $2,537
Portfolio turnover rate ................ 9.76% 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.93 $13.22 $12.16 $14.89 $14.95 $14.08
Income from investment operations
a
:
Net investment income
b,c
............ 0.16 0.36 0.32 0.29 0.27 0.25
Net realized and unrealized gains (losses) 0.66 0.74 1.09 (2.53) 0.99 1.06
Total from investment operations ........ 0.82 1.10 1.41 (2.24) 1.26 1.31
Less distributions from:
Net investment income .............. (0.22) (0.39) (0.35) (0.25) (0.39) (0.27)
Net realized gains ................. (0.06) — — (0.24) (0.93) (0.17)
Total distributions ................... (0.28) (0.39) (0.35) (0.49) (1.32) (0.44)
Net asset value, end of period .......... $14.47 $13.93 $13.22 $12.16 $14.89 $14.95
Total return
d
....................... 5.94% 8.33% 11.75% (15.07)% 8.45% 9.58%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.36% 0.36% 0.36%
h
0.38%
h
0.37% 0.38%
Net investment income
c
............... 2.26% 2.63% 2.51% 2.20% 1.72% 1.79%
Supplemental data
Net assets, end of period (000’s) ........ $29,431 $25,754 $27,713 $30,231 $54,537 $48,041
Portfolio turnover rate ................ 9.76% 40.01% 19.49% 37.16% 61.92% 48.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
s
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 344,951 $ 8,313,319
Domestic Equity 28.9%
a
Franklin Growth Fund , Class R6 ........................................ 369,138 53,288,767
a
Franklin U.S. Core Equity (IU) Fund ..................................... 6,672,248 120,167,192
a
Franklin U.S. Equity Index ETF ......................................... 236,348 12,848,870
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 459,627 29,030,041
a
Putnam Large Cap Value Fund , Class R6 ................................. 852,251 31,371,364
246,706,234
Domestic Fixed Income 47.2%
a
Franklin Investment Grade Corporate ETF ................................. 4,569,974 98,642,889
a
Franklin U.S. Core Bond ETF .......................................... 9,379,143 201,839,157
a
Franklin U.S. Treasury Bond ETF ....................................... 4,997,148 102,691,391
403,173,437
Foreign Equity 11.2%
a
ClearBridge International Growth Fund , Class IS ............................ 93,751 7,096,980
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,273,806 15,018,171
a
Franklin International Core Equity (IU) Fund ............................... 3,357,199 46,597,927
iShares Core MSCI EAFE ETF ......................................... 78,329 6,538,905
a
Templeton Developing Markets Trust , Class R6 ............................. 438,644 9,869,501
a
Templeton Foreign Fund , Class R6 ...................................... 1,205,760 10,562,461
95,683,945
Foreign Fixed Income 9.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 3,763,475 34,247,621
a
Franklin High Yield Corporate ETF ...................................... 1,469,506 35,782,471
a
Franklin International Aggregate Bond ETF ................................ 709,921 14,581,777
84,611,869
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 720,348,799 ) ...............................................................
838,488,804
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 13,481,875 13,481,875
Total Money Market Funds (Cost $ 13,481,875 ) ..................................
13,481,875
Total Short Term Investments (Cost $ 13,481,875 ) ................................
13,481,875
a
Total Investments (Cost $ 733,830,674 ) 99.8% ...................................
$851,970,679
Other Assets, less Liabilities 0.2% .............................................
1,603,317
Net Assets 100.0% ...........................................................
$853,573,996
See Abbreviations on page 72 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.13 $21.40 $17.85 $24.42 $21.92 $20.04
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.04) 0.10 0.11 0.05 0.22 0.12
Net realized and unrealized gains (losses) 1.83 3.05 4.35 (5.16) 3.21 3.32
Total from investment operations ........ 1.79 3.15 4.46 (5.11) 3.43 3.44
Less distributions from:
Net investment income .............. (—)
d
(0.19) (0.12) (0.01) (0.22) (0.18)
Net realized gains ................. (1.47) (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ................... (1.47) (1.42) (0.91) (1.46) (0.93) (1.56)
Net asset value, end of period .......... $23.45 $23.13 $21.40 $17.85 $24.42 $21.92
Total return
e
....................... 7.94% 14.88% 25.36% (20.84)% 15.76% 18.28%
Ratios to average net assets
f
Expenses
g ,h
........................ 0.38% 0.39% 0.40% 0.41% 0.42% 0.43%
Net investment income (loss)
c
.......... (0.38)% 0.45% 0.55% 0.26% 0.91% 0.64%
Supplemental data
Net assets, end of period (000’s) ........ $900,551 $869,673 $805,511 $690,297 $931,489 $812,250
Portfolio turnover rate ................ —% 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the period ended June 30, 2025.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.31 $20.68 $17.34 $23.94 $21.57 $19.76
Income from investment operations
a
:
Net investment (loss)
b,c
.............. (0.12) (0.07) (0.05) (0.10) (0.01) (0.03)
Net realized and unrealized gains (losses) 1.75 2.95 4.21 (5.05) 3.20 3.25
Total from investment operations ........ 1.63 2.88 4.16 (5.15) 3.19 3.22
Less distributions from:
Net investment income .............. (—)
d
(0.02) (0.03) (—)
d
(0.11) (0.03)
Net realized gains ................. (1.47) (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ................... (1.47) (1.25) (0.82) (1.45) (0.82) (1.41)
Net asset value, end of period .......... $22.47 $22.31 $20.68 $17.34 $23.94 $21.57
Total return
e
....................... 7.51% 14.08% 24.38% (21.44)% 14.88% 17.41%
Ratios to average net assets
f
Expenses
g ,h
........................ 1.13% 1.14% 1.15% 1.16% 1.17% 1.18%
Net investment (loss)
c
................ (1.13)% (0.33)% (0.26)% (0.53)% (0.05)% (0.18)%
Supplemental data
Net assets, end of period (000’s) ........ $39,957 $40,821 $41,410 $39,781 $61,517 $73,513
Portfolio turnover rate ................ —% 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the period ended June 30, 2025.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.06 $21.34 $17.81 $24.42 $21.95 $20.07
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.07) 0.06 0.07 0.01 0.16 0.07
Net realized and unrealized gains (losses) 1.81 3.03 4.32 (5.17) 3.21 3.32
Total from investment operations ........ 1.74 3.09 4.39 (5.16) 3.37 3.39
Less distributions from:
Net investment income .............. (—)
d
(0.14) (0.07) (—)
d
(0.19) (0.13)
Net realized gains ................. (1.47) (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ................... (1.47) (1.37) (0.86) (1.45) (0.90) (1.51)
Net asset value, end of period .......... $23.33 $23.06 $21.34 $17.81 $24.42 $21.95
Total return
e
....................... 7.74% 14.64% 25.05% (21.04)% 15.46% 18.00%
Ratios to average net assets
f
Expenses
g ,h
........................ 0.63% 0.64% 0.65% 0.66% 0.66% 0.67%
Net investment income (loss)
c
.......... (0.63)% 0.25% 0.35% 0.04% 0.68% 0.38%
Supplemental data
Net assets, end of period (000’s) ........ $2,060 $2,257 $1,935 $1,488 $1,764 $1,498
Portfolio turnover rate ................ —% 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the period ended June 30, 2025.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.25 $21.49 $17.92 $24.52 $21.97 $20.07
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.01) 0.13 0.18 0.12 0.30 0.21
Net realized and unrealized gains (losses) 1.84 3.12 4.36 (5.19) 3.23 3.31
Total from investment operations ........ 1.83 3.25 4.54 (5.07) 3.53 3.52
Less distributions from:
Net investment income .............. (—)
d
(0.26) (0.18) (0.08) (0.27) (0.24)
Net realized gains ................. (1.47) (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ................... (1.47) (1.49) (0.97) (1.53) (0.98) (1.62)
Net asset value, end of period .......... $23.61 $23.25 $21.49 $17.92 $24.52 $21.97
Total return
e
....................... 8.07% 15.28% 25.74% (20.60)% 16.16% 18.69%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.16% 0.14% 0.11% 0.13% 0.13% 0.13%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.08% 0.08% 0.09% 0.08% 0.09% 0.09%
Net investment income (loss)
c
.......... (0.08)% 0.55% 0.92% 0.62% 1.26% 1.05%
Supplemental data
Net assets, end of period (000’s) ........ $3,393 $3,826 $4,966 $4,379 $5,349 $4,393
Portfolio turnover rate ................ —% 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the period ended June 30, 2025.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.25 $21.49 $17.93 $24.52 $21.98 $20.08
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.01) 0.17 0.16 0.09 0.28 0.17
Net realized and unrealized gains (losses) 1.83 3.07 4.36 (5.17) 3.22 3.34
Total from investment operations ........ 1.82 3.24 4.52 (5.08) 3.50 3.51
Less distributions from:
Net investment income .............. (—)
d
(0.25) (0.17) (0.06) (0.25) (0.23)
Net realized gains ................. (1.47) (1.23) (0.79) (1.45) (0.71) (1.38)
Total distributions ................... (1.47) (1.48) (0.96) (1.51) (0.96) (1.61)
Net asset value, end of period .......... $23.60 $23.25 $21.49 $17.93 $24.52 $21.98
Total return
e
....................... 8.03% 15.24% 25.58% (20.63)% 16.05% 18.59%
Ratios to average net assets
f
Expenses
g ,h
........................ 0.13% 0.14% 0.15% 0.16% 0.17% 0.18%
Net investment income (loss)
c
.......... (0.13)% 0.71% 0.83% 0.48% 1.16% 0.90%
Supplemental data
Net assets, end of period (000’s) ........ $69,283 $67,797 $59,702 $48,963 $69,322 $61,166
Portfolio turnover rate ................ —% 10.38% 6.51% 9.00% 3.58% 9.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.61% for the period ended June 30, 2025.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.2%
a
Franklin Growth Fund , Class R6 ........................................ 1,767,534 $ 255,161,176
a,b
Franklin Growth Opportunities Fund , Class R6 ............................. 4,338,395 265,423,019
a
Franklin Mutual Shares Fund , Class R6 ................................... 9,213,990 243,617,883
764,202,078
Foreign Equity 24.8%
a
Templeton Growth Fund, Inc. , Class R6 ................................... 8,394,863 251,510,086
Total Investments In Underlying Funds (Cost $ 581,059,222 ) ......................
1,015,712,164
a a a a
Short Term Investments 0.1%
a a
Shares
a
Value
a
Money Market Funds 0.1%
a,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 926,901 926,901
Total Money Market Funds (Cost $ 926,901 ) .....................................
926,901
Total Short Term Investments (Cost $ 926,901 ) ..................................
926,901
a
Total Investments (Cost $ 581,986,123 ) 100.1% ..................................
$1,016,639,065
Other Assets, less Liabilities (0.1) % ...........................................
(1,395,788)
Net Assets 100.0% ...........................................................
$1,015,243,277
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.64 $14.01 $12.62 $14.95 $13.49 $14.43
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.23 0.23 0.18 0.19
c
0.34
c
Net realized and unrealized gains (losses) 0.98 1.57 1.39 (1.95) 1.39 (0.27)
Total from investment operations ........ 1.14 1.80 1.62 (1.77) 1.58 0.07
Less distributions from:
Net investment income .............. (0.06) (0.17) (0.23) (0.56) (0.12) (0.47)
Net realized gains ................. (0.30) — — — — (0.54)
Total distributions ................... (0.36) (0.17) (0.23) (0.56) (0.12) (1.01)
Net asset value, end of period .......... $16.42 $15.64 $14.01 $12.62 $14.95 $13.49
Total return
d
....................... 7.37% 12.87% 12.92% (11.83)% 11.74% 1.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.95% 0.95% 0.94% 0.94%
f
0.42%
f
Expenses net of waiver and payments by
affiliates .......................... 0.92% 0.93%
f
0.92%
g
0.91%
g
0.88%
f,g
0.42%
f,h
Net investment income ............... 2.08% 1.49% 1.75% 1.31% 1.33%
c
2.73%
c
Supplemental data
Net assets, end of period (000’s) ........ $2,573,500 $2,520,588 $2,479,455 $2,417,274 $3,006,324 $2,952,287
Portfolio turnover rate ................ 17.06% 59.82% 76.65% 15.46% 97.19%
i
4.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.48 $13.87 $12.50 $14.79 $13.40 $14.33
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.11 0.13 0.07 0.08
c
0.23
c
Net realized and unrealized gains (losses) 0.97 1.56 1.36 (1.91) 1.38 (0.26)
Total from investment operations ........ 1.07 1.67 1.49 (1.84) 1.46 (0.03)
Less distributions from:
Net investment income .............. (0.06) (0.06) (0.12) (0.45) (0.07) (0.36)
Net realized gains ................. (0.30) — — — — (0.54)
Total distributions ................... (0.36) (0.06) (0.12) (0.45) (0.07) (0.90)
Net asset value, end of period .......... $16.19 $15.48 $13.87 $12.50 $14.79 $13.40
Total return
d
....................... 6.99% 12.06% 12.00% (12.45)% 10.89% 0.79%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.69% 1.70% 1.70% 1.69% 1.68%
f
1.17%
f
Expenses net of waiver and payments by
affiliates .......................... 1.67% 1.68% 1.67%
g
1.66%
g
1.62%
f;g
1.17%
f,h
Net investment income ............... 1.32% 0.73% 1.00% 0.56% 0.58%
c
1.85%
c
Supplemental data
Net assets, end of period (000’s) ........ $57,103 $62,592 $71,783 $84,086 $131,347 $201,506
Portfolio turnover rate ................ 17.06% 59.82% 76.65% 15.46% 97.19%
i
4.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.68 $14.05 $12.66 $14.99 $13.54 $14.48
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.19 0.20 0.14 0.15
c
0.31
c
Net realized and unrealized gains (losses) 0.99 1.57 1.39 (1.95) 1.40 (0.28)
Total from investment operations ........ 1.13 1.76 1.59 (1.81) 1.55 0.03
Less distributions from:
Net investment income .............. (0.06) (0.13) (0.20) (0.52) (0.10) (0.43)
Net realized gains ................. (0.30) — — — — (0.54)
Total distributions ................... (0.36) (0.13) (0.20) (0.52) (0.10) (0.97)
Net asset value, end of period .......... $16.45 $15.68 $14.05 $12.66 $14.99 $13.54
Total return
d
....................... 7.29% 12.57% 12.63% (12.06)% 11.50% 1.28%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.20% 1.20% 1.19% 1.19%
f
0.67%
f
Expenses net of waiver and payments by
affiliates .......................... 1.17% 1.18% 1.17%
g
1.16%
g
1.13%
f,g
0.67%
f,h
Net investment income ............... 1.83% 1.25% 1.50% 1.06% 1.08%
c
2.47%
c
Supplemental data
Net assets, end of period (000’s) ........ $4,622 $4,671 $4,213 $3,906 $5,229 $4,975
Portfolio turnover rate ................ 17.06% 59.82% 76.65% 15.46% 97.19%
i
4.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.17 $14.47 $13.03 $15.43 $13.89 $14.81
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.28 0.28 0.22 0.25
c
0.96
c
Net realized and unrealized gains (losses) 1.02 1.64 1.44 (2.02) 1.43 (0.83)
Total from investment operations ........ 1.21 1.92 1.72 (1.80) 1.68 0.13
Less distributions from:
Net investment income .............. (0.06) (0.22) (0.28) (0.60) (0.14) (0.51)
Net realized gains ................. (0.30) — — — — (0.54)
Total distributions ................... (0.36) (0.22) (0.28) (0.60) (0.14) (1.05)
Net asset value, end of period .......... $17.02 $16.17 $14.47 $13.03 $15.43 $13.89
Total return
d
....................... 7.56% 13.28% 13.26% (11.62)% 12.14% 1.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.66% 0.65% 0.66% 0.67%
f
0.21%
f
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.62% 0.60%
g
0.59%
g
0.54%
f,g
0.07%
f
Net investment income ............... 2.38% 1.78% 2.06% 1.61% 1.69%
c
7.33%
c
Supplemental data
Net assets, end of period (000’s) ........ $5,420 $5,343 $4,018 $1,087 $573 $631
Portfolio turnover rate ................ 17.06% 59.82% 76.65% 15.46% 97.19%
i
4.07%
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.78 $14.13 $12.72 $15.07 $13.58 $14.52
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.27 0.27 0.21 0.23
c
0.37
c
Net realized and unrealized gains (losses) 0.98 1.59 1.41 (1.97) 1.40 (0.27)
Total from investment operations ........ 1.17 1.86 1.68 (1.76) 1.63 0.10
Less distributions from:
Net investment income .............. (0.06) (0.21) (0.27) (0.59) (0.14) (0.50)
Net realized gains ................. (0.30) — — — — (0.54)
Total distributions ................... (0.36) (0.21) (0.27) (0.59) (0.14) (1.04)
Net asset value, end of period .......... $16.59 $15.78 $14.13 $12.72 $15.07 $13.58
Total return
d
....................... 7.57% 13.11% 13.25% (11.64)% 12.01% 1.79%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.70% 0.70% 0.69% 0.69%
f
0.17%
f
Expenses net of waiver and payments by
affiliates .......................... 0.67% 0.68%
f
0.67%
g
0.66%
g
0.63%
f,g
0.17%
f,h
Net investment income ............... 2.34% 1.75% 2.00% 1.56% 1.58%
c
2.89%
c
Supplemental data
Net assets, end of period (000’s) ........ $123,873 $117,356 $103,377 $98,974 $122,896 $123,049
Portfolio turnover rate ................ 17.06% 59.82% 76.65% 15.46% 97.19%
i
4.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country Shares
a
Value
a a a a a a
Common Stocks 60.6%
Aerospace & Defense 0.6%
General Electric Co. ................................. United States 20,691 $ 5,325,657
Lockheed Martin Corp. ............................... United States 9,737 4,509,594
Rolls-Royce Holdings plc ............................. United Kingdom 571,000 7,567,262
17,402,513
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 43,564 4,977,187
Automobiles 1.4%
General Motors Co. .................................. United States 65,332 3,214,988
Kia Corp. ......................................... South Korea 206,150 14,750,940
Mercedes-Benz Group AG ............................ Germany 97,343 5,671,219
Subaru Corp. ...................................... Japan 281,700 4,883,662
a
Tesla, Inc. ......................................... United States 33,239 10,558,701
39,079,510
Banks 4.0%
AIB Group plc ...................................... Ireland 2,433,100 20,080,013
Citigroup, Inc. ...................................... United States 228,552 19,454,346
ING Groep NV ..................................... Netherlands 454,583 9,963,409
Intesa Sanpaolo SpA ................................. Italy 2,468,443 14,219,245
JPMorgan Chase & Co. ............................... United States 24,613 7,135,555
NatWest Group plc .................................. United Kingdom 1,318,602 9,260,481
UniCredit SpA ...................................... Italy 471,238 31,612,239
111,725,288
Biotechnology 1.7%
AbbVie, Inc. ....................................... United States 199,757 37,078,894
Gilead Sciences, Inc. ................................ United States 84,607 9,380,378
46,459,272
Broadline Retail 2.1%
b
Alibaba Group Holding Ltd. , ADR ....................... China 74,136 8,407,764
a
Amazon.com, Inc. ................................... United States 151,068 33,142,808
a
MercadoLibre, Inc. .................................. Brazil 5,885 15,381,213
56,931,785
Building Products 0.2%
Cie de Saint-Gobain SA .............................. France 50,459 5,927,683
Capital Markets 1.5%
3i Group plc ....................................... United Kingdom 265,424 15,020,931
Deutsche Bank AG .................................. Germany 356,564 10,570,494
SEI Investments Co. ................................. United States 142,721 12,824,909
XP, Inc. , A ......................................... Brazil 176,890 3,573,178
41,989,512
Chemicals 0.4%
Corteva, Inc. ....................................... United States 45,189 3,367,936
Nitto Denko Corp. ................................... Japan 252,000 4,866,491
Sherwin-Williams Co. (The) ............................ United States 8,824 3,029,809
11,264,236
Commercial Services & Supplies 0.3%
Cintas Corp. ....................................... United States 35,492 7,910,102
Communications Equipment 1.1%
a
Arista Networks, Inc. ................................. United States 93,300 9,545,523

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Cisco Systems, Inc. ................................. United States 318,889 $ 22,124,519
31,670,042
Construction Materials 0.3%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. , A .... China 5,074,500 7,602,935
Consumer Staples Distribution & Retail 1.7%
Carrefour SA ....................................... France 200,479 2,828,003
Koninklijke Ahold Delhaize NV .......................... Netherlands 175,585 7,333,562
Kroger Co. (The) .................................... United States 198,332 14,226,355
Loblaw Cos. Ltd. .................................... Canada 76,200 12,604,406
Walmart, Inc. ...................................... United States 117,219 11,461,674
48,454,000
Diversified Telecommunication Services 0.6%
Bezeq The Israeli Telecommunication Corp. Ltd. ............ Israel 2,216,502 3,787,714
Deutsche Telekom AG ................................ Germany 252,979 9,259,942
Telkom Indonesia Persero Tbk. PT ...................... Indonesia 13,349,900 2,283,923
15,331,579
Electric Utilities 0.6%
Iberdrola SA ....................................... Spain 375,036 7,214,954
NRG Energy, Inc. ................................... United States 56,818 9,123,835
16,338,789
Electrical Equipment 0.2%
Fujikura Ltd. ....................................... Japan 83,800 4,408,336
Entertainment 1.9%
b
NetEase, Inc. ...................................... China 708,800 19,101,712
a
Netflix, Inc. ........................................ United States 21,688 29,043,052
a
Spotify Technology SA ................................ United States 5,291 4,059,996
52,204,760
Financial Services 1.8%
a
Berkshire Hathaway, Inc. , B ............................ United States 9,640 4,682,823
Mastercard, Inc. , A .................................. United States 26,943 15,140,350
MGIC Investment Corp. ............................... United States 328,187 9,136,726
a
PayPal Holdings, Inc. ................................ United States 47,470 3,527,970
Visa, Inc. , A ........................................ United States 45,846 16,277,622
48,765,491
Food Products 0.1%
a
JBS NV , BDR ...................................... United States 228,650 3,291,439
Ground Transportation 0.4%
Landstar System, Inc. ................................ United States 18,357 2,551,990
Old Dominion Freight Line, Inc. ......................... United States 52,844 8,576,581
11,128,571
Health Care Equipment & Supplies 2.0%
Abbott Laboratories .................................. United States 154,153 20,966,349
a
IDEXX Laboratories, Inc. .............................. United States 23,390 12,544,993
a
Insulet Corp. ....................................... United States 56,931 17,886,582
STERIS plc ........................................ United States 13,769 3,307,589
54,705,513
Health Care Providers & Services 0.1%
Premier, Inc. , A ..................................... United States 161,696 3,545,993

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc. ............................... United States 9,396 $ 54,395,699
a
DoorDash, Inc. , A ................................... United States 17,310 4,267,088
58,662,787
Household Products 0.4%
Colgate-Palmolive Co. ............................... United States 78,603 7,145,013
Kimberly-Clark Corp. ................................. United States 25,935 3,343,540
10,488,553
Industrial Conglomerates 0.3%
Hitachi Ltd. ........................................ Japan 285,100 8,286,247
Insurance 1.4%
BB Seguridade Participacoes SA ........................ Brazil 1,378,500 9,083,267
Erie Indemnity Co. , A ................................. United States 10,892 3,777,237
iA Financial Corp., Inc. ............................... Canada 124,652 13,665,722
NN Group NV ...................................... Netherlands 84,660 5,633,200
Sompo Holdings, Inc. ................................ Japan 179,100 5,397,143
37,556,569
Interactive Media & Services 3.2%
Alphabet, Inc. , A .................................... United States 225,629 39,762,599
a,b,c
Kuaishou Technology , 144A , Reg S ...................... China 645,700 5,241,528
Meta Platforms, Inc. , A ............................... United States 50,147 37,012,999
a
Pinterest, Inc. , A .................................... United States 181,803 6,519,455
88,536,581
IT Services 0.9%
Cognizant Technology Solutions Corp. , A .................. United States 43,493 3,393,759
Infosys Ltd. , ADR ................................... India 992,866 18,397,807
a
Shopify, Inc. , A ..................................... Canada 30,230 3,486,634
25,278,200
Leisure Products 0.1%
a
Mattel, Inc. ........................................ United States 175,916 3,469,064
Life Sciences Tools & Services 0.3%
a
Mettler-Toledo International, Inc. ........................ United States 5,962 7,003,681
Machinery 0.5%
Atlas Copco AB , B ................................... Sweden 498,831 7,099,656
Caterpillar, Inc. ..................................... United States 10,210 3,963,624
Illinois Tool Works, Inc. ............................... United States 13,625 3,368,781
14,432,061
Marine Transportation 0.6%
AP Moller - Maersk A/S , B ............................. Denmark 6,608 12,288,888
d
COSCO SHIPPING Holdings Co. Ltd. , H .................. China 1,933,500 3,366,062
15,654,950
Metals & Mining 1.4%
Fortescue Ltd. ...................................... Australia 2,881,861 28,969,138
Kumba Iron Ore Ltd. ................................. South Africa 183,731 2,958,169
Reliance, Inc. ...................................... United States 19,628 6,161,229
38,088,536
Office REITs 0.1%
Highwoods Properties, Inc. ............................ United States 115,272 3,583,807

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 2.7%
ORLEN SA ........................................ Poland 163,348 $ 3,722,943
Parex Resources, Inc. ................................ Canada 552,062 5,639,201
d
PetroChina Co. Ltd. , H ............................... China 5,946,000 5,124,127
Petroleo Brasileiro SA - Petrobras ....................... Brazil 1,994,600 12,515,123
Suncor Energy, Inc. .................................. Canada 520,825 19,509,663
Williams Cos., Inc. (The) .............................. United States 381,335 23,951,651
Yancoal Australia Ltd. ................................ Australia 949,576 3,608,173
74,070,881
Personal Care Products 0.4%
a
Oddity Tech Ltd. , A .................................. Israel 73,762 5,566,818
Unilever plc ........................................ United Kingdom 88,066 5,374,339
10,941,157
Pharmaceuticals 2.9%
Chugai Pharmaceutical Co. Ltd. ........................ Japan 56,300 2,939,864
Eli Lilly & Co. ...................................... United States 4,987 3,887,516
GSK plc .......................................... United States 446,558 8,514,285
Johnson & Johnson ................................. United States 290,019 44,300,402
Novartis AG ....................................... United States 71,866 8,722,887
Novo Nordisk A/S , B ................................. Denmark 32,336 2,240,692
Richter Gedeon Nyrt. ................................ Hungary 142,678 4,205,631
Shionogi & Co. Ltd. .................................. Japan 279,900 5,038,838
79,850,115
Professional Services 0.8%
Recruit Holdings Co. Ltd. ............................. Japan 311,500 18,318,268
RELX plc ......................................... United Kingdom 71,173 3,857,412
22,175,680
Real Estate Management & Development 0.1%
Daiwa House Industry Co. Ltd. ......................... Japan 113,000 3,882,997
Retail REITs 0.2%
Simon Property Group, Inc. ............................ United States 42,219 6,787,126
Semiconductors & Semiconductor Equipment 7.1%
Applied Materials, Inc. ................................ United States 18,287 3,347,801
ASML Holding NV ................................... Netherlands 4,579 3,669,321
Broadcom, Inc. ..................................... United States 60,940 16,798,111
KLA Corp. ......................................... United States 33,633 30,126,424
Lam Research Corp. ................................. United States 37,190 3,620,075
MediaTek, Inc. ..................................... Taiwan 409,000 17,525,103
Novatek Microelectronics Corp. ......................... Taiwan 466,000 8,691,311
NVIDIA Corp. ...................................... United States 475,954 75,195,973
QUALCOMM, Inc. ................................... United States 22,324 3,555,320
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 44,755 10,136,560
Texas Instruments, Inc. ............................... United States 47,786 9,921,329
Tokyo Electron Ltd. .................................. Japan 70,100 13,424,813
196,012,141
Software 5.0%
a
Adobe, Inc. ........................................ United States 15,879 6,143,268
a
Atlassian Corp. , A ................................... United States 22,990 4,669,039
a
Cadence Design Systems, Inc. ......................... United States 11,322 3,488,874
a
Check Point Software Technologies Ltd. .................. Israel 48,794 10,795,673
Constellation Software, Inc. ............................ Canada 921 3,377,079
a
Dropbox, Inc. , A .................................... United States 118,904 3,400,654
a
Fair Isaac Corp. .................................... United States 6,588 12,042,601

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
HubSpot, Inc. ...................................... United States 5,408 $ 3,010,255
Microsoft Corp. ..................................... United States 125,071 62,211,566
a
Monday.com Ltd. .................................... United States 17,636 5,546,169
a
Palantir Technologies, Inc. , A ........................... United States 48,034 6,547,995
a
ServiceNow, Inc. .................................... United States 7,935 8,157,815
a
Xero Ltd. .......................................... New Zealand 71,627 8,475,570
137,866,558
Specialty Retail 1.2%
a
AutoZone, Inc. ..................................... United States 5,085 18,876,690
Dick's Sporting Goods, Inc. ............................ United States 21,020 4,157,966
Home Depot, Inc. (The) ............................... United States 8,245 3,022,947
Industria de Diseno Textil SA ........................... Spain 67,640 3,528,559
Lowe's Cos., Inc. .................................... United States 13,677 3,034,516
32,620,678
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc. ........................................ United States 336,388 69,016,726
Samsung Electronics Co. Ltd. .......................... South Korea 183,341 8,107,636
77,124,362
Textiles, Apparel & Luxury Goods 0.7%
a
Deckers Outdoor Corp. ............................... United States 27,452 2,829,478
a
Lululemon Athletica, Inc. .............................. United States 34,952 8,303,896
Pandora A/S ....................................... Denmark 21,415 3,773,224
Ralph Lauren Corp. , A ................................ United States 19,280 5,288,118
20,194,716
Tobacco 1.2%
Altria Group, Inc. .................................... United States 572,636 33,573,649
Trading Companies & Distributors 0.8%
Fastenal Co. ....................................... United States 97,100 4,078,200
MonotaRO Co. Ltd. .................................. Japan 203,900 4,013,946
WW Grainger, Inc. ................................... United States 12,558 13,063,334
21,155,480
Wireless Telecommunication Services 0.2%
Vodafone Group plc ................................. United Kingdom 5,939,151 6,357,575
Total Common Stocks (Cost $ 1,301,901,352 ) ..................................
1,674,768,687
Management Investment Companies 4.1%
Capital Markets 4.1%
e
Franklin BSP Private Credit Fund , Class Advisor ............ United States 2,783,694 29,423,649
e,f,g
Franklin BSP Real Estate Debt BDC ..................... United States 33,292 909,402
e
Franklin FTSE India ETF .............................. United States 165,050 6,573,941
e
Franklin High Yield Corporate ETF ...................... United States 205,000 4,991,750
e
Franklin Systematic Style Premia ETF .................... United States 2,225,000 53,622,500
VanEck J.P. Morgan EM Local Currency Bond ETF .......... United States 773,281 19,602,673
115,123,915
Total Management Investment Companies (Cost $ 115,165,676 ) .................
115,123,915

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.4%
Banks 0.4%
h
Itausa SA , 4 .55% ................................... Brazil 5,120,535 $ 10,320,049
Total Preferred Stocks (Cost $ 10,289,903 ) ....................................
10,320,049
Principal
Amount
*
Corporate Bonds 6.6%
Automobile Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 3,250,000 2,520,817
Banks 0.3%
c
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 9,889,000 8,961,203
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 5.4% , 3/15/54 .................
United States 9,088,000 8,843,158
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 1,862,000 1,791,155
10,634,313
Broadline Retail 0.2%
b
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 ..... China 6,300,000 6,193,214
Capital Markets 0.4%
c
Amvest RCF Custodian BV , Senior Note , Reg S, 3.875% , 3/25/30 Netherlands 1,400,000 EUR 1,667,595
Deutsche Bank AG ,
Senior Non-Preferred Bond , 3.547% to 9/17/30, FRN thereafter ,
9/18/31 ......................................... Germany 5,817,000 5,443,217
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN
thereafter , 11/24/26 ................................ Germany 3,491,000 3,455,977
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 7.125% , 4/30/31 .............................. United States 1,228,000 1,292,939
11,859,728
Chemicals 0.2%
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 5,825,000 6,052,000
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 3,956,000 3,490,710
Senior Note , 2.45% , 10/29/26 ........................ Ireland 5,527,000 5,386,471
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......
United States 1,308,000 1,287,524
10,164,705
Diversified Telecommunication Services 0.2%
c
Orange SA , Senior Bond , Reg S, 1.875% , 9/12/30 ........... France 4,900,000 EUR 5,490,256
Electric Utilities 0.3%
MidAmerican Energy Co. , Senior Bond , 4.25% , 5/01/46 .......
United States 10,392,000 8,626,570
Financial Services 0.4%
c
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.35% , 10/15/26 ................................... Germany 6,748,000 6,603,690
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 .... Australia 4,654,000 4,597,643
11,201,333
Food Products 0.5%
c ,i
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 9,006,687 9,451,231

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.75% , 12/01/31 ........................ United States 4,800,000 $ 4,476,229
Senior Note , 3% , 5/15/32 ........................... United States 1,310,362 1,147,991
15,075,451
Ground Transportation 0.3%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ...... United Kingdom 6,981,000 7,074,667
Hotel & Resort REITs 0.2%
c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 5,350,000 5,507,135
Machinery 0.2%
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 5,176,000 5,189,954
Media 0.5%
Comcast Corp. , Senior Bond , 3.75% , 4/01/40 ..............
United States 6,272,000 5,210,019
Paramount Global , Senior Bond , 4.95% , 1/15/31 ............
United States 9,346,000 9,090,813
14,300,832
Metals & Mining 0.5%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 .............
Luxembourg 6,981,000 6,897,062
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .... Australia 8,144,000 7,340,970
14,238,032
Oil, Gas & Consumable Fuels 0.8%
c
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 9,191,000 8,212,318
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27
Canada 6,399,000 6,338,697
c
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% ,
1/15/33 ......................................... United States 7,450,000 7,128,053
21,679,068
Pharmaceuticals 0.4%
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ................
United Kingdom 4,654,000 4,633,022
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 ...
Japan 6,500,000 6,624,148
11,257,170
Trading Companies & Distributors 0.2%
c
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 3,876,000 4,050,352
Wireless Telecommunication Services 0.1%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ...........
United Kingdom 2,680,000 2,877,926
Total Corporate Bonds (Cost $ 180,103,726 ) ...................................
182,954,726
Foreign Government and Agency Securities 14.6%
Asian Development Bank , Senior Note , 4.875% , 5/21/26 ......
Supranational
j
16,478,000 16,593,029
Australia Government Bond ,
c
Reg S, 1% , 11/21/31 ............................... Australia 22,871,000 AUD 12,745,294
c
Belgium Government Bond , Senior Bond , 144A, Reg S, 0.35% ,
6/22/32 ......................................... Belgium 4,833,114 EUR 4,830,679
k
Brazil Notas do Tesouro Nacional , Index Linked, 6% , 8/15/26 .. Brazil 36,181,328 BRL 6,411,614
c
Bundesrepublik Deutschland ,
Reg S, 8/15/30 .................................... Germany 16,633,000 EUR 17,572,203
Reg S, 2.3% , 2/15/33 ............................... Germany 47,372,269 EUR 55,352,817
Reg S, 1% , 5/15/38 ................................ Germany 38,000,000 EUR 36,010,395
c
Bundesrepublik Deutschland Bundesanleihe , Reg S, 2.5% ,
8/15/54 ......................................... Germany 2,303,832 EUR 2,411,673

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Bundesschatzanweisungen , Reg S, 1.7% , 6/10/27 .......... Germany 10,373,600 EUR $ 12,184,915
Canada Government Bond ,
3.25% , 9/01/28 ................................... Canada 20,600,000 CAD 15,374,929
2.5% , 12/01/32 ................................... Canada 27,072,000 CAD 19,084,294
2.75% , 6/01/33 ................................... Canada 19,081,000 CAD 13,626,223
China Government Bond ,
2.5% , 7/25/27 .................................... China 121,580,000 CNY 17,360,519
2.44% , 10/15/27 ................................... China 47,210,000 CNY 6,747,430
c
Finland Government Bond ,
Senior Bond , 144A, Reg S, 0.125% , 9/15/31 ............. Finland 2,437,000 EUR 2,468,573
Senior Bond , 144A, Reg S, 0.5% , 4/15/43 ............... Finland 2,085,000 EUR 1,509,886
c
France Government Bond ,
144A, Reg S, 2.75% , 2/25/30 ......................... France 4,770,335 EUR 5,678,122
144A, Reg S, 1.5% , 5/25/31 .......................... France 4,728,295 EUR 5,212,684
144A, Reg S, 11/25/31 .............................. France 5,786,000 EUR 5,720,138
144A, Reg S, 2% , 11/25/32 .......................... France 15,124,000 EUR 16,727,715
Japan Government Bond ,
0.5% , 6/20/29 .................................... Japan 2,802,000,000 19,156,899
1.4% , 3/20/35 .................................... Japan 1,445,850,000 10,014,489
2.4% , 3/20/55 .................................... Japan 707,550,000 4,513,229
c
Netherlands Government Bond , 144A, Reg S, 3.25% , 1/15/44 .. Netherlands 2,432,271 EUR 2,922,728
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 ...........
Mexico 5,236,000 5,202,896
c
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
2.875% , 7/21/26 ................................... Portugal 6,298,945 EUR 7,497,751
Spain Bonos Y Oblig del Estado ,
c
Senior Bond , 144A, Reg S, 2.7% , 10/31/48 .............. Spain 2,008,000 EUR 1,952,315
Senior Note , 2.5% , 5/31/27 .......................... Spain 3,087,000 EUR 3,671,485
Senior Note , 3.5% , 5/31/29 .......................... Spain 4,964,000 EUR 6,099,650
c
United Kingdom Gilt ,
Reg S, 4.125% , 1/29/27 ............................. United Kingdom 22,840,000 GBP 31,495,930
Reg S, 4.625% , 1/31/34 ............................. United Kingdom 15,140,000 GBP 21,155,938
Reg S, 4.5% , 12/07/42 .............................. United Kingdom 13,370,859 GBP 17,194,468
Total Foreign Government and Agency Securities (Cost $ 385,336,221 ) ..........
404,500,910
U.S. Government and Agency Securities 4.4%
U.S. Treasury Bonds ,
4.125%, 8/15/44 .................................. United States 15,236,200 13,963,144
1.25%, 5/15/50 ................................... United States 10,770,900 5,178,447
4.75%, 5/15/55 ................................... United States 5,150,100 5,121,935
U.S. Treasury Notes ,
3.875%, 5/31/27 .................................. United States 21,009,200 21,060,082
4%, 1/31/29 ..................................... United States 24,915,000 25,145,659
0.625%, 5/15/30 .................................. United States 17,657,600 15,195,882
2.75%, 8/15/32 ................................... United States 19,769,600 18,241,317
3.875%, 8/15/34 .................................. United States 18,808,500 18,369,880
Total U.S. Government and Agency Securities (Cost $ 120,528,705 ) ..............
122,276,346
Mortgage-Backed Securities 3.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.7%
FHLMC Pool, 30 Year , 2%, 7/01/51 ...................... United States 5,100,663 4,060,631
FHLMC Pool, 30 Year , 5%, 7/01/53 ...................... United States 5,130,934 5,050,305
FHLMC Pool, 30 Year , 5%, 9/01/53 ...................... United States 17,354,917 17,068,304
FHLMC Pool, 30 Year , 6%, 3/01/54 - 8/01/54 ............... United States 6,503,893 6,614,537
FHLMC Pool, 30 Year , 6.5%, 2/01/55 ..................... United States 13,184,852 13,625,200
46,418,977

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 1.6%
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 3,162,620 $ 2,511,986
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 4,529,189 3,765,320
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 4,233,623 3,667,983
FNMA, 30 Year , 5.5%, 3/01/54 - 12/01/54 ................. United States 20,209,517 20,224,366
FNMA, 30 Year , 6%, 7/01/55 ........................... United States 12,835,000 13,051,444
43,221,099
Total Mortgage-Backed Securities (Cost $ 88,937,284 ) ..........................
89,640,076
Total Long Term Investments (Cost $ 2,202,262,867 ) ...........................
2,599,584,709
a
Short Term Investments 5.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.8%
e,l
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 159,151,469 159,151,469
Total Money Market Funds (Cost $ 159,151,469 ) ...............................
159,151,469
Total Short Term Investments (Cost $ 159,151,469 ) .............................
159,151,469
a
Total Investments (Cost $ 2,361,414,336 ) 99.8% ................................
$2,758,736,178
Other Assets, less Liabilities 0.2% ...........................................
5,782,057
Net Assets 100.0% .........................................................
$2,764,518,235
a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
Forward Exchange Contracts
Currency
Counter-
party
a
Type
Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a
a
a
a
a
a
a
a
OTC Forward Exchange Contracts
British Pound ......
JPHQ
Sell
50,692,000
67,262,625
7/16/25
$ —
$ (2,324,351)
Canadian Dollar ....
BZWS
Buy
84,588,000
61,502,622
7/16/25
662,114
—
Canadian Dollar ....
BZWS
Sell
149,352,000
108,062,028
7/16/25
—
(1,698,549)
Chinese Yuan ......
BZWS
Sell
171,953,000
23,691,317
7/16/25
—
(358,178)
Euro .............
BZWS
Buy
7,851,000
9,130,344
7/16/25
126,843
—
Euro .............
BZWS
Sell
166,663,000
190,324,246
7/16/25
—
(6,189,633)
Total Forward Exchange Contracts ...................................................
$788,957
$(10,570,711)
Net unrealized appreciation (depreciation) ............................................
$(9,781,754)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
See Note  7  regarding other derivative information.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2025, the aggregate value of these securities was $38,944,218, representing 1.4% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $358,817,730, representing 13.0% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
See Note 3(g) regarding investments in affiliated management investment companies.
f
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
g
Security is a business development company. See Note 1(e).
h
Variable rate security. The rate shown represents the yield at period end.
i
Income may be received in additional securities and/or cash.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(g).
l
The rate shown is the annualized seven-day effective yield at period end.
See Abbreviations on page 72.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.17 $17.92 $15.77 $19.99 $19.64 $18.13
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.27 0.28 0.20 0.23 0.19
Net realized and unrealized gains (losses) 1.44 2.43 2.45 (3.65) 2.97 2.32
Total from investment operations ........ 1.54 2.70 2.73 (3.45) 3.20 2.51
Less distributions from:
Net investment income .............. (0.09) (0.39) (0.22) (0.18) (0.48) (0.22)
Net realized gains ................. (0.88) (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ................... (0.97) (0.45) (0.58) (0.77) (2.85) (1.00)
Net asset value, end of period .......... $20.74 $20.17 $17.92 $15.77 $19.99 $19.64
Total return
d
....................... 7.75% 15.14% 17.59% (17.16)% 16.41% 14.58%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.62% 0.63% 0.64% 0.67% 0.66% 0.68%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.62%
g
0.63%
g
0.64%
g
0.66%
h
0.66%
g
0.67%
h
Net investment income
c
............... 0.98% 1.38% 1.65% 1.15% 1.07% 1.07%
Supplemental data
Net assets, end of period (000’s) ........ $1,224,429 $1,170,322 $1,077,785 $977,212 $1,258,769 $1,074,822
Portfolio turnover rate ................ 13.24% 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.27 $17.13 $15.12 $19.24 $19.03 $17.62
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.11 0.14 0.06 0.04 0.05
Net realized and unrealized gains (losses) 1.37 2.34 2.35 (3.50) 2.91 2.25
Total from investment operations ........ 1.39 2.45 2.49 (3.44) 2.95 2.30
Less distributions from:
Net investment income .............. (0.02) (0.25) (0.12) (0.09) (0.37) (0.11)
Net realized gains ................. (0.88) (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ................... (0.90) (0.31) (0.48) (0.68) (2.74) (0.89)
Net asset value, end of period .......... $19.76 $19.27 $17.13 $15.12 $19.24 $19.03
Total return
d
....................... 7.36% 14.35% 16.66% (17.82)% 15.59% 13.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.37% 1.38% 1.39% 1.42% 1.41% 1.42%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.37%
g
1.38%
g
1.39%
g
1.41%
h
1.41%
g
1.42%
g,h
Net investment income
c
............... 0.22% 0.60% 0.87% 0.36% 0.20% 0.28%
Supplemental data
Net assets, end of period (000’s) ........ $87,331 $90,351 $92,540 $95,210 $141,604 $186,526
Portfolio turnover rate ................ 13.24% 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.81 $17.60 $15.50 $19.68 $19.38 $17.89
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.21 0.23 0.15 0.16 0.14
Net realized and unrealized gains (losses) 1.41 2.40 2.41 (3.59) 2.93 2.30
Total from investment operations ........ 1.48 2.61 2.64 (3.44) 3.09 2.44
Less distributions from:
Net investment income .............. (0.07) (0.34) (0.18) (0.15) (0.42) (0.17)
Net realized gains ................. (0.88) (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ................... (0.95) (0.40) (0.54) (0.74) (2.79) (0.95)
Net asset value, end of period .......... $20.34 $19.81 $17.60 $15.50 $19.68 $19.38
Total return
d
....................... 7.58% 14.90% 17.30% (17.40)% 16.14% 14.30%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.87% 0.88% 0.89% 0.92% 0.91% 0.92%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.87%
g
0.88%
g
0.89%
g
0.91%
h
0.91%
g
0.92%
g,h
Net investment income
c
............... 0.73% 1.10% 1.39% 0.88% 0.77% 0.77%
Supplemental data
Net assets, end of period (000’s) ........ $41,321 $39,771 $39,993 $37,341 $54,097 $54,297
Portfolio turnover rate ................ 13.24% 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.30 $18.03 $15.86 $20.10 $19.73 $18.20
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.35 0.36 0.26 0.29 0.26
Net realized and unrealized gains (losses) 1.45 2.44 2.45 (3.68) 3.01 2.34
Total from investment operations ........ 1.59 2.79 2.81 (3.42) 3.30 2.60
Less distributions from:
Net investment income .............. (0.12) (0.46) (0.28) (0.23) (0.56) (0.29)
Net realized gains ................. (0.88) (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ................... (1.00) (0.52) (0.64) (0.82) (2.93) (1.07)
Net asset value, end of period .......... $20.89 $20.30 $18.03 $15.86 $20.10 $19.73
Total return
d
....................... 7.95% 15.52% 18.01% (16.92)% 16.85% 15.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.33% 0.33% 0.33% 0.34% 0.34% 0.35%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30% 0.30% 0.29%
g
0.30% 0.30%
g
Net investment income
c
............... 1.35% 1.76% 2.12% 1.51% 1.37% 1.44%
Supplemental data
Net assets, end of period (000’s) ........ $12,334 $10,924 $7,793 $4,071 $5,434 $5,592
Portfolio turnover rate ................ 13.24% 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.32 $18.05 $15.88 $20.12 $19.76 $18.22
Income from investment operations
a
:
Net investment income
b,c
............ 0.13 0.32 0.32 0.24 0.28 0.24
Net realized and unrealized gains (losses) 1.45 2.45 2.48 (3.68) 2.98 2.34
Total from investment operations ........ 1.58 2.77 2.80 (3.44) 3.26 2.58
Less distributions from:
Net investment income .............. (0.11) (0.44) (0.27) (0.21) (0.53) (0.26)
Net realized gains ................. (0.88) (0.06) (0.36) (0.59) (2.37) (0.78)
Total distributions ................... (0.99) (0.50) (0.63) (0.80) (2.90) (1.04)
Net asset value, end of period .......... $20.91 $20.32 $18.05 $15.88 $20.12 $19.76
Total return
d
....................... 7.91% 15.42% 17.88% (16.99)% 16.71% 14.90%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.37% 0.38% 0.39% 0.42% 0.41% 0.43%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.37%
g
0.38%
g
0.39%
g
0.41%
h
0.41%
g
0.42%
h
Net investment income
c
............... 1.24% 1.64% 1.89% 1.39% 1.32% 1.32%
Supplemental data
Net assets, end of period (000’s) ........ $57,561 $52,456 $47,511 $43,957 $60,851 $51,693
Portfolio turnover rate ................ 13.24% 33.45% 28.72% 29.59% 59.90% 39.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin Growth Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
s
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 567,957 $ 13,687,764
Domestic Equity 57.8%
a
Franklin Growth Fund , Class R6 ........................................ 1,229,001 177,418,571
a
Franklin U.S. Core Equity (IU) Fund ..................................... 17,194,673 309,676,057
a
Franklin U.S. Equity Index ETF ......................................... 2,450,125 133,199,086
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,530,351 96,656,969
a
Putnam Large Cap Value Fund , Class R6 ................................. 2,837,535 104,449,669
821,400,352
Domestic Fixed Income 14.0%
a
Franklin Investment Grade Corporate ETF ................................. 2,269,047 48,977,379
a
Franklin U.S. Core Bond ETF .......................................... 4,656,888 100,216,230
a
Franklin U.S. Treasury Bond ETF ....................................... 2,481,168 50,988,002
200,181,611
Foreign Equity 22.4%
a
ClearBridge International Growth Fund , Class IS ............................ 312,141 23,629,062
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 4,241,187 50,003,598
a
Franklin International Core Equity (IU) Fund ............................... 11,177,858 155,148,668
iShares Core MSCI EAFE ETF ......................................... 260,847 21,775,508
a
Templeton Developing Markets Trust , Class R6 ............................. 1,460,521 32,861,731
a
Templeton Foreign Fund , Class R6 ...................................... 4,014,877 35,170,320
318,588,887
Foreign Fixed Income 2.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 1,868,476 17,003,127
a
Franklin High Yield Corporate ETF ...................................... 729,631 17,766,515
a
Franklin International Aggregate Bond ETF ................................ 352,474 7,239,816
42,009,458
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 960,248,554 ) ...............................................................
1,395,868,072
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 22,424,309 22,424,309
Total Money Market Funds (Cost $ 22,424,309 ) ..................................
22,424,309
Total Short Term Investments (Cost $ 22,424,309 ) ................................
22,424,309
a
Total Investments (Cost $ 982,672,863 ) 99.7% ...................................
$1,418,292,381
Other Assets, less Liabilities 0.3% .............................................
4,683,439
Net Assets 100.0% ...........................................................
$1,422,975,820
See Abbreviations on page 72 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.73 $14.39 $12.93 $16.08 $16.17 $15.08
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.29 0.27 0.22 0.22 0.19
Net realized and unrealized gains (losses) 0.94 1.40 1.56 (2.82) 1.77 1.60
Total from investment operations ........ 1.06 1.69 1.83 (2.60) 1.99 1.79
Less distributions from:
Net investment income .............. (0.16) (0.35) (0.28) (0.17) (0.41) (0.22)
Net realized gains ................. (0.53) — (0.09) (0.38) (1.67) (0.48)
Total distributions ................... (0.69) (0.35) (0.37) (0.55) (2.08) (0.70)
Net asset value, end of period .......... $16.10 $15.73 $14.39 $12.93 $16.08 $16.17
Total return
d
....................... 6.81% 11.80% 14.37% (16.14)% 12.38% 12.37%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.61% 0.61% 0.62% 0.63% 0.63% 0.64%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.60% 0.61%
g
0.62%
g
0.63%
g,h
0.62% 0.64%
g,h
Net investment income
c
............... 1.52% 1.90% 2.02% 1.59% 1.29% 1.29%
Supplemental data
Net assets, end of period (000’s) ........ $1,467,930 $1,434,337 $1,398,350 $1,349,466 $1,794,149 $1,573,566
Portfolio turnover rate ................ 11.32% 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.08 $13.81 $12.41 $15.49 $15.64 $14.60
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.17 0.16 0.11 0.07 0.07
Net realized and unrealized gains (losses) 0.88 1.34 1.51 (2.72) 1.73 1.56
Total from investment operations ........ 0.94 1.51 1.67 (2.61) 1.80 1.63
Less distributions from:
Net investment income .............. (0.10) (0.24) (0.18) (0.09) (0.28) (0.11)
Net realized gains ................. (0.53) — (0.09) (0.38) (1.67) (0.48)
Total distributions ................... (0.63) (0.24) (0.27) (0.47) (1.95) (0.59)
Net asset value, end of period .......... $15.39 $15.08 $13.81 $12.41 $15.49 $15.64
Total return
d
....................... 6.34% 10.96% 13.62% (16.85)% 11.55% 11.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.36% 1.36% 1.37% 1.38% 1.37% 1.39%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.35% 1.36%
g
1.36% 1.38%
g,h
1.37%
g
1.39%
g,h
Net investment income
c
............... 0.75% 1.12% 1.22% 0.79% 0.43% 0.50%
Supplemental data
Net assets, end of period (000’s) ........ $92,601 $99,039 $111,516 $130,268 $205,894 $289,283
Portfolio turnover rate ................ 11.32% 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.70 $14.36 $12.90 $16.05 $16.15 $15.05
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.25 0.24 0.19 0.17 0.15
Net realized and unrealized gains (losses) 0.92 1.40 1.56 (2.82) 1.77 1.61
Total from investment operations ........ 1.02 1.65 1.80 (2.63) 1.94 1.76
Less distributions from:
Net investment income .............. (0.14) (0.31) (0.25) (0.14) (0.37) (0.18)
Net realized gains ................. (0.53) — (0.09) (0.38) (1.67) (0.48)
Total distributions ................... (0.67) (0.31) (0.34) (0.52) (2.04) (0.66)
Net asset value, end of period .......... $16.05 $15.70 $14.36 $12.90 $16.05 $16.15
Total return
d
....................... 6.64% 11.55% 14.12% (16.37)% 12.05% 12.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.86% 0.86% 0.87% 0.88% 0.87% 0.89%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.85% 0.86%
g
0.87%
g
0.88%
g,h
0.87%
g
0.89%
g,h
Net investment income
c
............... 1.27% 1.64% 1.77% 1.34% 1.01% 1.01%
Supplemental data
Net assets, end of period (000’s) ........ $54,103 $52,744 $52,883 $52,069 $69,211 $68,789
Portfolio turnover rate ................ 11.32% 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.73 $14.39 $12.92 $16.08 $16.17 $15.08
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.34 0.34 0.27 0.27 0.24
Net realized and unrealized gains (losses) 0.93 1.40 1.55 (2.83) 1.78 1.60
Total from investment operations ........ 1.07 1.74 1.89 (2.56) 2.05 1.84
Less distributions from:
Net investment income .............. (0.18) (0.40) (0.33) (0.22) (0.47) (0.27)
Net realized gains ................. (0.53) — (0.09) (0.38) (1.67) (0.48)
Total distributions ................... (0.71) (0.40) (0.42) (0.60) (2.14) (0.75)
Net asset value, end of period .......... $16.09 $15.73 $14.39 $12.92 $16.08 $16.17
Total return
d
....................... 6.89% 12.15% 14.82% (15.91)% 12.74% 12.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.32% 0.31% 0.32% 0.33% 0.33% 0.33%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.29% 0.29% 0.30% 0.28%
g
0.30% 0.30%
g
Net investment income
c
............... 1.77% 2.23% 2.48% 1.97% 1.60% 1.61%
Supplemental data
Net assets, end of period (000’s) ........ $10,630 $13,412 $12,031 $6,065 $7,261 $6,767
Portfolio turnover rate ................ 11.32% 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.75 $14.41 $12.94 $16.10 $16.19 $15.09
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.33 0.30 0.25 0.27 0.23
Net realized and unrealized gains (losses) 0.93 1.40 1.58 (2.83) 1.76 1.61
Total from investment operations ........ 1.07 1.73 1.88 (2.58) 2.03 1.84
Less distributions from:
Net investment income .............. (0.17) (0.39) (0.32) (0.20) (0.45) (0.26)
Net realized gains ................. (0.53) — (0.09) (0.38) (1.67) (0.48)
Total distributions ................... (0.70) (0.39) (0.41) (0.58) (2.12) (0.74)
Net asset value, end of period .......... $16.12 $15.75 $14.41 $12.94 $16.10 $16.19
Total return
d
....................... 6.92% 12.07% 14.71% (15.97)% 12.64% 12.72%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.36% 0.36% 0.37% 0.38% 0.38% 0.39%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.35% 0.36%
g
0.36% 0.38%
g,h
0.37% 0.39%
g,h
Net investment income
c
............... 1.77% 2.17% 2.24% 1.78% 1.55% 1.53%
Supplemental data
Net assets, end of period (000’s) ........ $51,296 $47,615 $42,895 $48,288 $78,346 $66,421
Portfolio turnover rate ................ 11.32% 37.85% 22.15% 33.29% 56.07% 44.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin Moderate Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 674,548 $ 16,256,607
Domestic Equity 43.4%
a
Franklin Growth Fund , Class R6 ........................................ 1,086,398 156,832,430
a
Franklin U.S. Core Equity (IU) Fund ..................................... 19,636,761 353,658,069
a
Franklin U.S. Equity Index ETF ......................................... 695,625 37,817,097
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,352,742 85,439,185
a
Putnam Large Cap Value Fund , Class R6 ................................. 2,508,261 92,329,072
726,075,853
Domestic Fixed Income 30.6%
a
Franklin Investment Grade Corporate ETF ................................. 5,820,523 125,635,989
a
Franklin U.S. Core Bond ETF .......................................... 11,945,691 257,071,270
a
Franklin U.S. Treasury Bond ETF ....................................... 6,364,597 130,792,468
513,499,727
Foreign Equity 16.7%
a
ClearBridge International Growth Fund , Class IS ............................ 275,920 20,887,106
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,748,981 44,200,491
a
Franklin International Core Equity (IU) Fund ............................... 9,880,658 137,143,538
iShares Core MSCI EAFE ETF ......................................... 230,572 19,248,151
a
Templeton Developing Markets Trust , Class R6 ............................. 1,291,005 29,047,614
a
Templeton Foreign Fund , Class R6 ...................................... 3,548,819 31,087,656
281,614,556
Foreign Fixed Income 6.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 4,793,145 43,617,619
a
Franklin High Yield Corporate ETF ...................................... 1,871,645 45,574,556
a
Franklin International Aggregate Bond ETF ................................ 904,188 18,572,021
107,764,196
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,263,320,647 ) ..............................................................
1,645,210,939
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 25,945,450 25,945,450
Total Money Market Funds (Cost $ 25,945,450 ) ..................................
25,945,450
Total Short Term Investments (Cost $ 25,945,450 ) ................................
25,945,450
a
Total Investments (Cost $ 1,289,266,097 ) 99.6% ..................................
$1,671,156,389
Other Assets, less Liabilities 0.4% .............................................
5,404,389
Net Assets 100.0% ...........................................................
$1,676,560,778
See Abbreviations on page 72 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $4,139,253 $— $2,110,167,257
Cost - Non-controlled affiliates (Note 3 g ) ...................... 729,691,421 581,986,123 251,247,079
Value - Unaffiliated issuers ................................ $6,538,905 $— $2,504,063,467
Value - Non-controlled affiliates (Note 3 g ) ..................... 845,431,774 1,016,639,065 254,672,711
Cash .................................................. 3,181 174,252 471,593
Receivables:
Investment securities sold ................................. 7,730,052 162,734 5,490,267
Capital shares sold ...................................... 411,225 370,352 1,623,603
Dividends and interest ................................... 99,268 4,635 11,567,574
European Union tax reclaims (Note 1 f ) ....................... — — 563,257
Affiliates .............................................. — 309 —
Deposits with brokers for:
OTC derivative contracts ................................ — — 8,499,887
Unrealized appreciation on OTC forward exchange contracts ........ — — 788,957
Total assets ........................................ 860,214,405 1,017,351,347 2,787,741,316
Liabilities:
Payables:
Investment securities purchased ............................ 4,155,562 — 8,494,598
Capital shares redeemed ................................. 1,679,024 598,625 1,577,490
Management & Asset allocation fees ......................... 169,735 — 1,226,817
Administrative fees ...................................... — 24,376 —
Distribution fees ........................................ 204,166 213,171 569,314
Transfer agent fees ...................................... 203,986 164,459 606,129
Trustees' fees and expenses ............................... 794 493 1,601
Distributions to shareholders ............................... 133,712 1,065,273 —
Unrealized depreciation on OTC forward exchange contracts ........ — — 10,570,711
Accrued expenses and other liabilities ......................... 93,430 41,673 176,421
Total liabilities ....................................... 6,640,409 2,108,070 23,223,081
Net assets, at value ............................... $853,573,996 $1,015,243,277 $2,764,518,235
Net assets consist of:
Paid-in capital ........................................... $751,372,813 $589,863,836 $2,344,305,481
Total distributable earnings (losses) ........................... 102,201,183 425,379,441 420,212,754
Net assets, at value ............................... $853,573,996 $1,015,243,277 $2,764,518,235

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Class A:
Net assets, at value ..................................... $731,585,609 $900,551,017 $2,573,500,397
Shares outstanding ...................................... 50,540,931 38,408,822 156,721,163
Net asset value per share
a,b
................................ $14.48 $23.45 $16.42
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $15.32 $24.81 $17.38
Class C:
Net assets, at value ..................................... $47,891,241 $39,956,677 $57,102,501
Shares outstanding ...................................... 3,395,253 1,778,096 3,526,876
Net asset value and maximum offering price per share
a,b
.......... $14.11 $22.47 $16.19
Class R:
Net assets, at value ..................................... $41,064,992 $2,060,112 $4,621,833
Shares outstanding ...................................... 2,851,698 88,290 280,986
Net asset value and maximum offering price per share
b
........... $14.40 $23.33 $16.45
Class R6:
Net assets, at value ..................................... $3,601,305 $3,392,518 $5,420,339
Shares outstanding ...................................... 249,209 143,682 318,559
Net asset value and maximum offering price per share
b
........... $14.45 $23.61 $17.02
Advisor Class:
Net assets, at value ..................................... $29,430,849 $69,282,953 $123,873,165
Shares outstanding ...................................... 2,033,298 2,935,414 7,467,476
Net asset value and maximum offering price per share
b
........... $14.47 $23.60 $16.59
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Franklin Growth
Allocation Fund
Franklin
Moderate
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $16,819,082 $14,295,262
Cost - Controlled affiliates (Note 3 f ) ........................................... 333,604,214 337,060,691
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 632,249,567 937,910,144
Value - Unaffiliated issuers ................................................. $21,775,508 $19,248,151
Value - Controlled affiliates (Note 3 f ) .......................................... 514,828,323 535,002,098
Value - Non-controlled affiliates (Note 3 f ) ....................................... 881,688,550 1,116,906,140
Cash ................................................................... 4,368 5,674
Receivables:
Investment securities sold .................................................. 14,058,573 17,492,973
Capital shares sold ....................................................... 1,222,158 1,441,132
Dividends .............................................................. 326,809 290,604
Total assets ......................................................... 1,433,904,289 1,690,386,772
Liabilities:
Payables:
Investment securities purchased ............................................. 8,083,792 10,016,892
Capital shares redeemed .................................................. 1,636,411 2,404,687
Asset allocation fees ...................................................... 281,005 332,360
Distribution fees ......................................................... 333,710 394,314
Transfer agent fees ....................................................... 392,758 415,083
Trustees' fees and expenses ................................................ 551 1,002
Distributions to shareholders ................................................ 85,924 140,192
Accrued expenses and other liabilities .......................................... 114,318 121,464
Total liabilities ........................................................ 10,928,469 13,825,994
Net assets, at value ................................................ $1,422,975,820 $1,676,560,778
Net assets consist of:
Paid-in capital ............................................................ $983,339,323 $1,303,934,408
Total distributable earnings (losses) ............................................ 439,636,497 372,626,370
Net assets, at value ................................................ $1,422,975,820 $1,676,560,778

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
Franklin Growth
Allocation Fund
Franklin
Moderate
Allocation Fund
Class A:
Net assets, at value ...................................................... $1,224,428,544 $1,467,930,061
Shares outstanding ....................................................... 59,039,899 91,191,625
Net asset value per share
a,b
................................................. $20.74 $16.10
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
............... $21.95 $17.04
Class C:
Net assets, at value ...................................................... $87,331,380 $92,601,180
Shares outstanding ....................................................... 4,420,531 6,016,387
Net asset value and maximum offering price per share
a,b
........................... $19.76 $15.39
Class R:
Net assets, at value ...................................................... $41,321,335 $54,102,965
Shares outstanding ....................................................... 2,031,485 3,369,873
Net asset value and maximum offering price per share
b
............................ $20.34 $16.05
Class R6:
Net assets, at value ...................................................... $12,333,793 $10,630,318
Shares outstanding ....................................................... 590,490 660,506
Net asset value and maximum offering price per share
b
............................ $20.89 $16.09
Advisor Class:
Net assets, at value ...................................................... $57,560,768 $51,296,254
Shares outstanding ....................................................... 2,753,061 3,182,519
Net asset value and maximum offering price per share
b
............................ $20.91 $16.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $–, $– and $1,375,210, respectively)
Unaffiliated issuers ...................................... $149,983 $— $20,300,559
Non-controlled affiliates (Note 3 g ) ........................... 10,715,202 6,651 2,661,881
Interest:
Unaffiliated issuers ...................................... 15,910 — 17,133,491
Other income (Note 1 f ) ..................................... — — 827
Total investment income ................................. 10,881,095 6,651 40,096,758
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 1,043,272 — 7,744,025
Administrative fees (Note 3 b ) ................................ — 143,940 —
Distribution fees: (Note 3c )
Class A .............................................. 893,513 1,062,021 3,099,919
Class C .............................................. 243,119 193,813 290,875
Class R .............................................. 99,081 4,953 11,132
Transfer agent fees: (Note 3e )
Class A .............................................. 301,078 317,851 1,027,557
Class C .............................................. 20,519 14,518 24,163
Class R .............................................. 16,690 742 1,846
Class R6 ............................................. 2,687 1,917 1,784
Advisor Class .......................................... 11,602 24,630 48,647
Custodian fees .......................................... 1,244 — 42,438
Reports to shareholders fees ................................ 27,284 26,701 102,409
Registration and filing fees .................................. 39,984 44,682 51,113
Professional fees ......................................... 26,900 24,842 62,666
Trustees' fees and expenses ................................ 5,006 5,574 15,307
Other .................................................. 9,568 5,105 55,291
Total expenses ....................................... 2,741,547 1,871,289 12,579,172
Expenses waived/paid by affiliates (Note 3 g and 3 h ) ............ (16,247) (1,869) (187,385)
Net expenses ....................................... 2,725,300 1,869,420 12,391,787
Net investment income (loss) .......................... 8,155,795 (1,862,769) 27,704,971
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,014,585 — 35,492,439
Non-controlled affiliates (Note 3 g ) ......................... 8,865,504 152,835 73,287
Foreign currency transactions .............................. — — 7,211
Forward exchange contracts ............................... — — (12,046,496)
Futures contracts ....................................... — — (361,779)
Net realized gain (loss) ................................ 9,880,089 152,835 23,164,662
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (168,986) — 161,271,117
Non-controlled affiliates (Note 3 g ) ......................... 29,655,746 75,891,566 417,913
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — 663,986
Forward exchange contracts ............................... — — (20,834,434)
Net change in unrealized appreciation (depreciation) .......... 29,486,760 75,891,566 141,518,582
Net realized and unrealized gain (loss) .......................... 39,366,849 76,044,401 164,683,244
Net increase (decrease) in net assets resulting from operations ........ $47,522,644 $74,181,632 $192,388,215

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
Franklin Growth
Allocation Fund
Franklin
Moderate
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $471,037 $426,566
Controlled affiliates (Note 3 f ) ................................................ 4,384,756 4,633,387
Non-controlled affiliates (Note 3 f ) ............................................ 5,900,129 12,055,855
Interest:
Unaffiliated issuers ....................................................... 23,403 26,507
Total investment income .................................................. 10,779,325 17,142,315
Expenses:
Asset allocation fees (Note 3 a ) ................................................ 1,685,989 2,022,752
Distribution fees: (Note 3c )
Class A ............................................................... 1,449,065 1,766,292
Class C ............................................................... 428,579 467,188
Class R ............................................................... 98,260 131,102
Transfer agent fees: (Note 3e )
Class A ............................................................... 585,972 630,004
Class C ............................................................... 43,395 41,739
Class R ............................................................... 19,871 23,377
Class R6 .............................................................. 2,943 3,055
Advisor Class ........................................................... 27,162 21,670
Custodian fees ........................................................... 1,366 1,953
Reports to shareholders fees ................................................. 41,386 46,155
Registration and filing fees ................................................... 42,575 44,506
Professional fees .......................................................... 30,745 27,166
Trustees' fees and expenses ................................................. 7,580 9,331
Other ................................................................... 13,195 15,298
Total expenses ........................................................ 4,478,083 5,251,588
Expenses waived/paid by affiliates (Note 3 f and 3 h ) ............................. (26,201) (29,701)
Net expenses ........................................................ 4,451,882 5,221,887
Net investment income ............................................... 6,327,443 11,920,428
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 3,314,544 3,098,159
Controlled affiliates (Note 3 f ) .............................................. 7,193,811 8,690,559
Non-controlled affiliates (Note 3 f ) ........................................... 3,822,810 8,612,629
Net realized gain (loss) ................................................. 14,331,165 20,401,347
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (218,536) (303,682)
Controlled affiliates (Note 3 f ) .............................................. 34,923,768 31,762,659
Non-controlled affiliates (Note 3 f ) ........................................... 47,173,231 42,929,180
Net change in unrealized appreciation (depreciation) ........................... 81,878,463 74,388,157
Net realized and unrealized gain (loss) ........................................... 96,209,628 94,789,504
Net increase (decrease) in net assets resulting from operations ......................... $102,537,071 $106,709,932

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
Franklin Conservative Allocation Fund Franklin Corefolio Allocation Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $8,155,795 $20,698,450 $(1,862,769) $4,292,214
Net realized gain (loss) ............ 9,880,089 19,582,695 152,835 73,576,827
Net change in unrealized appreciation
(depreciation) ................. 29,486,760 28,356,827 75,891,566 56,516,323
Net increase (decrease) in net
assets resulting from operations . 47,522,644 68,637,972 74,181,632 134,385,364
Distributions to shareholders:
Class A ........................ (13,335,396) (18,959,519) (53,575,745) (52,408,857)
Class C ........................ (742,393) (1,010,101) (2,491,148) (2,330,249)
Class R ........................ (704,164) (914,805) (122,109) (125,253)
Class R6 ....................... (68,419) (183,761) (199,076) (323,118)
Advisor Class ................... (564,604) (748,695) (4,122,519) (4,210,566)
Total distributions to shareholders ..... (15,414,976) (21,816,881) (60,510,597) (59,398,043)
Capital share transactions: (Note 2 )
Class A ........................ (27,873,124) (76,049,013) 18,650,968 (1,803,386)
Class C ........................ (5,482,361) (14,906,242) (1,174,858) (3,881,717)
Class R ........................ (264,724) (3,871,903) (237,301) 170,023
Class R6 ....................... (3,276,103) 1,224,664 (482,253) (1,614,653)
Advisor Class ................... 2,629,549 (3,403,335) 441,555 2,993,306
Total capital share transactions ....... (34,266,763) (97,005,829) 17,198,111 (4,136,427)
Net increase (decrease) in net
assets ..................... (2,159,095) (50,184,738) 30,869,146 70,850,894
Net assets:
Beginning of period ................ 855,733,091 905,917,829 984,374,131 913,523,237
End of period ..................... $853,573,996 $855,733,091 $1,015,243,277 $984,374,131

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
Franklin Global Allocation Fund Franklin Growth Allocation Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $27,704,971 $40,642,182 $6,327,443 $17,854,734
Net realized gain (loss) ............ 23,164,662 78,115,504 14,331,165 73,441,629
Net change in unrealized appreciation
(depreciation) ................. 141,518,582 211,875,758 81,878,463 95,149,940
Net increase (decrease) in net
assets resulting from operations . 192,388,215 330,633,444 102,537,071 186,446,303
Distributions to shareholders:
Class A ........................ (56,412,268) (28,202,493) (55,312,287) (26,422,324)
Class C ........................ (1,278,963) (272,883) (3,885,398) (1,498,663)
Class R ........................ (100,805) (39,408) (1,861,458) (820,250)
Class R6 ....................... (115,335) (68,814) (566,133) (258,231)
Advisor Class ................... (2,697,200) (1,550,886) (2,635,297) (1,309,949)
Total distributions to shareholders ..... (60,604,571) (30,134,484) (64,260,573) (30,309,417)
Capital share transactions: (Note 2 )
Class A ........................ (69,846,944) (238,597,409) 20,949,480 (40,883,835)
Class C ........................ (8,064,320) (16,762,298) (5,243,181) (13,157,285)
Class R ........................ (260,834) (25,879) 542,429 (4,966,805)
Class R6 ....................... (180,267) 837,322 1,071,726 2,138,737
Advisor Class ................... 536,219 1,754,246 3,555,512 (1,066,416)
Total capital share transactions ....... (77,816,146) (252,794,018) 20,875,966 (57,935,604)
Net increase (decrease) in net
assets ..................... 53,967,498 47,704,942 59,152,464 98,201,282
Net assets:
Beginning of period ................ 2,710,550,737 2,662,845,795 1,363,823,356 1,265,622,074
End of period ..................... $2,764,518,235 $2,710,550,737 $1,422,975,820 $1,363,823,356

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
Franklin Moderate Allocation Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,920,428 $30,833,391
Net realized gain (loss) ................................................. 20,401,347 70,351,258
Net change in unrealized appreciation (depreciation) ........................... 74,388,157 83,006,866
Net increase (decrease) in net assets resulting from operations ................ 106,709,932 184,191,515
Distributions to shareholders:
Class A ............................................................. (60,752,187) (32,629,335)
Class C ............................................................. (3,757,015) (1,675,254)
Class R ............................................................. (2,200,542) (1,083,731)
Class R6 ............................................................ (453,628) (342,147)
Advisor Class ........................................................ (2,186,750) (1,188,020)
Total distributions to shareholders .......................................... (69,350,122) (36,918,487)
Capital share transactions: (Note 2 )
Class A ............................................................. 731,654 (91,615,486)
Class C ............................................................. (8,345,769) (22,086,342)
Class R ............................................................. 180,529 (4,997,345)
Class R6 ............................................................ (3,088,751) 234,902
Advisor Class ........................................................ 2,576,871 662,962
Total capital share transactions ............................................ (7,945,466) (117,801,309)
Net increase (decrease) in net assets ................................... 29,414,344 29,471,719
Net assets:
Beginning of period ..................................................... 1,647,146,434 1,617,674,715
End of period .......................................................... $1,676,560,778 $1,647,146,434

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
50
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, five of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
51
franklintempleton.com
Semiannual Report
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
52
franklintempleton.com
Semiannual Report
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At June 30, 2025, certain or all Funds had OTC derivatives
in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Franklin Global Allocation Fund $9,781,754 $8,499,887
1. Organization and Significant Accounting Policies
(continued)

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pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
See Note 7 regarding other derivative information.
e. Business Development Companies
Certain or all Funds may invest in securities of closed-end
investment companies that have elected to be treated as a
business development company under the 1940 Act. The
Funds may purchase a business development company to
gain exposure to the securities in the underlying portfolio.
The risks of owning a business development company
generally reflect the risks of owning the underlying securities.
Business development companies have expenses that
reduce their value.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income and capital gain distributions
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
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by Underlying Funds and ETF's are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Corefolio Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 2,383,627 $33,565,355 1,367,590 $31,575,406
Shares issued in reinvestment of distributions .......... 917,267 13,051,409 2,308,769 52,709,194
Shares redeemed ............................... (5,292,252) (74,489,888) (2,861,644) (65,633,632)
Net increase (decrease) .......................... (1,991,358) $(27,873,124) 814,715 $18,650,968
Year ended December 31, 2024
Shares sold
a
................................... 4,392,631 $60,171,639 2,702,482 $62,501,396
Shares issued in reinvestment of distributions .......... 1,336,871 18,544,114 2,247,575 51,472,241
Shares redeemed ............................... (11,289,882) (154,764,766) (5,005,189) (115,777,023)
Net increase (decrease) .......................... (5,560,380) $(76,049,013) (55,132) $(1,803,386)
Class C
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 170,114 $2,335,803 96,315 $2,128,693
Shares issued in reinvestment of distributions .......... 52,965 734,304 113,418 2,482,727
Shares redeemed
a
.............................. (624,723) (8,552,468) (261,245) (5,786,278)
Net increase (decrease) .......................... (401,644) $(5,482,361) (51,512) $(1,174,858)
Year ended December 31, 2024
Shares sold ................................... 452,480 $6,080,993 243,389 $5,393,113
Shares issued in reinvestment of distributions .......... 74,000 999,491 105,273 2,315,710
Shares redeemed
a
.............................. (1,647,439) (21,986,726) (521,261) (11,590,540)
Net increase (decrease) .......................... (1,120,959) $(14,906,242) (172,599) $(3,881,717)
Class R
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 311,583 $4,364,207 2,242 $51,743
Shares issued in reinvestment of distributions .......... 49,533 701,067 5,372 122,109
Shares redeemed ............................... (381,572) (5,329,998) (17,204) (411,153)
Net increase (decrease) .......................... (20,456) $(264,724) (9,590) $(237,301)
Year ended December 31, 2024
Shares sold ................................... 519,446 $7,137,798 6,916 $159,339
Shares issued in reinvestment of distributions .......... 66,017 910,941 5,491 125,253
Shares redeemed ............................... (873,765) (11,920,642) (5,210) (114,569)
Net increase (decrease) .......................... (288,302) $(3,871,903) 7,197 $170,023
Class R6

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Franklin Conservative Allocation
Fund
Franklin Corefolio Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 30,383 $430,504 21,052 $492,714
Shares issued in reinvestment of distributions .......... 4,813 68,419 8,620 198,159
Shares redeemed ............................... (266,884) (3,775,026) (50,519) (1,173,126)
Net increase (decrease) .......................... (231,688) $(3,276,103) (20,847) $(482,253)
Year ended December 31, 2024
Shares sold ................................... 172,575 $2,343,659 29,445 $692,133
Shares issued in reinvestment of distributions .......... 13,249 183,665 13,992 322,070
Shares redeemed ............................... (94,915) (1,302,660) (109,964) (2,628,856)
Net increase (decrease) .......................... 90,909 $1,224,664 (66,527) $(1,614,653)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 409,996 $5,781,061 226,128 $5,149,747
Shares issued in reinvestment of distributions .......... 36,392 517,829 164,549 3,781,341
Shares redeemed ............................... (261,864) (3,669,341) (371,359) (8,489,533)
Net increase (decrease) .......................... 184,524 $2,629,549 19,318 $441,555
Year ended December 31, 2024
Shares sold ................................... 381,402 $5,271,282 533,407 $12,237,907
Shares issued in reinvestment of distributions .......... 48,548 673,470 166,182 3,830,162
Shares redeemed ............................... (677,571) (9,348,087) (561,105) (13,074,763)
Net increase (decrease) .......................... (247,621) $(3,403,335) 138,484 $2,993,306
Franklin Global Allocation Fund Franklin Growth Allocation Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 2,819,900 $44,789,871 3,079,401 $62,650,853
Shares issued in reinvestment of distributions .......... 3,347,813 54,033,702 2,682,279 54,755,471
Shares redeemed ............................... (10,624,464) (168,670,517) (4,738,909) (96,456,844)
Net increase (decrease) .......................... (4,456,751) $(69,846,944) 1,022,771 $20,949,480
Year ended December 31, 2024
Shares sold
a
................................... 5,129,352 $77,516,994 5,274,570 $103,337,576
Shares issued in reinvestment of distributions .......... 1,753,340 26,983,547 1,303,861 26,133,891
Shares redeemed ............................... (22,724,662) (343,097,950) (8,718,738) (170,355,302)
Net increase (decrease) .......................... (15,841,970) $(238,597,409) (2,140,307) $(40,883,835)
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin Global Allocation Fund Franklin Growth Allocation Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 238,211 $3,739,023 354,426 $6,854,297
Shares issued in reinvestment of distributions .......... 79,628 1,267,685 199,789 3,870,020
Shares redeemed
a
.............................. (833,901) (13,071,028) (822,859) (15,967,498)
Net increase (decrease) .......................... (516,062) $(8,064,320) (268,644) $(5,243,181)
Year ended December 31, 2024
Shares sold ................................... 478,418 $7,140,642 753,997 $14,018,250
Shares issued in reinvestment of distributions .......... 17,960 271,007 77,986 1,491,106
Shares redeemed
a
.............................. (1,627,583) (24,173,947) (1,544,079) (28,666,641)
Net increase (decrease) .......................... (1,131,205) $(16,762,298) (712,096) $(13,157,285)
Class R
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 20,063 $323,517 124,269 $2,499,421
Shares issued in reinvestment of distributions .......... 6,209 100,400 92,828 1,856,260
Shares redeemed ............................... (43,097) (684,751) (193,594) (3,813,252)
Net increase (decrease) .......................... (16,825) $(260,834) 23,503 $542,429
Year ended December 31, 2024
Shares sold ................................... 7,605 $115,593 236,712 $4,580,211
Shares issued in reinvestment of distributions .......... 2,547 39,261 41,585 818,211
Shares redeemed ............................... (12,235) (180,733) (542,759) (10,365,227)
Net increase (decrease) .......................... (2,083) $(25,879) (264,462) $(4,966,805)
Class R6
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 74,997 $1,246,924 170,694 $3,510,761
Shares issued in reinvestment of distributions .......... 6,739 112,680 27,494 566,133
Shares redeemed ............................... (93,653) (1,539,871) (145,694) (3,005,168)
Net increase (decrease) .......................... (11,917) $(180,267) 52,494 $1,071,726
Year ended December 31, 2024
Shares sold ................................... 148,967 $2,325,107 182,613 $3,615,392
Shares issued in reinvestment of distributions .......... 4,165 66,427 12,781 258,231
Shares redeemed ............................... (100,306) (1,554,212) (89,632) (1,734,886)
Net increase (decrease) .......................... 52,826 $837,322 105,762 $2,138,737
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin Global Allocation Fund Franklin Growth Allocation Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 677,571 $10,876,734 323,458 $6,660,513
Shares issued in reinvestment of distributions .......... 153,665 2,504,730 113,783 2,344,990
Shares redeemed ............................... (803,123) (12,845,245) (265,083) (5,449,991)
Net increase (decrease) .......................... 28,113 $536,219 172,158 $3,555,512
Year ended December 31, 2024
Shares sold ................................... 1,642,517 $24,850,693 468,165 $9,238,644
Shares issued in reinvestment of distributions .......... 92,599 1,440,046 57,408 1,159,997
Shares redeemed ............................... (1,613,172) (24,536,493) (577,237) (11,465,057)
Net increase (decrease) .......................... 121,944 $1,754,246 (51,664) $(1,066,416)
Franklin Moderate Allocation
Fund
Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 3,776,922 $59,919,523
Shares issued in reinvestment of distributions .......... 3,779,587 60,054,078
Shares redeemed ............................... (7,525,269) (119,241,947)
Net increase (decrease) .......................... 31,240 $731,654
Year ended December 31, 2024
Shares sold
a
................................... 7,422,491 $114,170,384
Shares issued in reinvestment of distributions .......... 2,062,801 32,186,918
Shares redeemed ............................... (15,468,865) (237,972,788)
Net increase (decrease) .......................... (5,983,573) $(91,615,486)
Class C
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 434,637 $6,614,253
Shares issued in reinvestment of distributions .......... 245,965 3,732,435
Shares redeemed
a
.............................. (1,232,631) (18,692,457)
Net increase (decrease) .......................... (552,029) $(8,345,769)
Year ended December 31, 2024
Shares sold ................................... 907,942 $13,353,030
Shares issued in reinvestment of distributions .......... 111,389 1,663,125
Shares redeemed
a
.............................. (2,527,211) (37,102,497)
Net increase (decrease) .......................... (1,507,880) $(22,086,342)
Class R
2. Shares of Beneficial Interest
(continued)

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Franklin Moderate Allocation
Fund
Shares Amount
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 248,586 $3,948,962
Shares issued in reinvestment of distributions .......... 138,572 2,195,101
Shares redeemed ............................... (377,469) (5,963,534)
Net increase (decrease) .......................... 9,689 $180,529
Year ended December 31, 2024
Shares sold ................................... 637,889 $9,710,308
Shares issued in reinvestment of distributions .......... 69,498 1,081,128
Shares redeemed ............................... (1,029,642) (15,788,781)
Net increase (decrease) .......................... (322,255) $(4,997,345)
Class R6
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 33,311 $528,664
Shares issued in reinvestment of distributions .......... 28,552 453,628
Shares redeemed ............................... (254,034) (4,071,043)
Net increase (decrease) .......................... (192,171) $(3,088,751)
Year ended December 31, 2024
Shares sold ................................... 152,775 $2,345,233
Shares issued in reinvestment of distributions .......... 21,913 342,147
Shares redeemed ............................... (158,090) (2,452,478)
Net increase (decrease) .......................... 16,598 $234,902
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 508,942 $8,128,659
Shares issued in reinvestment of distributions .......... 127,272 2,025,726
Shares redeemed ............................... (476,459) (7,577,514)
Net increase (decrease) .......................... 159,755 $2,576,871
Year ended December 31, 2024
Shares sold ................................... 873,798 $13,443,124
Shares issued in reinvestment of distributions .......... 69,885 1,092,290
Shares redeemed ............................... (897,647) (13,872,452)
Net increase (decrease) .......................... 46,036 $662,962
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin Corefolio Allocation Fund and Franklin Global Allocation Fund, pay an asset allocation fee to
Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin Global Allocation Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.581% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Franklin Corefolio Allocation Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the
Underlying Funds.
Under an agreement with Advisers, FT Services provides administrative services to Franklin Global Allocation Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Under an agreement with Advisers, FT Services provides administrative services to the Funds, except for Franklin Corefolio
Allocation Fund and Franklin Global Allocation Fund and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans,
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Corp. (FTIC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion

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the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares, for Franklin Corefolio Allocation Fund and Franklin
Global Allocation Fund, until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Class A ............................... 0.25% 0.35% 0.35% 0.25%
Class C ............................... 1.00% 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50% 0.50%
Franklin
Moderate
Allocation Fund
Class A ............................... 0.25%
Class C ............................... 1.00%
Class R ............................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $16,249 $43,807 $33,878 $64,733
CDSC retained ........................... $3,362 $2,431 $12,083 $11,276
Franklin
Moderate
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $60,337
CDSC retained ........................... $12,005
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly,
25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees, if any, paid by the Funds are waived on assets invested in the Underlying Funds, as noted in the Statements of Operations, in an amount not to exceed the administrative fees, if applicable, paid directly or indirectly by the Underlying Funds. Asset allocation fees paid by the Funds, if any, are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of
Operations, in an amount not to exceed the asset allocation fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2025, were as follows:
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $124,270 $166,838 $340,357 $257,420
Franklin
Moderate
Allocation Fund
Transfer agent fees ........................ $252,930
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 32,632,925 $ 908,155 $ (2,762,310) $ (917,262) $ 4,386,113 $ 34,247,621 3,763,475 $ 629,678
ClearBridge International Growth
Fund, Class IS ............ 5,870,363 1,353,929 (1,204,505) 53,285 1,023,908 7,096,980 93,751 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,979,823 1,708,997 (1,772,301) 16,364 2,085,288 15,018,171 1,273,806 113,644
3. Transactions with Affiliates
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Growth Fund, Class R6 . $ 61,035,865 $ 2,380,770 $ (13,407,857) $ 2,798,477 $ 481,512 $ 53,288,767 369,138 $ —
Franklin High Yield Corporate ETF 37,821,562 448,315 (3,185,965) (240,276) 938,835 35,782,471 1,469,506 1,004,487
Franklin International Aggregate
Bond ETF ................ 14,164,485 2,834,732 (2,609,246) (637,805) 829,611 14,581,777 709,921 13,171
Franklin International Core Equity
(IU) Fund ................ 38,812,275 8,767,157 (8,363,540) 333,764 7,048,271 46,597,927 3,357,199 578,035
Franklin Investment Grade
Corporate ETF ............ 94,539,513 6,873,429 (5,100,460) (401,101) 2,731,508 98,642,889 4,569,974 1,797,724
Franklin Systematic Style Premia
ETF .................... 8,839,551 141,389 (739,717) 45,835 26,261 8,313,319 344,951 —
Franklin U.S. Core Bond ETF ... 197,813,507 14,709,424 (14,775,056) (2,651,494) 6,742,776 201,839,157 9,379,143 3,412,021
Franklin U.S. Core Equity (IU) Fund 137,754,964 4,553,422 (26,449,119) 4,728,642 (420,717) 120,167,192 6,672,248 944,801
Franklin U.S. Equity Index ETF . 13,989,990 14,398,363 (15,883,249) 3,625,996 (3,282,230) 12,848,870 236,348 70,076
Franklin U.S. Large Cap Multifactor
Index ETF ............... 32,052,741 7,292,030 (12,048,907) 3,839,500 (2,105,323) 29,030,041 459,627 172,072
Franklin U.S. Treasury Bond ETF 99,291,154 8,095,402 (6,822,468) (1,237,439) 3,364,742 102,691,391 4,997,148 1,669,698
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 73,842 55,611,360 (42,203,327) — — 13,481,875 13,481,875 170,080
Putnam Large Cap Value Fund,
Class R6 ................ 35,392,831 1,355,626 (7,443,368) (512,705) 2,578,980 31,371,364 852,251 139,715
Templeton Developing Markets
Trust, Class R6 ............ 8,390,538 1,833,288 (2,048,749) 4,420 1,690,004 9,869,501 438,644 —
Templeton Foreign Fund, Class R6 8,943,982 1,685,165 (1,620,196) 17,303 1,536,207 10,562,461 1,205,760 —
Total Non-Controlled Affiliates $840,399,911 $134,950,953 $(168,440,340) $8,865,504 $29,655,746 $845,431,774 $10,715,202
Total Affiliated Securities .... $840,399,911 $134,950,953 $(168,440,340) $8,865,504 $29,655,746 $845,431,774 $10,715,202
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 249,254,536 — (11,042,797) (327,109) 17,276,546 255,161,176 1,767,534 —
Franklin Growth Opportunities
Fund, Class R6 ............ 262,809,393 — (11,443,436) (559,571) 14,616,633 265,423,019 4,338,395 —
Franklin Mutual Shares Fund, Class
R6 ..................... 240,349,025 — (10,951,663) 144,853 14,075,668 243,617,883 9,213,990 —
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 1,104 15,936,501 (15,010,704) — — 926,901 926,901 6,651
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Growth Fund, Inc., Class
R6 ..................... $ 231,465,919 $ — $ (10,773,214) $ 894,662 $ 29,922,719 $ 251,510,086 8,394,863 $ —
Total Non-Controlled Affiliates $983,879,977 $15,936,501 $(59,221,814) $152,835 $75,891,566 $1,016,639,065 $6,651
Total Affiliated Securities .... $983,879,977 $15,936,501 $(59,221,814) $152,835 $75,891,566 $1,016,639,065 $6,651
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 40,250,539 7,223,922 (4,253,300) 40,034 6,742,403 50,003,598 4,241,187 350,792
Franklin International Core Equity
(IU) Fund ................ 120,278,099 27,856,909 (16,382,231) 574,481 22,821,410 155,148,668 11,177,858 1,786,855
Franklin U.S. Core Equity (IU) Fund 329,433,361 6,279,966 (37,976,521) 6,579,296 5,359,955 309,676,057 17,194,673 2,247,109
Total Controlled Affiliates .... $489,961,999 $41,360,797 $(58,612,052) $7,193,811 $34,923,768 $514,828,323 $4,384,756
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,291,640 2,455,310 (1,318,332) (377,485) 1,951,994 17,003,127 1,868,476 281,424
ClearBridge International Growth
Fund, Class IS ............ 18,192,123 4,231,958 (2,209,207) 95,278 3,318,910 23,629,062 312,141 —
Franklin Growth Fund, Class R6 . 189,184,355 4,926,470 (27,779,825) (515,141) 11,602,712 177,418,571 1,229,001 —
Franklin High Yield Corporate ETF 16,562,939 2,187,755 (1,335,426) (13,858) 365,105 17,766,515 729,631 464,069
Franklin International Aggregate
Bond ETF ................ 6,203,125 5,326,677 (4,402,041) (284,721) 396,776 7,239,816 352,474 6,468
Franklin Investment Grade
Corporate ETF ............ 41,402,203 11,167,641 (4,831,497) (246,378) 1,485,410 48,977,379 2,269,047 831,563
Franklin Systematic Style Premia
ETF .................... 14,172,820 756,108 (1,351,068) 11,895 98,009 13,687,764 567,957 —
Franklin U.S. Core Bond ETF ... 86,630,085 23,768,383 (12,241,516) (883,959) 2,943,237 100,216,230 4,656,888 1,576,777
Franklin U.S. Equity Index ETF . 140,725,006 27,176,152 (40,889,847) 3,070,431 3,117,344 133,199,086 2,450,125 690,993
Franklin U.S. Large Cap Multifactor
Index ETF ............... 99,353,811 16,957,970 (25,784,743) 4,200,658 1,929,273 96,656,969 1,530,351 552,947
Franklin U.S. Treasury Bond ETF 43,483,203 12,245,727 (5,765,876) (288,484) 1,313,432 50,988,002 2,481,168 773,235
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 35,400 72,501,187 (50,112,278) — — 22,424,309 22,424,309 289,071
Putnam Large Cap Value Fund,
Class R6 ................ 109,700,695 3,597,915 (15,685,164) (1,058,149) 7,894,372 104,449,669 2,837,535 433,582
Templeton Developing Markets
Trust, Class R6 ............ 26,018,653 10,618,107 (9,664,811) 105,595 5,784,187 32,861,731 1,460,521 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 27,717,356 $ 5,523,086 $ (3,049,720) $ 7,128 $ 4,972,470 $ 35,170,320 4,014,877 $ —
Total Non-Controlled Affiliates $833,673,414 $203,440,446 $(206,421,351) $3,822,810 $47,173,231 $881,688,550 $5,900,129
Total Affiliated Securities .... $1,323,635,413 $244,801,243 $(265,033,403) $11,016,621 $82,096,999 $1,396,516,873 $10,284,885
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,748,019 5,455,371 (4,096,341) 47,205 6,046,237 44,200,491 3,748,981 321,721
Franklin International Core Equity
(IU) Fund ................ 109,837,445 25,184,347 (19,063,417) 849,336 20,335,827 137,143,538 9,880,658 1,637,931
Franklin U.S. Core Equity (IU) Fund 389,883,942 10,267,916 (59,668,402) 7,794,018 5,380,595 353,658,069 19,636,761 2,673,735
Total Controlled Affiliates .... $536,469,406 $40,907,634 $(82,828,160) $8,690,559 $31,762,659 $535,002,098 $4,633,387
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 40,115,920 2,444,300 (3,249,954) (1,014,438) 5,321,791 43,617,619 4,793,145 780,107
ClearBridge International Growth
Fund, Class IS ............ 16,612,800 3,841,368 (2,658,882) 124,308 2,967,512 20,887,106 275,920 —
Franklin Growth Fund, Class R6 . 172,741,512 5,438,778 (31,112,559) 4,868,966 4,895,733 156,832,430 1,086,398 —
Franklin High Yield Corporate ETF 46,494,463 1,043,944 (2,853,389) (205,377) 1,094,915 45,574,556 1,871,645 1,251,887
Franklin International Aggregate
Bond ETF ................ 17,413,179 5,394,236 (4,484,173) (1,081,518) 1,330,297 18,572,021 904,188 16,719
Franklin Investment Grade
Corporate ETF ............ 116,218,058 13,154,339 (6,730,577) (446,243) 3,440,412 125,635,989 5,820,523 2,241,396
Franklin Systematic Style Premia
ETF .................... 17,060,933 538,989 (1,479,164) 60,106 75,743 16,256,607 674,548 —
Franklin U.S. Core Bond ETF ... 243,173,310 28,587,300 (19,890,346) (3,568,977) 8,769,983 257,071,270 11,945,691 4,253,343
Franklin U.S. Equity Index ETF . 39,598,162 32,341,146 (35,431,921) 7,147,796 (5,838,086) 37,817,097 695,625 202,229
Franklin U.S. Large Cap Multifactor
Index ETF ............... 90,722,941 15,658,076 (26,303,974) 5,150,440 211,702 85,439,185 1,352,742 497,248
Franklin U.S. Treasury Bond ETF 122,059,932 15,113,536 (9,060,730) (1,370,101) 4,049,831 130,792,468 6,364,597 2,082,336
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 43,970 94,961,192 (69,059,712) — — 25,945,450 25,945,450 334,168
Putnam Large Cap Value Fund,
Class R6 ................ 100,168,991 3,200,702 (17,111,591) (1,164,090) 7,235,060 92,329,072 2,508,261 396,422
Templeton Developing Markets
Trust, Class R6 ............ 23,754,799 5,331,371 (5,038,183) 71,266 4,928,361 29,047,614 1,291,005 —
Templeton Foreign Fund, Class R6 25,310,968 4,681,999 (3,391,728) 40,491 4,445,926 31,087,656 3,548,819 —
Total Non-Controlled Affiliates $1,071,489,938 $231,731,276 $(237,856,883) $8,612,629 $42,929,180 $1,116,906,140 $12,055,855
Total Affiliated Securities .... $1,607,959,344 $272,638,910 $(320,685,043) $17,303,188 $74,691,839 $1,651,908,238 $16,689,242
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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g. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended June 30, 2025, investments in affiliated management investment companies were as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth
Allocation Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45% based on the average net assets of each class until April 30,
2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Global Allocation Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.70% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Private Credit
Fund, Class Advisor ........ $ 32,922,201 $ — $ (3,127,878) $ 73,287 $ (443,961) $ 29,423,649 2,783,694 $ 1,207,499
Franklin BSP Real Estate Debt
BDC .................. — 887,224 — — 22,178 909,402 33,292 —
Franklin FTSE India ETF ..... 6,255,395 — — — 318,546 6,573,941 165,050 10,519
Franklin High Yield Corporate
ETF ................... 4,893,350 — — — 98,400 4,991,750 205,000 136,625
Franklin Systematic Style Premia
ETF ................... 53,199,750 — — — 422,750 53,622,500 2,225,000 —
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% 25,651,499 413,116,699 (279,616,729) — — 159,151,469 159,151,469 1,307,238
Total Non-Controlled Affiliates $122,922,195 $ 414,003,923 $ (282,744,607) $ 73,287 $ 417,913 $254,672,711 $ 2,661,881
Total Affiliated Securities ... $122,922,195 $414,003,923 $(282,744,607) $73,287 $417,913 $254,672,711 $2,661,881
3. Transactions with Affiliates
(continued)

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Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2026.
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, bond discounts and premiums and regulated investment companies.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, were as follows:
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
a a a a a
Cost of investments ....................... $759,693,260 $589,542,266 $2,380,737,311 $993,418,835
Unrealized appreciation ..................... $136,884,442 $434,652,942 $444,047,054 $436,276,753
Unrealized depreciation ..................... (44,607,023) (7,556,143) (75,829,942) (11,403,207)
Net unrealized appreciation (depreciation) ....... $92,277,419 $427,096,799 $368,217,112 $424,873,546
Franklin
Moderate
Allocation Fund
a a
Cost of investments .......................................................................... $1,318,986,610
Unrealized appreciation ........................................................................ $398,591,033
Unrealized depreciation ........................................................................ (46,421,254)
Net unrealized appreciation (depreciation) .......................................................... $352,169,779
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $81,846,663 $— $438,480,841 $179,738,907
Sales .................................. $133,055,623 $44,211,110 $612,673,727 $234,683,653
Franklin
Moderate
Allocation Fund
Purchases ................................................................................. $184,323,303
Sales ..................................................................................... $270,135,482
3. Transactions with Affiliates
(continued)
h. Waiver and Expense Reimbursements
(continued)

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Notes to Financial Statements (unaudited)
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6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Global Allocation Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
7. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of futures contracts and the average month end contract value for forward exchange contracts were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 788,957 Unrealized depreciation on OTC
forward exchange contracts
$ 10,570,711
Total .................... $788,957 $10,570,711
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(12,046,496) Forward exchange contracts $(20,834,434)
Equity contracts ..............
Futures contracts (361,779) Futures contracts —
Total ....................... $(12,408,275) $(20,834,434)

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See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2025, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Franklin Global
Allocation Fund
Futures contracts .......................................................................... $ 7,276,554
Forwards exchange contracts ................................................................. 396,895,673
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 838,488,804 $ — $ — $ 838,488,804
Short Term Investments ................... 13,481,875 — — 13,481,875
Total Investments in Securities ........... $851,970,679 $— $— $851,970,679
7. Other Derivative Information
(continued)

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Level 1 Level 2 Level 3 Total
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 1,015,712,164 $ — $ — $ 1,015,712,164
Short Term Investments ................... 926,901 — — 926,901
Total Investments in Securities ........... $1,016,639,065 $— $— $1,016,639,065
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 9,835,251 7,567,262 — 17,402,513
Air Freight & Logistics ................... 4,977,187 — — 4,977,187
Automobiles .......................... 13,773,689 25,305,821 — 39,079,510
Banks ............................... 26,589,901 85,135,387 — 111,725,288
Biotechnology ......................... 46,459,272 — — 46,459,272
Broadline Retail ....................... 56,931,785 — — 56,931,785
Building Products ...................... — 5,927,683 — 5,927,683
Capital Markets ........................ 16,398,087 25,591,425 — 41,989,512
Chemicals ........................... 6,397,745 4,866,491 — 11,264,236
Commercial Services & Supplies ........... 7,910,102 — — 7,910,102
Communications Equipment .............. 31,670,042 — — 31,670,042
Construction Materials .................. — 7,602,935 — 7,602,935
Consumer Staples Distribution & Retail ...... 38,292,435 10,161,565 — 48,454,000
Diversified Telecommunication Services ..... — 15,331,579 — 15,331,579
Electric Utilities ........................ 9,123,835 7,214,954 — 16,338,789
Electrical Equipment .................... — 4,408,336 — 4,408,336
Entertainment ......................... 33,103,048 19,101,712 — 52,204,760
Financial Services ...................... 48,765,491 — — 48,765,491
Food Products ........................ 3,291,439 — — 3,291,439
Ground Transportation .................. 11,128,571 — — 11,128,571
Health Care Equipment & Supplies ......... 54,705,513 — — 54,705,513
Health Care Providers & Services .......... 3,545,993 — — 3,545,993
Hotels, Restaurants & Leisure ............. 58,662,787 — — 58,662,787
Household Products .................... 10,488,553 — — 10,488,553
Industrial Conglomerates ................ — 8,286,247 — 8,286,247
Insurance ............................ 26,526,226 11,030,343 — 37,556,569
Interactive Media & Services .............. 83,295,053 5,241,528 — 88,536,581
IT Services ........................... 25,278,200 — — 25,278,200
Leisure Products ....................... 3,469,064 — — 3,469,064
Life Sciences Tools & Services ............ 7,003,681 — — 7,003,681
Machinery ............................ 7,332,405 7,099,656 — 14,432,061
Marine Transportation ................... — 15,654,950 — 15,654,950
Metals & Mining ....................... 9,119,398 28,969,138 — 38,088,536
Office REITs .......................... 3,583,807 — — 3,583,807
Oil, Gas & Consumable Fuels ............. 61,615,638 12,455,243 — 74,070,881
Personal Care Products ................. 5,566,818 5,374,339 — 10,941,157
Pharmaceuticals ....................... 52,393,549 27,456,566 — 79,850,115
Professional Services ................... — 22,175,680 — 22,175,680
Real Estate Management & Development .... — 3,882,997 — 3,882,997
Retail REITs .......................... 6,787,126 — — 6,787,126
Semiconductors & Semiconductor Equipment . 152,701,593 43,310,548 — 196,012,141
Software ............................. 129,390,988 8,475,570 — 137,866,558
Specialty Retail ........................ 29,092,119 3,528,559 — 32,620,678
Technology Hardware, Storage & Peripherals . 69,016,726 8,107,636 — 77,124,362
Textiles, Apparel & Luxury Goods .......... 16,421,492 3,773,224 — 20,194,716
Tobacco ............................. 33,573,649 — — 33,573,649
9. Fair Value Measurements
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
10. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ 17,141,534 $ 4,013,946 $ — $ 21,155,480
Wireless Telecommunication Services ....... — 6,357,575 — 6,357,575
Management Investment Companies :
Capital Markets ........................ 114,214,513 — 909,402 115,123,915
Preferred Stocks ......................... 10,320,049 — — 10,320,049
Corporate Bonds ........................ — 182,954,726 — 182,954,726
Foreign Government and Agency Securities .... — 404,500,910 — 404,500,910
U.S. Government and Agency Securities ....... — 122,276,346 — 122,276,346
Mortgage-Backed Securities ................ — 89,640,076 — 89,640,076
Short Term Investments ................... 159,151,469 — — 159,151,469
Total Investments in Securities ........... $1,515,045,823 $1,242,780,953
b
$909,402 $2,758,736,178
Other Financial Instruments:
Forward Exchange Contracts ............... $— $788,957 $— $788,957
Total Other Financial Instruments ......... $— $788,957 $— $788,957
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $10,570,711 $— $10,570,711
Total Other Financial Instruments ......... $— $10,570,711 $— $10,570,711
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 1,395,868,072 — — 1,395,868,072
Short Term Investments ................... 22,424,309 — — 22,424,309
Total Investments in Securities ........... $1,418,292,381 $— $— $1,418,292,381
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 1,645,210,939 — — 1,645,210,939
Short Term Investments ................... 25,945,450 — — 25,945,450
Total Investments in Securities ........... $1,671,156,389 $— $— $1,671,156,389
a
For detailed categories, see the accompanying Schedules of Investments.
b
Includes foreign securities valued at $443,408,895, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

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Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Currency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
BDR
Brazilian Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
10. Operating Segments
(continued)

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FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund
Franklin Global Allocation Fund
Franklin Growth Allocation Fund
Franklin Moderate Allocation Fund
(each a Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreements between
Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board noted that the Franklin Global Allocation Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Manager by the U.S. Securities and Exchange Commission, whereby the Manager and the Fund may, without shareholder approval, enter into sub-advisory agreements with sub-advisers that are indirect or direct wholly owned subsidiaries of Franklin Resources, Inc. (FRI). In particular, with respect to the Fund, the Board took into account the sub-advisory agreement (Sub-Advisory Agreement) between the Manager and Franklin Templeton Investments Corp.
(Sub-Adviser), an affiliate of the Manager, that permits a portfolio manager to act on behalf of the Sub-Adviser for purposes of providing sub-advisory services to the Manager. The Board noted that the Sub-Advisory Agreement was effective May 30,
2024 for an initial two-year period and was not considered for renewal at the Meeting.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of FRI, the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The
Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology

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used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund and Franklin Moderate Allocation Fund - The
Performance Universe for the Franklin Conservative Allocation Fund included the Fund and all retail and institutional mixed-
asset target allocation conservative funds. The Performance Universe for the Franklin Growth Allocation Fund included the
Fund and all retail and institutional mixed-asset target allocation growth funds. The Performance Universe for the Franklin
Moderate Allocation Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The
Board noted that each Fund’s annualized total return for the one-, three-, five- and 10-year periods were above the medians of their respective Performance Universes. The Board concluded that each Fund’s performance was satisfactory.
Franklin Global Allocation Fund - The Performance Universe for the Fund included the Fund and all retail and institutional flexible portfolio funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the first (best) quintile, but for the five- and 10-year periods was below the median and in the third quintile of its Performance Universe. The Board further noted that, effective February 1, 2021, the Fund was repositioned from a fund-of-
funds to a directly managed allocation fund. The Board also noted that the Fund’s annualized total return for each period was positive, returning 12.87% for the one-year period. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for Class A shares and Investor Class shares for the other funds in each of the Franklin Conservative Allocation Fund’s, Franklin Growth
Allocation Fund’s and Franklin Moderate Allocation Fund’s respective Expense Group and for Class A shares and Class M shares for the other funds in the Franklin Global Allocation Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund and Franklin Moderate Allocation Fund - The Expense
Group for the Franklin Conservative Allocation Fund included the Fund and seven other mixed-asset target allocation conservative funds. The Expense Group for the Franklin Growth Allocation Fund included the Fund and six other mixed-asset target allocation growth funds. The Expense Group for the Franklin Moderate Allocation Fund included the Fund and seven other mixed-asset target allocation moderate funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board discussed these expenses with management and management explained that the Management Rate paid by each Fund is solely for asset allocation services as the Fund invests primarily in underlying funds. Management further explained that each Fund’s total expenses
(including underlying fund expenses) were in the first quintile (least expensive) of each Fund’s respective Expense Group. The
Board noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted the small size of the Franklin Growth Allocation Fund’s Expense Group for the Management Rate and that no quintile information was provided for the Fund. The Board concluded that the Management Rate charged to each Fund is reasonable.

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Franklin Global Allocation Fund - The Expense Group for the Fund included the Fund and 11 other flexible portfolio funds. The
Board noted that the Fund’s Management Rate and actual total expense ratio were below the medians and in the first (best)
quintile of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Franklin Global Allocation Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin
Conservative Allocation Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board further noted that, due to the use of the Management Rate for allocation services for each of the Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund and Franklin
Moderate Allocation Fund, these Funds would not likely experience economies of scale. The Board concluded, with respect to the Franklin Global Allocation Fund, that to the extent economies of scale may be realized by the Manager and its affiliates, the
Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

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Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FAS-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin Fund
Allocator Series
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025
Franklin LifeSmart
TM
Retirement Income Fund
Franklin LifeSmart
TM
2020 Retirement Target Fund
Franklin LifeSmart
TM
2025 Retirement Target Fund
Franklin LifeSmart
TM
2030 Retirement Target Fund
Franklin LifeSmart
TM
2035 Retirement Target Fund
Franklin LifeSmart
TM
2040 Retirement Target Fund
Franklin LifeSmart
TM
2045 Retirement Target Fund
Franklin LifeSmart
TM
2050 Retirement Target Fund
Franklin LifeSmart
TM
2055 Retirement Target Fund
Franklin LifeSmart
TM
2060 Retirement Target Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 63
Notes to Financial Statements 77
Changes In and Disagreements with Accountants 104
Results of Meeting(s) of Shareholders 104
Remuneration Paid to Directors, Officers and Others 104
Board Approval of Management and Subadvisory Agreements 104

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.45 $10.15 $9.59 $11.50 $11.62 $11.15
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.52 0.52 0.53 0.36 0.39
Net realized and unrealized gains (losses) 0.19 0.31 0.57 (1.88) 0.25 0.52
Total from investment operations ........ 0.42 0.83 1.09 (1.35) 0.61 0.91
Less distributions from:
Net investment income .............. (0.22) (0.53) (0.53) (0.47) (0.43) (0.44)
Net realized gains ................. — — — (0.09) (0.30) —
Total distributions ................... (0.22) (0.53) (0.53) (0.56) (0.73) (0.44)
Net asset value, end of period .......... $10.65 $10.45 $10.15 $9.59 $11.50 $11.62
Total return
d
....................... 4.07% 8.32% 11.61% (11.83)% 5.41% 8.40%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.95% 0.99% 0.94% 0.98% 0.95% 0.94%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30% 0.30%
g
0.30%
g
0.30%
g
0.30%
g
Net investment income
c
............... 4.49% 4.97% 5.32% 5.20% 3.05% 3.56%
Supplemental data
Net assets, end of period (000’s) ........ $38,736 $37,045 $38,172 $36,999 $46,058 $40,343
Portfolio turnover rate ................ 3.38% 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.32 $10.03 $9.48 $11.36 $11.48 $11.01
Income from investment operations
a
:
Net investment income
b,c
............ 0.19 0.43 0.44 0.44 0.25 0.30
Net realized and unrealized gains (losses) 0.19 0.31 0.56 (1.86) 0.27 0.52
Total from investment operations ........ 0.38 0.74 1.00 (1.42) 0.52 0.82
Less distributions from:
Net investment income .............. (0.18) (0.45) (0.45) (0.37) (0.34) (0.35)
Net realized gains ................. — — — (0.09) (0.30) —
Total distributions ................... (0.18) (0.45) (0.45) (0.46) (0.64) (0.35)
Net asset value, end of period .......... $10.52 $10.32 $10.03 $9.48 $11.36 $11.48
Total return
d
....................... 3.71% 7.48% 10.88% (12.53)% 4.56% 7.62%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.70% 1.74% 1.69% 1.73% 1.70% 1.69%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.05% 1.05% 1.05%
g
1.05%
g
1.05%
g
1.05%
g
Net investment income
c
............... 3.74% 4.21% 4.52% 4.29% 2.20% 2.80%
Supplemental data
Net assets, end of period (000’s) ........ $2,944 $2,928 $3,415 $4,145 $6,803 $9,355
Portfolio turnover rate ................ 3.38% 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.42 $10.12 $9.56 $11.47 $11.59 $11.11
Income from investment operations
a
:
Net investment income
b,c
............ 0.22 0.49 0.50 0.50 0.33 0.37
Net realized and unrealized gains (losses) 0.18 0.32 0.56 (1.88) 0.26 0.52
Total from investment operations ........ 0.40 0.81 1.06 (1.38) 0.59 0.89
Less distributions from:
Net investment income .............. (0.21) (0.51) (0.50) (0.44) (0.41) (0.41)
Net realized gains ................. — — — (0.09) (0.30) —
Total distributions ................... (0.21) (0.51) (0.50) (0.53) (0.71) (0.41)
Net asset value, end of period .......... $10.61 $10.42 $10.12 $9.56 $11.47 $11.59
Total return
d
....................... 3.95% 7.97% 11.36% (12.03)% 5.15% 8.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.20% 1.25% 1.19% 1.23% 1.19% 1.11%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.55% 0.55%
g
0.55%
g
0.54%
g
0.47%
g
Net investment income
c
............... 4.23% 4.69% 5.06% 4.96% 2.80% 3.39%
Supplemental data
Net assets, end of period (000’s) ........ $1,333 $1,444 $1,643 $1,748 $2,197 $2,108
Portfolio turnover rate ................ 3.38% 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.51 $10.21 $9.64 $11.55 $11.67 $11.20
Income from investment operations
a
:
Net investment income
b,c
............ 0.25 0.55 0.56 0.55 0.34 0.43
Net realized and unrealized gains (losses) 0.19 0.32 0.57 (1.87) 0.31 0.52
Total from investment operations ........ 0.44 0.87 1.13 (1.32) 0.65 0.95
Less distributions from:
Net investment income .............. (0.24) (0.57) (0.56) (0.50) (0.47) (0.48)
Net realized gains ................. — — — (0.09) (0.30) —
Total distributions ................... (0.24) (0.57) (0.56) (0.59) (0.77) (0.48)
Net asset value, end of period .......... $10.71 $10.51 $10.21 $9.64 $11.55 $11.67
Total return
d
....................... 4.21% 8.73% 12.00% (11.56)% 5.63% 8.81%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.75% 0.82% 0.63% 0.64% 0.57% 0.58%
Expenses net of waiver and payments by
affiliates
f
.......................... —% —% —%
g
—%
g
—%
g
—%
g
Net investment income
c
............... 4.78% 5.27% 5.65% 5.43% 2.88% 3.84%
Supplemental data
Net assets, end of period (000’s) ........ $105 $103 $104 $67 $56 $4,092
Portfolio turnover rate ................ 3.38% 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $10.19 $9.63 $11.55 $11.66 $11.19
Income from investment operations
a
:
Net investment income
b,c
............ 0.24 0.54 0.56 0.56 0.39 0.42
Net realized and unrealized gains (losses) 0.18 0.33 0.55 (1.89) 0.26 0.52
Total from investment operations ........ 0.42 0.87 1.11 (1.33) 0.65 0.94
Less distributions from:
Net investment income .............. (0.23) (0.56) (0.55) (0.50) (0.46) (0.47)
Net realized gains ................. — — — (0.09) (0.30) —
Total distributions ................... (0.23) (0.56) (0.55) (0.59) (0.76) (0.47)
Net asset value, end of period .......... $10.69 $10.50 $10.19 $9.63 $11.55 $11.66
Total return
d
....................... 4.19% 8.57% 11.96% (11.62)% 5.58% 8.75%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.70% 0.74% 0.67% 0.73% 0.70% 0.69%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.05% 0.05% 0.05%
g
0.05%
g
0.05%
g
0.05%
g
Net investment income
c
............... 4.64% 5.20% 5.67% 5.45% 3.34% 3.83%
Supplemental data
Net assets, end of period (000’s) ........ $2,440 $3,331 $3,638 $2,414 $2,837 $2,021
Portfolio turnover rate ................ 3.38% 38.32% 26.44% 35.25% 121.26% 51.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.9%
Domestic Equity 27.8%
a
ClearBridge Tactical Dividend Income Fund , Class IS ........................ 200,266 $ 4,920,537
a
Franklin U.S. Core Equity (IU) Fund ..................................... 55,736 1,003,812
JPMorgan Equity Premium Income ETF .................................. 82,775 4,705,759
JPMorgan Nasdaq Equity Premium Income ETF ............................ 38,000 2,067,200
12,697,308
Domestic Fixed Income 30.7%
a
Franklin Investment Grade Corporate ETF ................................. 162,579 3,509,268
a
Franklin U.S. Core Bond ETF .......................................... 297,269 6,397,229
a
Franklin U.S. Government Securities Fund , Class R6 ........................ 796,960 4,072,464
13,978,961
Foreign Equity 6.4%
a
Franklin International Core Dividend Tilt Index ETF .......................... 40,500 1,443,420
a
Templeton Developing Markets Trust , Class R6 ............................. 22,451 505,142
a
Templeton Foreign Fund , Class R6 ...................................... 107,936 945,522
2,894,084
Foreign Fixed Income 28.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 249,803 2,273,210
a
BrandywineGLOBAL High Yield Fund , Class IS ............................. 834,868 8,490,608
a
Franklin High Yield Corporate ETF ...................................... 81,705 1,989,517
12,753,335
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 41,587,119 ) ................................................................
42,323,688
Units
a a a a
b
Index-Linked Notes 5.1%
Capital Markets 5.1%
c,d
UBS AG into S&P 500 Index , Senior Note , 7.16% , 5/07/27 ..................... 1,999 2,346,167
Total Index-Linked Notes (Cost $ 2,099,709 ) .....................................
2,346,167
Total Long Term Investments (Cost $ 43,686,828 ) ................................
44,669,855
a
a a a a
Short Term Investments 2.0%
Shares
a
Money Market Funds 2.0%
a,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 922,222 922,222
Total Money Market Funds (Cost $ 922,222 ) .....................................
922,222
Total Short Term Investments (Cost $ 922,222 ) ..................................
922,222
a
Total Investments (Cost $ 44,609,050 ) 100.0% ...................................
$45,592,077
Other Assets, less Liabilities (0.0) %
†
...........................................
(33,543)
Net Assets 100.0% ...........................................................
$45,558,534
See Abbreviations on page 103 .

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(b) regarding index-linked notes.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.16 $11.59 $10.58 $13.00 $12.99 $12.17
Income from investment operations
a
:
Net investment income
b,c
............ 0.13 0.31 0.27 0.25 0.22 0.19
Net realized and unrealized gains (losses) 0.66 0.61 1.03 (2.27) 1.02 0.89
Total from investment operations ........ 0.79 0.92 1.30 (2.02) 1.24 1.08
Less distributions from:
Net investment income .............. (0.08) (0.35) (0.29) (0.16) (0.34) (0.26)
Net realized gains ................. (0.23) — — (0.24) (0.89) —
Total distributions ................... (0.31) (0.35) (0.29) (0.40) (1.23) (0.26)
Net asset value, end of period .......... $12.64 $12.16 $11.59 $10.58 $13.00 $12.99
Total return
d
....................... 6.53% 8.00% 12.47% (15.58)% 9.62% 9.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.17% 1.20% 0.99% 0.98% 0.98% 0.98%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.48% 0.49% 0.48% 0.47%
g
0.46% 0.47%
g
Net investment income
c
............... 2.08% 2.55% 2.42% 2.19% 1.63% 1.61%
Supplemental data
Net assets, end of period (000’s) ........ $22,462 $22,170 $26,265 $27,491 $36,698 $30,265
Portfolio turnover rate ................ 9.42% 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025.The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.06 $11.49 $10.50 $12.91 $12.91 $12.09
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.21 0.13 0.15 0.11 0.10
Net realized and unrealized gains (losses) 0.66 0.62 1.07 (2.24) 1.02 0.89
Total from investment operations ........ 0.74 0.83 1.20 (2.09) 1.13 0.99
Less distributions from:
Net investment income .............. (0.08) (0.26) (0.21) (0.08) (0.24) (0.17)
Net realized gains ................. (0.23) — — (0.24) (0.89) —
Total distributions ................... (0.31) (0.26) (0.21) (0.32) (1.13) (0.17)
Net asset value, end of period .......... $12.49 $12.06 $11.49 $10.50 $12.91 $12.91
Total return
d
....................... 6.17% 7.22% 11.52% (16.23)% 8.85% 8.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.92% 1.94% 1.74% 1.73% 1.72% 1.73%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.23% 1.24% 1.23% 1.22%
g
1.21% 1.22%
g
Net investment income
c
............... 1.30% 1.76% 1.20% 1.36% 0.79% 0.85%
Supplemental data
Net assets, end of period (000’s) ........ $2,055 $2,357 $3,412 $3,796 $6,235 $7,118
Portfolio turnover rate ................ 9.42% 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.16 $11.59 $10.57 $13.00 $12.98 $12.16
Income from investment operations
a
:
Net investment income
b,c
............ 0.11 0.28 0.19 0.23 0.17 0.16
Net realized and unrealized gains (losses) 0.67 0.61 1.08 (2.29) 1.03 0.89
Total from investment operations ........ 0.78 0.89 1.27 (2.06) 1.20 1.05
Less distributions from:
Net investment income .............. (0.08) (0.32) (0.25) (0.13) (0.29) (0.23)
Net realized gains ................. (0.23) — — (0.24) (0.89) —
Total distributions ................... (0.31) (0.32) (0.25) (0.37) (1.18) (0.23)
Net asset value, end of period .......... $12.63 $12.16 $11.59 $10.57 $13.00 $12.98
Total return
d
....................... 6.45% 7.74% 12.16% (15.86)% 9.37% 8.79%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.42% 1.45% 1.24% 1.23% 1.22% 1.23%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.73% 0.74% 0.73% 0.72%
g
0.71% 0.72%
g
Net investment income
c
............... 1.81% 2.32% 1.72% 2.01% 1.23% 1.35%
Supplemental data
Net assets, end of period (000’s) ........ $249 $360 $392 $650 $758 $786
Portfolio turnover rate ................ 9.42% 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.50 $11.91 $10.86 $13.04 $13.03 $12.20
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.33 0.16 0.29 0.19 0.22
Net realized and unrealized gains (losses) 0.73 0.65 1.21 (2.29) 1.09 0.90
Total from investment operations ........ 0.83 0.98 1.37 (2.00) 1.28 1.12
Less distributions from:
Net investment income .............. (0.08) (0.39) (0.32) (0.19) (0.38) (0.29)
Net realized gains ................. (0.23) — — (0.24) (0.89) —
Total distributions ................... (0.31) (0.39) (0.32) (0.43) (1.27) (0.29)
Capital contributions ................. — — — 0.25 — —
Net asset value, end of period .......... $13.02 $12.50 $11.91 $10.86 $13.04 $13.03
Total return
d
....................... 6.68% 8.37% 12.75% (13.38)%
e
9.93% 9.45%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 4.73% 1.53% 1.24% 1.31% 0.59% 0.62%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.19% 0.19% 0.18% 0.16%
h
0.16% 0.16%
h
Net investment income
c
............... 1.58% 2.67% 1.38% 2.54% 1.40% 1.83%
Supplemental data
Net assets, end of period (000’s) ........ $2 $9 $18 $4 $5 $4,855
Portfolio turnover rate ................ 9.42% 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (15.38)%.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.20 $11.63 $10.62 $13.05 $13.03 $12.20
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.33 0.30 0.28 0.26 0.22
Net realized and unrealized gains (losses) 0.68 0.62 1.03 (2.28) 1.02 0.90
Total from investment operations ........ 0.82 0.95 1.33 (2.00) 1.28 1.12
Less distributions from:
Net investment income .............. (0.08) (0.38) (0.32) (0.19) (0.37) (0.29)
Net realized gains ................. (0.23) — — (0.24) (0.89) —
Total distributions ................... (0.31) (0.38) (0.32) (0.43) (1.26) (0.29)
Net asset value, end of period .......... $12.71 $12.20 $11.63 $10.62 $13.05 $13.03
Total return
d
....................... 6.76% 8.25% 12.70% (15.37)% 9.95% 9.39%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.92% 0.95% 0.74% 0.73% 0.73% 0.73%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.23% 0.24% 0.23% 0.22%
g
0.21% 0.21%
g
Net investment income
c
............... 2.34% 2.76% 2.73% 2.44% 1.88% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $548 $535 $729 $620 $826 $685
Portfolio turnover rate ................ 9.42% 38.80% 17.72% 35.46% 79.95% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 10,110 $ 243,651
Domestic Equity 28.2%
a
Franklin Growth Fund , Class R6 ........................................ 10,655 1,538,197
a
Franklin U.S. Core Equity (IU) Fund ..................................... 192,596 3,468,647
a
Franklin U.S. Equity Index ETF ......................................... 6,800 369,677
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 13,253 837,059
a
Putnam Large Cap Value Fund , Class R6 ................................. 24,601 905,553
7,119,133
Domestic Fixed Income 44.2%
a
Franklin Investment Grade Corporate ETF ................................. 126,978 2,740,820
a
Franklin U.S. Core Bond ETF .......................................... 260,613 5,608,392
a
Franklin U.S. Treasury Bond ETF ....................................... 138,848 2,853,326
11,202,538
Foreign Equity 15.3%
a
ClearBridge International Growth Fund , Class IS ............................ 3,709 280,744
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 56,182 662,386
a
Franklin International Core Equity (IU) Fund ............................... 132,806 1,843,347
iShares Core MSCI EAFE ETF ......................................... 3,079 257,035
a
Templeton Developing Markets Trust , Class R6 ............................. 19,347 435,306
a
Templeton Foreign Fund , Class R6 ...................................... 47,699 417,845
3,896,663
Foreign Fixed Income 9.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 104,579 951,670
a
Franklin High Yield Corporate ETF ...................................... 40,813 993,797
a
Franklin International Aggregate Bond ETF ................................ 19,721 405,069
2,350,536
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 21,227,427 ) ................................................................
24,812,521
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 497,778 497,778
Total Money Market Funds (Cost $ 497,778 ) .....................................
497,778
Total Short Term Investments (Cost $ 497,778 ) ..................................
497,778
a
Total Investments (Cost $ 21,725,205 ) 100.0% ...................................
$25,310,299
Other Assets, less Liabilities 0.0%
†
............................................
5,695
Net Assets 100.0% ...........................................................
$25,315,994
See Abbreviations on page 103 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.92 $12.21 $11.04 $13.67 $13.80 $12.98
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.30 0.27 0.23 0.23 0.20
Net realized and unrealized gains (losses) 0.80 0.85 1.23 (2.43) 1.31 1.08
Total from investment operations ........ 0.92 1.15 1.50 (2.20) 1.54 1.28
Less distributions from:
Net investment income .............. — (0.38) (0.32) (0.14) (0.37) (0.21)
Net realized gains ................. (0.40) (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ................... (0.40) (0.44) (0.33) (0.43) (1.67) (0.46)
Net asset value, end of period .......... $13.44 $12.92 $12.21 $11.04 $13.67 $13.80
Total return
d
....................... 7.21% 9.41% 13.70% (16.06)% 11.21% 10.26%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.75% 0.78% 0.75% 0.76% 0.76% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.50% 0.49% 0.48%
g
0.47% 0.45%
g
Net investment income
c
............... 1.85% 2.31% 2.32% 1.97% 1.57% 1.53%
Supplemental data
Net assets, end of period (000’s) ........ $94,439 $92,992 $96,649 $97,043 $118,521 $96,973
Portfolio turnover rate ................ 9.78% 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.63 $11.94 $10.81 $13.40 $13.56 $12.76
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.20 0.18 0.13 0.10 0.09
Net realized and unrealized gains (losses) 0.78 0.83 1.19 (2.36) 1.30 1.08
Total from investment operations ........ 0.85 1.03 1.37 (2.23) 1.40 1.17
Less distributions from:
Net investment income .............. — (0.28) (0.23) (0.07) (0.26) (0.12)
Net realized gains ................. (0.40) (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ................... (0.40) (0.34) (0.24) (0.36) (1.56) (0.37)
Net asset value, end of period .......... $13.08 $12.63 $11.94 $10.81 $13.40 $13.56
Total return
d
....................... 6.82% 8.64% 12.79% (16.66)% 10.40% 9.44%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.50% 1.53% 1.50% 1.51% 1.50% 1.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.24% 1.25% 1.24% 1.23%
g
1.21% 1.20%
g
Net investment income
c
............... 1.09% 1.56% 1.56% 1.16% 0.70% 0.76%
Supplemental data
Net assets, end of period (000’s) ........ $10,761 $11,299 $11,928 $12,140 $17,778 $21,991
Portfolio turnover rate ................ 9.78% 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.87 $12.16 $11.00 $13.61 $13.75 $12.93
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.27 0.24 0.19 0.18 0.16
Net realized and unrealized gains (losses) 0.79 0.85 1.22 (2.40) 1.31 1.09
Total from investment operations ........ 0.89 1.12 1.46 (2.21) 1.49 1.25
Less distributions from:
Net investment income .............. — (0.35) (0.29) (0.11) (0.33) (0.18)
Net realized gains ................. (0.40) (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ................... (0.40) (0.41) (0.30) (0.40) (1.63) (0.43)
Net asset value, end of period .......... $13.36 $12.87 $12.16 $11.00 $13.61 $13.75
Total return
d
....................... 7.00% 9.19% 13.37% (16.21)% 10.89% 10.00%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.00% 1.03% 1.00% 1.01% 1.01% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.75% 0.74% 0.73%
g
0.72% 0.70%
g
Net investment income
c
............... 1.60% 2.09% 2.06% 1.61% 1.26% 1.24%
Supplemental data
Net assets, end of period (000’s) ........ $1,722 $1,707 $1,778 $1,954 $3,069 $3,117
Portfolio turnover rate ................ 9.78% 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.98 $12.26 $11.09 $13.72 $13.85 $13.02
Income from investment operations
a
:
Net investment income
b,c
............ 0.15 0.30 0.30 0.29 0.19 0.23
Net realized and unrealized gains (losses) 0.79 0.90 1.23 (2.45) 1.39 1.10
Total from investment operations ........ 0.94 1.20 1.53 (2.16) 1.58 1.33
Less distributions from:
Net investment income .............. — (0.42) (0.35) (0.18) (0.41) (0.25)
Net realized gains ................. (0.40) (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ................... (0.40) (0.48) (0.36) (0.47) (1.71) (0.50)
Net asset value, end of period .......... $13.52 $12.98 $12.26 $11.09 $13.72 $13.85
Total return
d
....................... 7.41% 9.79% 13.99% (15.71)% 11.49% 10.64%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.77% 0.47% 0.41% 0.38% 0.39% 0.39%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.18% 0.19% 0.17% 0.14%
g
0.15% 0.15%
g
Net investment income
c
............... 2.29% 2.39% 2.61% 2.48% 1.34% 1.83%
Supplemental data
Net assets, end of period (000’s) ........ $27 $27 $566 $670 $544 $16,094
Portfolio turnover rate ................ 9.78% 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.96 $12.25 $11.08 $13.71 $13.83 $13.01
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.33 0.30 0.27 0.26 0.24
Net realized and unrealized gains (losses) 0.80 0.85 1.23 (2.44) 1.32 1.07
Total from investment operations ........ 0.94 1.18 1.53 (2.17) 1.58 1.31
Less distributions from:
Net investment income .............. — (0.41) (0.35) (0.17) (0.40) (0.24)
Net realized gains ................. (0.40) (0.06) (0.01) (0.29) (1.30) (0.25)
Total distributions ................... (0.40) (0.47) (0.36) (0.46) (1.70) (0.49)
Net asset value, end of period .......... $13.50 $12.96 $12.25 $11.08 $13.71 $13.83
Total return
d
....................... 7.34% 9.65% 13.94% (15.79)% 11.53% 10.51%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.51% 0.53% 0.50% 0.51% 0.51% 0.52%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.24% 0.25% 0.24% 0.23%
g
0.22% 0.20%
g
Net investment income
c
............... 2.09% 2.53% 2.61% 2.25% 1.80% 1.90%
Supplemental data
Net assets, end of period (000’s) ........ $2,423 $2,465 $2,910 $2,572 $3,055 $2,872
Portfolio turnover rate ................ 9.78% 37.51% 20.95% 33.70% 69.35% 66.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 44,458 $ 1,071,438
Domestic Equity 33.9%
a
Franklin Growth Fund , Class R6 ........................................ 55,460 8,006,173
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,002,441 18,053,956
a
Franklin U.S. Equity Index ETF ......................................... 35,500 1,929,929
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 69,036 4,360,314
a
Putnam Large Cap Value Fund , Class R6 ................................. 128,044 4,713,312
37,063,684
Domestic Fixed Income 36.9%
a
Franklin Investment Grade Corporate ETF ................................. 457,440 9,873,843
a
Franklin U.S. Core Bond ETF .......................................... 938,833 20,203,686
a
Franklin U.S. Treasury Bond ETF ....................................... 500,213 10,279,377
40,356,906
Foreign Equity 18.6%
a
ClearBridge International Growth Fund , Class IS ............................ 19,305 1,461,396
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 292,430 3,447,751
a
Franklin International Core Equity (IU) Fund ............................... 691,313 9,595,426
iShares Core MSCI EAFE ETF ......................................... 16,117 1,345,447
a
Templeton Developing Markets Trust , Class R6 ............................. 100,702 2,265,784
a
Templeton Foreign Fund , Class R6 ...................................... 248,296 2,175,074
20,290,878
Foreign Fixed Income 7.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 376,711 3,428,070
a
Franklin High Yield Corporate ETF ...................................... 147,078 3,581,349
a
Franklin International Aggregate Bond ETF ................................ 71,058 1,459,531
8,468,950
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 86,396,479 ) ................................................................
107,251,856
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 1,807,934 1,807,934
Total Money Market Funds (Cost $ 1,807,934 ) ...................................
1,807,934
Total Short Term Investments (Cost $ 1,807,934 ) .................................
1,807,934
a
Total Investments (Cost $ 88,204,413 ) 99.8% ....................................
$109,059,790
Other Assets, less Liabilities 0.2% .............................................
313,131
Net Assets 100.0% ...........................................................
$109,372,921
See Abbreviations on page 103 .
a
See Note
3
(
f
)
regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.90 $12.85 $11.42 $14.21 $14.40 $13.28
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.29 0.27 0.22 0.24 0.19
Net realized and unrealized gains (losses) 0.94 1.10 1.42 (2.58) 1.61 1.29
Total from investment operations ........ 1.06 1.39 1.69 (2.36) 1.85 1.48
Less distributions from:
Net investment income .............. (0.07) (0.34) (0.26) (0.13) (0.41) (0.22)
Net realized gains ................. (0.20) — — (0.30) (1.63) (0.14)
Total distributions ................... (0.27) (0.34) (0.26) (0.43) (2.04) (0.36)
Net asset value, end of period .......... $14.69 $13.90 $12.85 $11.42 $14.21 $14.40
Total return
d
....................... 7.65% 10.88% 14.97% (16.57)% 12.91% 11.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.84% 0.89% 0.87% 0.94% 0.93% 0.95%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.48% 0.50% 0.50% 0.48%
g
0.46% 0.44%
g
Net investment income
c
............... 1.65% 2.14% 2.25% 1.78% 1.57% 1.46%
Supplemental data
Net assets, end of period (000’s) ........ $61,766 $56,797 $51,566 $44,099 $49,835 $34,019
Portfolio turnover rate ................ 12.81% 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.65 $12.63 $11.23 $14.00 $14.22 $13.13
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.19 0.17 0.12 0.11 0.09
Net realized and unrealized gains (losses) 0.93 1.07 1.40 (2.53) 1.61 1.27
Total from investment operations ........ 0.99 1.26 1.57 (2.41) 1.72 1.36
Less distributions from:
Net investment income .............. (0.07) (0.24) (0.17) (0.06) (0.31) (0.13)
Net realized gains ................. (0.20) — — (0.30) (1.63) (0.14)
Total distributions ................... (0.27) (0.24) (0.17) (0.36) (1.94) (0.27)
Net asset value, end of period .......... $14.37 $13.65 $12.63 $11.23 $14.00 $14.22
Total return
d
....................... 7.28% 10.01% 14.11% (17.18)% 12.13% 10.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.59% 1.64% 1.62% 1.69% 1.68% 1.70%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.23% 1.25% 1.25% 1.23%
g
1.21% 1.19%
g
Net investment income
c
............... 0.90% 1.40% 1.47% 0.99% 0.74% 0.71%
Supplemental data
Net assets, end of period (000’s) ........ $10,909 $11,084 $10,343 $9,642 $12,281 $10,937
Portfolio turnover rate ................ 12.81% 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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23
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.86 $12.82 $11.39 $14.19 $14.38 $13.27
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.27 0.24 0.18 0.20 0.15
Net realized and unrealized gains (losses) 0.94 1.08 1.42 (2.58) 1.61 1.29
Total from investment operations ........ 1.04 1.35 1.66 (2.40) 1.81 1.44
Less distributions from:
Net investment income .............. (0.07) (0.31) (0.23) (0.10) (0.37) (0.19)
Net realized gains ................. (0.20) — — (0.30) (1.63) (0.14)
Total distributions ................... (0.27) (0.31) (0.23) (0.40) (2.00) (0.33)
Net asset value, end of period .......... $14.63 $13.86 $12.82 $11.39 $14.19 $14.38
Total return
d
....................... 7.53% 10.58% 14.73% (16.84)% 12.65% 11.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.09% 1.14% 1.11% 1.19% 1.18% 1.20%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.73% 0.75% 0.75% 0.74%
g
0.71% 0.69%
g
Net investment income
c
............... 1.39% 1.95% 2.00% 1.51% 1.29% 1.19%
Supplemental data
Net assets, end of period (000’s) ........ $2,133 $2,133 $1,613 $1,295 $1,512 $1,186
Portfolio turnover rate ................ 12.81% 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.10 $13.03 $11.57 $14.28 $14.46 $13.34
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.31 0.38 0.36 0.18 0.23
Net realized and unrealized gains (losses) 0.95 1.14 1.38 (2.67) 1.72 1.29
Total from investment operations ........ 1.09 1.45 1.76 (2.31) 1.90 1.52
Less distributions from:
Net investment income .............. (0.07) (0.38) (0.30) (0.16) (0.45) (0.26)
Net realized gains ................. (0.20) — — (0.30) (1.63) (0.14)
Total distributions ................... (0.27) (0.38) (0.30) (0.46) (2.08) (0.40)
Capital contributions ................. — — — 0.06 — —
Net asset value, end of period .......... $14.92 $14.10 $13.03 $11.57 $14.28 $14.46
Total return
d
....................... 7.75% 11.21% 15.37% (15.68)%
e
13.24% 11.80%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.85% 0.69% 0.61% 1.18% 0.45% 0.50%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.18% 0.20% 0.20% 0.15%
h
0.15% 0.15%
h
Net investment income
c
............... 1.93% 2.29% 3.08% 3.02% 1.20% 1.72%
Supplemental data
Net assets, end of period (000’s) ........ $81 $99 $245 $51 $40 $23,717
Portfolio turnover rate ................ 12.81% 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.08)%.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.97 $12.92 $11.48 $14.27 $14.44 $13.33
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.33 0.30 0.25 0.28 0.23
Net realized and unrealized gains (losses) 0.95 1.10 1.43 (2.59) 1.62 1.28
Total from investment operations ........ 1.09 1.43 1.73 (2.34) 1.90 1.51
Less distributions from:
Net investment income .............. (0.07) (0.38) (0.29) (0.15) (0.44) (0.26)
Net realized gains ................. (0.20) — — (0.30) (1.63) (0.14)
Total distributions ................... (0.27) (0.38) (0.29) (0.45) (2.07) (0.40)
Net asset value, end of period .......... $14.79 $13.97 $12.92 $11.48 $14.27 $14.44
Total return
d
....................... 7.83% 11.09% 15.26% (16.34)% 13.28% 11.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.59% 0.64% 0.61% 0.69% 0.68% 0.70%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.23% 0.25% 0.25% 0.23%
g
0.21% 0.19%
g
Net investment income
c
............... 1.93% 2.41% 2.47% 2.05% 1.81% 1.74%
Supplemental data
Net assets, end of period (000’s) ........ $2,793 $2,163 $1,936 $1,770 $1,937 $1,546
Portfolio turnover rate ................ 12.81% 37.55% 22.74% 48.44% 82.69% 67.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 30,661 $ 738,930
Domestic Equity 39.6%
a
Franklin Growth Fund , Class R6 ........................................ 45,978 6,637,390
a
Franklin U.S. Core Equity (IU) Fund ..................................... 831,055 14,967,292
a
Franklin U.S. Equity Index ETF ......................................... 29,421 1,599,449
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 57,245 3,615,594
a
Putnam Large Cap Value Fund , Class R6 ................................. 106,154 3,907,547
30,727,272
Domestic Fixed Income 29.5%
a
Franklin Investment Grade Corporate ETF ................................. 260,679 5,626,756
a
Franklin U.S. Core Bond ETF .......................................... 535,025 11,513,738
a
Franklin U.S. Treasury Bond ETF ....................................... 285,043 5,857,634
22,998,128
Foreign Equity 21.7%
a
ClearBridge International Growth Fund , Class IS ............................ 16,014 1,212,250
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 242,480 2,858,836
a
Franklin International Core Equity (IU) Fund ............................... 573,460 7,959,627
iShares Core MSCI EAFE ETF ......................................... 13,382 1,117,129
a
Templeton Developing Markets Trust , Class R6 ............................. 83,502 1,878,786
a
Templeton Foreign Fund , Class R6 ...................................... 205,974 1,804,332
16,830,960
Foreign Fixed Income 6.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 214,672 1,953,517
a
Franklin High Yield Corporate ETF ...................................... 83,814 2,040,871
a
Franklin International Aggregate Bond ETF ................................ 40,483 831,521
4,825,909
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 60,390,772 ) ................................................................
76,121,199
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 1,545,431 1,545,431
Total Money Market Funds (Cost $ 1,545,431 ) ...................................
1,545,431
Total Short Term Investments (Cost $ 1,545,431 ) .................................
1,545,431
a
Total Investments (Cost $ 61,936,203 ) 100.0% ...................................
$77,666,630
Other Assets, less Liabilities 0.0%
†
............................................
15,840
Net Assets 100.0% ...........................................................
$77,682,470
See Abbreviations on page 103 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2035 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.50 $13.28 $11.75 $14.67 $15.18 $13.94
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.27 0.26 0.20 0.24 0.19
Net realized and unrealized gains (losses) 1.08 1.36 1.62 (2.66) 1.90 1.61
Total from investment operations ........ 1.18 1.63 1.88 (2.46) 2.14 1.80
Less distributions from:
Net investment income .............. — (0.34) (0.31) (0.11) (0.42) (0.20)
Net realized gains ................. (0.53) (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ................... (0.53) (0.41) (0.35) (0.46) (2.65) (0.56)
Net asset value, end of period .......... $15.15 $14.50 $13.28 $11.75 $14.67 $15.18
Total return
d
....................... 8.18% 12.27% 16.17% (16.69)% 14.20% 13.44%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.74% 0.77% 0.79% 0.77% 0.81% 0.81%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.52% 0.52% 0.50% 0.49%
g
0.47% 0.43%
g
Net investment income
c
............... 1.40% 1.92% 2.12% 1.60% 1.45% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $121,489 $112,783 $102,932 $91,064 $104,174 $84,029
Portfolio turnover rate ................ 10.60% 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.00 $12.83 $11.36 $14.23 $14.79 $13.60
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.16 0.16 0.10 0.09 0.08
Net realized and unrealized gains (losses) 1.04 1.31 1.57 (2.57) 1.88 1.58
Total from investment operations ........ 1.08 1.47 1.73 (2.47) 1.97 1.66
Less distributions from:
Net investment income .............. — (0.23) (0.22) (0.05) (0.30) (0.11)
Net realized gains ................. (0.53) (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ................... (0.53) (0.30) (0.26) (0.40) (2.53) (0.47)
Net asset value, end of period .......... $14.55 $14.00 $12.83 $11.36 $14.23 $14.79
Total return
d
....................... 7.76% 11.48% 15.36% (17.36)% 13.36% 12.62%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.49% 1.52% 1.54% 1.53% 1.55% 1.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.27% 1.27% 1.25% 1.24%
g
1.21% 1.18%
g
Net investment income
c
............... 0.63% 1.14% 1.36% 0.81% 0.60% 0.60%
Supplemental data
Net assets, end of period (000’s) ........ $15,984 $15,892 $16,352 $14,549 $18,502 $21,329
Portfolio turnover rate ................ 10.60% 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.48 $13.26 $11.73 $14.66 $15.17 $13.92
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.25 0.23 0.17 0.18 0.15
Net realized and unrealized gains (losses) 1.08 1.35 1.62 (2.66) 1.91 1.63
Total from investment operations ........ 1.16 1.60 1.85 (2.49) 2.09 1.78
Less distributions from:
Net investment income .............. — (0.31) (0.28) (0.09) (0.37) (0.17)
Net realized gains ................. (0.53) (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ................... (0.53) (0.38) (0.32) (0.44) (2.60) (0.53)
Net asset value, end of period .......... $15.11 $14.48 $13.26 $11.73 $14.66 $15.17
Total return
d
....................... 8.05% 12.03% 15.90% (16.93)% 13.87% 13.23%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.98% 1.02% 1.04% 1.02% 1.05% 1.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.77% 0.77% 0.75% 0.74%
g
0.71% 0.68%
g
Net investment income
c
............... 1.15% 1.72% 1.85% 1.38% 1.08% 1.07%
Supplemental data
Net assets, end of period (000’s) ........ $6,316 $5,604 $4,150 $3,881 $4,113 $4,530
Portfolio turnover rate ................ 10.60% 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.68 $13.43 $11.88 $14.81 $15.31 $14.05
Income from investment operations
a
:
Net investment income
b,c
............ 0.13 0.34 0.32 0.25 0.18 0.23
Net realized and unrealized gains (losses) 1.09 1.37 1.62 (2.68) 2.02 1.63
Total from investment operations ........ 1.22 1.71 1.94 (2.43) 2.20 1.86
Less distributions from:
Net investment income .............. — (0.39) (0.35) (0.15) (0.47) (0.24)
Net realized gains ................. (0.53) (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ................... (0.53) (0.46) (0.39) (0.50) (2.70) (0.60)
Net asset value, end of period .......... $15.37 $14.68 $13.43 $11.88 $14.81 $15.31
Total return
d
....................... 8.35% 12.71% 16.50% (16.38)% 14.46% 13.82%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.76% 0.68% 0.73% 0.79% 0.38% 0.40%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.18% 0.18% 0.19% 0.15%
g
0.14% 0.13%
g
Net investment income
c
............... 1.77% 2.32% 2.54% 1.98% 1.10% 1.66%
Supplemental data
Net assets, end of period (000’s) ........ $264 $222 $160 $91 $93 $30,069
Portfolio turnover rate ................ 10.60% 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.69 $13.45 $11.89 $14.84 $15.33 $14.07
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.32 0.30 0.23 0.27 0.23
Net realized and unrealized gains (losses) 1.10 1.36 1.64 (2.69) 1.93 1.63
Total from investment operations ........ 1.22 1.68 1.94 (2.46) 2.20 1.86
Less distributions from:
Net investment income .............. — (0.37) (0.34) (0.14) (0.46) (0.24)
Net realized gains ................. (0.53) (0.07) (0.04) (0.35) (2.23) (0.36)
Total distributions ................... (0.53) (0.44) (0.38) (0.49) (2.69) (0.60)
Net asset value, end of period .......... $15.38 $14.69 $13.45 $11.89 $14.84 $15.33
Total return
d
....................... 8.35% 12.53% 16.51% (16.54)% 14.46% 13.75%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.48% 0.52% 0.54% 0.52% 0.56% 0.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.27% 0.27% 0.25% 0.24%
g
0.21% 0.18%
g
Net investment income
c
............... 1.66% 2.19% 2.36% 1.85% 1.67% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $5,383 $4,776 $3,932 $3,496 $3,911 $3,438
Portfolio turnover rate ................ 10.60% 33.89% 23.54% 29.56% 69.46% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.8%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 59,475 $ 1,433,348
Domestic Equity 45.1%
a
Franklin Growth Fund , Class R6 ........................................ 100,996 14,579,803
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,825,500 32,877,258
a
Franklin U.S. Equity Index ETF ......................................... 64,662 3,515,298
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 125,749 7,942,307
a
Putnam Large Cap Value Fund , Class R6 ................................. 233,182 8,583,415
67,498,081
Domestic Fixed Income 22.3%
a
Franklin Investment Grade Corporate ETF ................................. 377,546 8,149,330
a
Franklin U.S. Core Bond ETF .......................................... 774,859 16,674,966
a
Franklin U.S. Treasury Bond ETF ....................................... 412,843 8,483,924
33,308,220
Foreign Equity 24.7%
a
ClearBridge International Growth Fund , Class IS ............................ 35,164 2,661,905
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 532,586 6,279,186
a
Franklin International Core Equity (IU) Fund ............................... 1,259,231 17,478,128
iShares Core MSCI EAFE ETF ......................................... 29,374 2,452,142
a
Templeton Developing Markets Trust , Class R6 ............................. 183,405 4,126,615
a
Templeton Foreign Fund , Class R6 ...................................... 452,295 3,962,102
36,960,078
Foreign Fixed Income 4.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 310,897 2,829,163
a
Franklin High Yield Corporate ETF ...................................... 121,387 2,955,773
a
Franklin International Aggregate Bond ETF ................................ 58,652 1,204,712
6,989,648
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 110,440,064 ) ...............................................................
146,189,375
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 2,944,136 2,944,136
Total Money Market Funds (Cost $ 2,944,136 ) ...................................
2,944,136
Total Short Term Investments (Cost $ 2,944,136 ) .................................
2,944,136
a
Total Investments (Cost $ 113,384,200 ) 99.8% ...................................
$149,133,511
Other Assets, less Liabilities 0.2% .............................................
302,622
Net Assets 100.0% ...........................................................
$149,436,133
See Abbreviations on page 103 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.49 $13.15 $11.50 $14.42 $15.30 $13.76
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.25 0.26 0.16 0.24 0.18
Net realized and unrealized gains (losses) 1.14 1.53 1.71 (2.63) 2.19 1.82
Total from investment operations ........ 1.23 1.78 1.97 (2.47) 2.43 2.00
Less distributions from:
Net investment income .............. — (0.30) (0.28) (0.10) (0.43) (0.23)
Net realized gains ................. (0.50) (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ................... (0.50) (0.44) (0.32) (0.45) (3.31) (0.46)
Net asset value, end of period .......... $15.22 $14.49 $13.15 $11.50 $14.42 $15.30
Total return
d
....................... 8.55% 13.58% 17.32% (17.06)% 15.99% 15.04%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.88% 0.96% 0.99% 1.10% 1.11% 1.11%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.52% 0.52% 0.50%
g
0.46% 0.43%
g
Net investment income
c
............... 1.24% 1.76% 2.09% 1.31% 1.43% 1.30%
Supplemental data
Net assets, end of period (000’s) ........ $55,621 $50,894 $43,076 $32,112 $35,193 $24,809
Portfolio turnover rate ................ 14.22% 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.12 $12.83 $11.23 $14.10 $15.02 $13.52
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.14 0.15 0.06 0.10 0.07
Net realized and unrealized gains (losses) 1.11 1.48 1.68 (2.56) 2.18 1.79
Total from investment operations ........ 1.15 1.62 1.83 (2.50) 2.28 1.86
Less distributions from:
Net investment income .............. — (0.19) (0.19) (0.02) (0.32) (0.13)
Net realized gains ................. (0.50) (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ................... (0.50) (0.33) (0.23) (0.37) (3.20) (0.36)
Net asset value, end of period .......... $14.77 $14.12 $12.83 $11.23 $14.10 $15.02
Total return
d
....................... 8.20% 12.69% 16.44% (17.70)% 15.25% 14.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.63% 1.71% 1.75% 1.85% 1.85% 1.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.24% 1.27% 1.27% 1.25%
g
1.21% 1.18%
g
Net investment income
c
............... 0.50% 0.98% 1.29% 0.53% 0.62% 0.55%
Supplemental data
Net assets, end of period (000’s) ........ $8,509 $8,041 $7,737 $6,697 $7,989 $6,867
Portfolio turnover rate ................ 14.22% 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.48 $13.15 $11.50 $14.41 $15.28 $13.74
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.22 0.21 0.12 0.18 0.14
Net realized and unrealized gains (losses) 1.14 1.51 1.73 (2.62) 2.21 1.82
Total from investment operations ........ 1.22 1.73 1.94 (2.50) 2.39 1.96
Less distributions from:
Net investment income .............. — (0.26) (0.25) (0.06) (0.38) (0.19)
Net realized gains ................. (0.50) (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ................... (0.50) (0.40) (0.29) (0.41) (3.26) (0.42)
Net asset value, end of period .......... $15.20 $14.48 $13.15 $11.50 $14.41 $15.28
Total return
d
....................... 8.48% 13.22% 17.00% (17.29)% 15.78% 14.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.13% 1.21% 1.24% 1.35% 1.35% 1.36%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.77% 0.77% 0.75%
g
0.71% 0.68%
g
Net investment income
c
............... 1.14% 1.51% 1.75% 0.96% 1.09% 1.02%
Supplemental data
Net assets, end of period (000’s) ........ $2,023 $1,260 $1,121 $1,114 $1,806 $1,540
Portfolio turnover rate ................ 14.22% 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.63 $13.28 $11.60 $14.54 $15.40 $13.85
Income from investment operations
a
:
Net investment income
b,c
............ 0.11 0.30 0.30 0.19 0.17 0.21
Net realized and unrealized gains (losses) 1.16 1.53 1.74 (2.64) 2.33 1.84
Total from investment operations ........ 1.27 1.83 2.04 (2.45) 2.50 2.05
Less distributions from:
Net investment income .............. — (0.34) (0.32) (0.14) (0.48) (0.27)
Net realized gains ................. (0.50) (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ................... (0.50) (0.48) (0.36) (0.49) (3.36) (0.50)
Net asset value, end of period .......... $15.40 $14.63 $13.28 $11.60 $14.54 $15.40
Total return
d
....................... 8.74% 13.85% 17.76% (16.86)% 16.42% 15.35%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.59% 0.59% 0.59% 0.57% 0.49% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.19% 0.22% 0.22% 0.20%
g
0.14% 0.13%
g
Net investment income
c
............... 1.55% 2.08% 2.40% 1.54% 1.01% 1.58%
Supplemental data
Net assets, end of period (000’s) ........ $393 $339 $272 $213 $310 $25,450
Portfolio turnover rate ................ 14.22% 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.59 $13.25 $11.58 $14.52 $15.37 $13.82
Income from investment operations
a
:
Net investment income
b,c
............ 0.11 0.29 0.29 0.19 0.29 0.22
Net realized and unrealized gains (losses) 1.16 1.53 1.73 (2.65) 2.21 1.82
Total from investment operations ........ 1.27 1.82 2.02 (2.46) 2.50 2.04
Less distributions from:
Net investment income .............. — (0.34) (0.31) (0.13) (0.47) (0.26)
Net realized gains ................. (0.50) (0.14) (0.04) (0.35) (2.88) (0.23)
Total distributions ................... (0.50) (0.48) (0.35) (0.48) (3.35) (0.49)
Net asset value, end of period .......... $15.36 $14.59 $13.25 $11.58 $14.52 $15.37
Total return
d
....................... 8.76% 13.75% 17.65% (16.87)% 16.40% 15.33%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.63% 0.71% 0.74% 0.85% 0.86% 0.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.24% 0.27% 0.27% 0.25%
g
0.22% 0.18%
g
Net investment income
c
............... 1.48% 2.02% 2.35% 1.54% 1.75% 1.60%
Supplemental data
Net assets, end of period (000’s) ........ $2,207 $1,649 $1,430 $1,156 $937 $506
Portfolio turnover rate ................ 14.22% 31.39% 26.09% 30.11% 86.92% 37.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.0%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 26,987 $ 650,387
Domestic Equity 50.4%
a
Franklin Growth Fund , Class R6 ........................................ 51,880 7,489,456
a
Franklin U.S. Core Equity (IU) Fund ..................................... 725,845 13,072,471
a
Franklin U.S. Equity Index ETF ......................................... 103,425 5,622,617
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 64,592 4,079,631
a
Putnam Large Cap Value Fund , Class R6 ................................. 119,783 4,409,216
34,673,391
Domestic Fixed Income 17.4%
a
Franklin Investment Grade Corporate ETF ................................. 136,078 2,937,244
a
Franklin U.S. Core Bond ETF .......................................... 279,302 6,010,579
a
Franklin U.S. Treasury Bond ETF ....................................... 148,796 3,057,758
12,005,581
Foreign Equity 27.7%
a
ClearBridge International Growth Fund , Class IS ............................ 18,063 1,367,394
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 273,585 3,225,572
a
Franklin International Core Equity (IU) Fund ............................... 646,857 8,978,376
iShares Core MSCI EAFE ETF ......................................... 15,084 1,259,212
a
Templeton Developing Markets Trust , Class R6 ............................. 94,214 2,119,822
a
Templeton Foreign Fund , Class R6 ...................................... 232,343 2,035,323
18,985,699
Foreign Fixed Income 1.6%
a
Franklin High Yield Corporate ETF ...................................... 43,748 1,065,264
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 50,618,728 ) ................................................................
67,380,322
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 1,374,928 1,374,928
Total Money Market Funds (Cost $ 1,374,928 ) ...................................
1,374,928
Total Short Term Investments (Cost $ 1,374,928 ) .................................
1,374,928
a
Total Investments (Cost $ 51,993,656 ) 100.0% ...................................
$68,755,250
Other Assets, less Liabilities (0.0) %
†
...........................................
(909)
Net Assets 100.0% ...........................................................
$68,754,341
See Abbreviations on page 103 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.48 $13.90 $12.00 $15.19 $15.80 $14.27
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.23 0.25 0.14 0.23 0.17
Net realized and unrealized gains (losses) 1.34 1.81 1.97 (2.84) 2.45 1.98
Total from investment operations ........ 1.42 2.04 2.22 (2.70) 2.68 2.15
Less distributions from:
Net investment income .............. — (0.32) (0.25) (0.08) (0.45) (0.19)
Net realized gains ................. (0.62) (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ................... (0.62) (0.46) (0.32) (0.49) (3.29) (0.62)
Net asset value, end of period .......... $16.28 $15.48 $13.90 $12.00 $15.19 $15.80
Total return
d
....................... 9.25% 14.69% 18.65% (17.67)% 17.06% 15.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.79% 0.84% 0.89% 0.91% 0.91% 0.94%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.50% 0.52% 0.51% 0.50%
g
0.46% 0.43%
g
Net investment income
c
............... 0.98% 1.52% 1.93% 1.13% 1.32% 1.22%
Supplemental data
Net assets, end of period (000’s) ........ $94,691 $87,733 $75,190 $62,061 $72,764 $59,801
Portfolio turnover rate ................ 11.29% 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.81 $13.31 $11.51 $14.61 $15.33 $13.88
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.11 0.14 0.04 0.08 0.06
Net realized and unrealized gains (losses) 1.27 1.74 1.89 (2.71) 2.38 1.94
Total from investment operations ........ 1.29 1.85 2.03 (2.67) 2.46 2.00
Less distributions from:
Net investment income .............. — (0.21) (0.16) (0.02) (0.34) (0.12)
Net realized gains ................. (0.62) (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ................... (0.62) (0.35) (0.23) (0.43) (3.18) (0.55)
Net asset value, end of period .......... $15.48 $14.81 $13.31 $11.51 $14.61 $15.33
Total return
d
....................... 8.79% 13.89% 17.71% (18.25)% 16.10% 15.00%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.54% 1.59% 1.64% 1.66% 1.66% 1.68%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.25% 1.28% 1.26% 1.25%
g
1.21% 1.17%
g
Net investment income
c
............... 0.22% 0.74% 1.14% 0.36% 0.48% 0.46%
Supplemental data
Net assets, end of period (000’s) ........ $11,965 $11,573 $11,414 $10,537 $13,509 $14,502
Portfolio turnover rate ................ 11.29% 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.38 $13.82 $11.93 $15.11 $15.74 $14.20
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.18 0.21 0.10 0.19 0.11
Net realized and unrealized gains (losses) 1.33 1.80 1.97 (2.81) 2.43 2.01
Total from investment operations ........ 1.39 1.98 2.18 (2.71) 2.62 2.12
Less distributions from:
Net investment income .............. — (0.28) (0.22) (0.06) (0.41) (0.15)
Net realized gains ................. (0.62) (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ................... (0.62) (0.42) (0.29) (0.47) (3.25) (0.58)
Net asset value, end of period .......... $16.15 $15.38 $13.82 $11.93 $15.11 $15.74
Total return
d
....................... 9.12% 14.35% 18.39% (17.87)% 16.73% 15.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.04% 1.09% 1.14% 1.16% 1.16% 1.18%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.77% 0.76% 0.75%
g
0.71% 0.67%
g
Net investment income
c
............... 0.75% 1.20% 1.63% 0.81% 1.08% 0.80%
Supplemental data
Net assets, end of period (000’s) ........ $1,913 $1,574 $2,009 $2,178 $3,348 $2,620
Portfolio turnover rate ................ 11.29% 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.22 $14.54 $12.55 $15.34 $15.93 $14.38
Income from investment operations
a
:
Net investment income
b,c
............ 0.11 0.31 0.34 0.24 0.15 0.21
Net realized and unrealized gains (losses) 1.40 1.87 2.01 (2.81) 2.60 2.01
Total from investment operations ........ 1.51 2.18 2.35 (2.57) 2.75 2.22
Less distributions from:
Net investment income .............. — (0.36) (0.29) (0.11) (0.50) (0.24)
Net realized gains ................. (0.62) (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ................... (0.62) (0.50) (0.36) (0.52) (3.34) (0.67)
Capital contributions ................. — — — 0.30 — —
Net asset value, end of period .......... $17.11 $16.22 $14.54 $12.55 $15.34 $15.93
Total return
d
....................... 9.39% 15.05% 18.88% (14.60)%
e
17.37% 16.11%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.47% 0.50% 0.67% 1.25% 0.41% 0.44%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.19% 0.23% 0.21% 0.19% 0.14% 0.13%
h
Net investment income
c
............... 1.29% 1.93% 2.50% 1.85% 0.87% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $930 $798 $140 $15 $4 $23,504
Portfolio turnover rate ................ 11.29% 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.64)%.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.67 $14.06 $12.14 $15.34 $15.93 $14.38
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.27 0.28 0.18 0.28 0.21
Net realized and unrealized gains (losses) 1.35 1.84 1.99 (2.86) 2.46 2.00
Total from investment operations ........ 1.45 2.11 2.27 (2.68) 2.74 2.21
Less distributions from:
Net investment income .............. — (0.36) (0.28) (0.11) (0.49) (0.23)
Net realized gains ................. (0.62) (0.14) (0.07) (0.41) (2.84) (0.43)
Total distributions ................... (0.62) (0.50) (0.35) (0.52) (3.33) (0.66)
Net asset value, end of period .......... $16.50 $15.67 $14.06 $12.14 $15.34 $15.93
Total return
d
....................... 9.33% 15.01% 18.88% (17.40)% 17.32% 16.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.54% 0.59% 0.64% 0.66% 0.67% 0.69%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.25% 0.27% 0.26% 0.25%
g
0.22% 0.18%
g
Net investment income
c
............... 1.21% 1.77% 2.17% 1.37% 1.63% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $2,237 $1,895 $1,574 $1,279 $1,584 $1,089
Portfolio turnover rate ................ 11.29% 30.84% 28.98% 26.96% 70.40% 36.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
See Abbreviations on page 103 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 44,234 $ 1,066,039
Domestic Equity 56.3%
a
Franklin Growth Fund , Class R6 ........................................ 94,047 13,576,588
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,315,776 23,697,126
a
Franklin U.S. Equity Index ETF ......................................... 187,475 10,191,928
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 117,092 7,395,531
a
Putnam Large Cap Value Fund , Class R6 ................................. 217,140 7,992,920
62,854,093
Domestic Fixed Income 10.0%
a
Franklin U.S. Core Bond ETF .......................................... 519,436 11,178,263
Foreign Equity 30.7%
a
ClearBridge International Growth Fund , Class IS ............................ 32,755 2,479,556
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 495,997 5,847,809
a
Franklin International Core Equity (IU) Fund ............................... 1,172,983 16,281,000
iShares Core MSCI EAFE ETF ......................................... 27,352 2,283,345
a
Templeton Developing Markets Trust , Class R6 ............................. 170,808 3,843,175
a
Templeton Foreign Fund , Class R6 ...................................... 421,332 3,690,869
34,425,754
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 77,031,206 ) ................................................................
109,524,149
a a a a
Short Term Investments 2.1%
a
Money Market Funds 2.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 2,399,171 2,399,171
Total Money Market Funds (Cost $ 2,399,171 ) ...................................
2,399,171
Total Short Term Investments (Cost $ 2,399,171 ) .................................
2,399,171
a
Total Investments (Cost $ 79,430,377 ) 100.1% ...................................
$111,923,320
Other Assets, less Liabilities (0.1) % ...........................................
(186,044)
Net Assets 100.0% ...........................................................
$111,737,276
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.25 $13.52 $11.55 $14.60 $15.76 $14.01
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.22 0.23 0.14 0.24 0.17
Net realized and unrealized gains (losses) 1.38 1.88 1.97 (2.71) 2.51 2.03
Total from investment operations ........ 1.45 2.10 2.20 (2.57) 2.75 2.20
Less distributions from:
Net investment income .............. (—)
d
(0.33) (0.19) (0.08) (0.43) (0.22)
Net realized gains ................. (0.62) (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ................... (0.62) (0.37) (0.23) (0.48) (3.91) (0.45)
Net asset value, end of period .......... $16.08 $15.25 $13.52 $11.55 $14.60 $15.76
Total return
e
....................... 9.63% 15.53% 19.28% (17.52)% 17.58% 16.22%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.97% 1.06% 1.16% 1.31% 1.28% 1.28%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.49% 0.52% 0.50% 0.49%
h
0.45% 0.42%
h
Net investment income
c
............... 0.85% 1.46% 1.89% 1.11% 1.42% 1.23%
Supplemental data
Net assets, end of period (000’s) ........ $48,316 $43,472 $31,778 $24,594 $30,413 $20,709
Portfolio turnover rate ................ 11.91% 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.98 $13.30 $11.37 $14.40 $15.61 $13.91
Income from investment operations
a
:
Net investment income
b,c
............ 0.01 0.09 0.13 0.04 0.10 0.07
Net realized and unrealized gains (losses) 1.35 1.86 1.94 (2.66) 2.49 2.00
Total from investment operations ........ 1.36 1.95 2.07 (2.62) 2.59 2.07
Less distributions from:
Net investment income .............. (—)
d
(0.23) (0.10) (0.01) (0.32) (0.14)
Net realized gains ................. (0.62) (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ................... (0.62) (0.27) (0.14) (0.41) (3.80) (0.37)
Net asset value, end of period .......... $15.72 $14.98 $13.30 $11.37 $14.40 $15.61
Total return
e
....................... 9.20% 14.70% 18.38% (18.13)% 16.66% 15.35%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.72% 1.81% 1.91% 2.06% 2.02% 2.03%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.24% 1.27% 1.25% 1.24%
h
1.20% 1.17%
h
Net investment income
c
............... 0.10% 0.64% 1.10% 0.36% 0.57% 0.48%
Supplemental data
Net assets, end of period (000’s) ........ $9,078 $8,609 $7,947 $6,564 $8,038 $7,014
Portfolio turnover rate ................ 11.91% 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.28 $13.54 $11.57 $14.61 $15.76 $14.01
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.17 0.20 0.10 0.17 0.13
Net realized and unrealized gains (losses) 1.38 1.90 1.97 (2.68) 2.54 2.03
Total from investment operations ........ 1.43 2.07 2.17 (2.58) 2.71 2.16
Less distributions from:
Net investment income .............. (—)
d
(0.29) (0.16) (0.06) (0.38) (0.18)
Net realized gains ................. (0.62) (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ................... (0.62) (0.33) (0.20) (0.46) (3.86) (0.41)
Net asset value, end of period .......... $16.09 $15.28 $13.54 $11.57 $14.61 $15.76
Total return
e
....................... 9.48% 15.29% 18.96% (17.64)% 17.23% 15.92%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.22% 1.31% 1.41% 1.56% 1.51% 1.53%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.74% 0.77% 0.75% 0.74%
h
0.70% 0.67%
h
Net investment income
c
............... 0.60% 1.17% 1.60% 0.84% 0.97% 0.91%
Supplemental data
Net assets, end of period (000’s) ........ $2,361 $2,261 $1,868 $1,608 $1,857 $2,468
Portfolio turnover rate ................ 11.91% 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.41 $13.65 $11.66 $14.72 $15.87 $14.10
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.31 0.34 0.20 0.14 0.21
Net realized and unrealized gains (losses) 1.40 1.86 1.92 (2.76) 2.68 2.05
Total from investment operations ........ 1.49 2.17 2.26 (2.56) 2.82 2.26
Less distributions from:
Net investment income .............. (—)
d
(0.37) (0.23) (0.12) (0.49) (0.26)
Net realized gains ................. (0.62) (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ................... (0.62) (0.41) (0.27) (0.52) (3.97) (0.49)
Capital contributions ................. — — — 0.02 — —
Net asset value, end of period .......... $16.28 $15.41 $13.65 $11.66 $14.72 $15.87
Total return
e
....................... 9.79% 15.92% 19.60% (17.18)%
f
17.84% 16.59%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates
h
.......................... 0.95% 0.92% 0.78% 0.43% 0.51% 0.59%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.19% 0.21% 0.21% 0.19%
i
0.14% 0.12%
i
Net investment income
c
............... 1.15% 2.05% 2.69% 1.66% 0.85% 1.54%
Supplemental data
Net assets, end of period (000’s) ........ $252 $222 $91 $5 $2 $22,839
Portfolio turnover rate ................ 11.91% 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.32)%.
g
Ratios are annualized for periods less than one year.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.40 $13.64 $11.65 $14.72 $15.87 $14.10
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.25 0.27 0.17 0.28 0.20
Net realized and unrealized gains (losses) 1.40 1.91 1.98 (2.73) 2.53 2.05
Total from investment operations ........ 1.48 2.16 2.25 (2.56) 2.81 2.25
Less distributions from:
Net investment income .............. (—)
d
(0.36) (0.22) (0.11) (0.48) (0.25)
Net realized gains ................. (0.62) (0.04) (0.04) (0.40) (3.48) (0.23)
Total distributions ................... (0.62) (0.40) (0.26) (0.51) (3.96) (0.48)
Net asset value, end of period .......... $16.26 $15.40 $13.64 $11.65 $14.72 $15.87
Total return
e
....................... 9.73% 15.87% 19.56% (17.30)% 17.77% 16.54%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.72% 0.81% 0.91% 1.06% 1.03% 1.03%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.24% 0.27% 0.25% 0.25%
h
0.20% 0.18%
h
Net investment income
c
............... 1.07% 1.68% 2.16% 1.41% 1.62% 1.45%
Supplemental data
Net assets, end of period (000’s) ........ $1,365 $1,655 $1,330 $978 $942 $720
Portfolio turnover rate ................ 11.91% 25.21% 27.46% 43.95% 85.61% 35.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
See Abbreviations on page 103 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.0%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 24,238 $ 584,136
Domestic Equity 60.1%
a
Franklin Growth Fund , Class R6 ........................................ 55,210 7,970,118
a
Franklin U.S. Core Equity (IU) Fund ..................................... 772,422 13,911,312
a
Franklin U.S. Equity Index ETF ......................................... 110,055 5,983,052
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 68,737 4,341,429
a
Putnam Large Cap Value Fund , Class R6 ................................. 127,472 4,692,240
36,898,151
Domestic Fixed Income 4.0%
a
Franklin U.S. Core Bond ETF .......................................... 114,084 2,455,088
Foreign Equity 33.0%
a
ClearBridge International Growth Fund , Class IS ............................ 19,228 1,455,592
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 291,174 3,432,946
a
Franklin International Core Equity (IU) Fund ............................... 688,587 9,557,583
iShares Core MSCI EAFE ETF ......................................... 16,057 1,340,438
a
Templeton Developing Markets Trust , Class R6 ............................. 100,273 2,256,136
a
Templeton Foreign Fund , Class R6 ...................................... 247,341 2,166,704
20,209,399
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 43,258,371 ) ................................................................
60,146,774
a a a a
Short Term Investments 2.1%
a
Money Market Funds 2.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 1,317,151 1,317,151
Total Money Market Funds (Cost $ 1,317,151 ) ...................................
1,317,151
Total Short Term Investments (Cost $ 1,317,151 ) .................................
1,317,151
a
Total Investments (Cost $ 44,575,522 ) 100.1% ...................................
$61,463,925
Other Assets, less Liabilities (0.1) % ...........................................
(91,516)
Net Assets 100.0% ...........................................................
$61,372,409
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.81 $12.23 $10.48 $13.21 $13.41 $11.86
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.19 0.21 0.13 0.20 0.15
Net realized and unrealized gains (losses) 1.27 1.73 1.79 (2.46) 2.12 1.69
Total from investment operations ........ 1.33 1.92 2.00 (2.33) 2.32 1.84
Less distributions from:
Net investment income .............. (—)
d
(0.29) (0.17) (0.07) (0.40) (0.19)
Net realized gains ................. (0.55) (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ................... (0.55) (0.34) (0.25) (0.40) (2.52) (0.29)
Net asset value, end of period .......... $14.59 $13.81 $12.23 $10.48 $13.21 $13.41
Total return
e
....................... 9.74% 15.73% 19.32% (17.54)% 17.34% 15.95%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.15% 1.23% 1.43% 1.65% 1.79% 2.03%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.49% 0.52% 0.50%
h
0.49%
h
0.46%
h
0.43%
h
Net investment income
c
............... 0.82% 1.40% 1.90% 1.16% 1.38% 1.27%
Supplemental data
Net assets, end of period (000’s) ........ $35,147 $30,422 $24,201 $17,210 $17,727 $12,408
Portfolio turnover rate ................ 12.73% 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.43 $11.92 $10.22 $12.92 $13.18 $11.69
Income from investment operations
a
:
Net investment income
b,c
............ —
d
0.08 0.12 0.05 0.09 0.06
Net realized and unrealized gains (losses) 1.24 1.69 1.75 (2.41) 2.08 1.66
Total from investment operations ........ 1.24 1.77 1.87 (2.36) 2.17 1.72
Less distributions from:
Net investment income .............. (—)
d
(0.21) (0.09) (0.01) (0.31) (0.13)
Net realized gains ................. (0.55) (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ................... (0.55) (0.26) (0.17) (0.34) (2.43) (0.23)
Net asset value, end of period .......... $14.12 $13.43 $11.92 $10.22 $12.92 $13.18
Total return
e
....................... 9.34% 14.86% 18.48% (18.19)% 16.49% 15.07%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.90% 1.98% 2.19% 2.40% 2.54% 2.78%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.24% 1.27% 1.25%
h
1.24%
h
1.21%
h
1.18%
h
Net investment income
c
............... 0.07% 0.62% 1.12% 0.42% 0.60% 0.51%
Supplemental data
Net assets, end of period (000’s) ........ $8,446 $7,828 $7,243 $5,880 $6,236 $5,083
Portfolio turnover rate ................ 12.73% 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.73 $12.16 $10.42 $13.15 $13.36 $11.82
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.16 0.18 0.10 0.17 0.11
Net realized and unrealized gains (losses) 1.26 1.72 1.79 (2.45) 2.10 1.69
Total from investment operations ........ 1.30 1.88 1.97 (2.35) 2.27 1.80
Less distributions from:
Net investment income .............. (—)
d
(0.26) (0.15) (0.05) (0.36) (0.16)
Net realized gains ................. (0.55) (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ................... (0.55) (0.31) (0.23) (0.38) (2.48) (0.26)
Net asset value, end of period .......... $14.48 $13.73 $12.16 $10.42 $13.15 $13.36
Total return
e
....................... 9.58% 15.47% 19.07% (17.79)% 17.07% 15.61%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.40% 1.47% 1.68% 1.89% 2.04% 2.29%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.74% 0.77% 0.75%
h
0.74%
h
0.71%
h
0.67%
h
Net investment income
c
............... 0.57% 1.17% 1.64% 0.94% 1.16% 0.95%
Supplemental data
Net assets, end of period (000’s) ........ $1,967 $1,684 $1,321 $996 $936 $580
Portfolio turnover rate ................ 12.73% 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.12 $12.49 $10.69 $13.24 $13.43 $11.87
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.27 0.31 0.15 0.13 0.18
Net realized and unrealized gains (losses) 1.30 1.74 1.77 (2.44) 2.24 1.70
Total from investment operations ........ 1.38 2.01 2.08 (2.29) 2.37 1.88
Less distributions from:
Net investment income .............. (—)
d
(0.33) (0.20) (0.09) (0.44) (0.22)
Net realized gains ................. (0.55) (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ................... (0.55) (0.38) (0.28) (0.42) (2.56) (0.32)
Capital contributions ................. — — — 0.16 — —
Net asset value, end of period .......... $14.95 $14.12 $12.49 $10.69 $13.24 $13.43
Total return
e
....................... 9.88% 16.13% 19.74% (15.90)%
f
17.72% 16.34%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates
g
.......................... 1.30% 1.90% 2.37% 0.59% 0.67% 0.87%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.19% 0.22% 0.20%
i
0.15%
i
0.12%
i
0.13%
i
Net investment income
c
............... 1.15% 1.96% 2.64% 1.29% 0.87% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $110 $76 $27 $4 $8 $12,017
Portfolio turnover rate ................ 12.73% 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.14)%.
g
Ratios are annualized for periods less than one year.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.84 $12.25 $10.50 $13.22 $13.42 $11.87
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.23 0.23 0.16 0.24 0.21
Net realized and unrealized gains (losses) 1.27 1.73 1.80 (2.46) 2.11 1.66
Total from investment operations ........ 1.35 1.96 2.03 (2.30) 2.35 1.87
Less distributions from:
Net investment income .............. (—)
d
(0.32) (0.20) (0.09) (0.43) (0.22)
Net realized gains ................. (0.55) (0.05) (0.08) (0.33) (2.12) (0.10)
Total distributions ................... (0.55) (0.37) (0.28) (0.42) (2.55) (0.32)
Net asset value, end of period .......... $14.64 $13.84 $12.25 $10.50 $13.22 $13.42
Total return
e
....................... 9.87% 16.07% 19.56% (17.30)% 17.60% 16.19%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.90% 0.98% 1.21% 1.39% 1.54% 1.77%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.24% 0.27% 0.25%
h
0.24%
h
0.21%
h
0.19%
h
Net investment income
c
............... 1.09% 1.68% 2.05% 1.43% 1.61% 1.74%
Supplemental data
Net assets, end of period (000’s) ........ $887 $809 $579 $519 $505 $378
Portfolio turnover rate ................ 12.73% 27.08% 29.62% 28.43% 87.74% 32.75%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.9%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 18,138 $ 437,126
Domestic Equity 61.4%
a
Franklin Growth Fund , Class R6 ........................................ 42,764 6,173,344
a
Franklin U.S. Core Equity (IU) Fund ..................................... 598,289 10,775,184
a
Franklin U.S. Equity Index ETF ......................................... 85,250 4,634,548
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 53,249 3,363,207
a
Putnam Large Cap Value Fund , Class R6 ................................. 98,735 3,634,439
28,580,722
Domestic Fixed Income 2.0%
a
Franklin U.S. Core Bond ETF .......................................... 43,246 930,654
Foreign Equity 33.6%
a
ClearBridge International Growth Fund , Class IS ............................ 14,885 1,126,792
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 225,496 2,658,600
a
Franklin International Core Equity (IU) Fund ............................... 533,044 7,398,655
iShares Core MSCI EAFE ETF ......................................... 12,430 1,037,656
a
Templeton Developing Markets Trust , Class R6 ............................. 77,655 1,747,235
a
Templeton Foreign Fund , Class R6 ...................................... 191,470 1,677,276
15,646,214
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 33,394,461 ) ................................................................
45,594,716
a a a a
Short Term Investments 2.1%
a
Money Market Funds 2.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 998,426 998,426
Total Money Market Funds (Cost $ 998,426 ) .....................................
998,426
Total Short Term Investments (Cost $ 998,426 ) ..................................
998,426
a
Total Investments (Cost $ 34,392,887 ) 100.0% ...................................
$46,593,142
Other Assets, less Liabilities (0.0) %
†
...........................................
(36,463)
Net Assets 100.0% ...........................................................
$46,556,679
See Abbreviations on page 103 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.88 $10.48 $9.00 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.05 0.17 0.19 0.14 0.27
Net realized and unrealized gains (losses) ........... 1.09 1.48 1.49 (2.15) 1.58
Total from investment operations .................... 1.14 1.65 1.68 (2.01) 1.85
Less distributions from:
Net investment income .......................... (—)
e
(0.22) (0.17) (0.07) (0.32)
Net realized gains ............................. (0.39) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.39) (0.25) (0.20) (0.25) (0.59)
Net asset value, end of period ...................... $12.63 $11.88 $10.48 $9.00 $11.26
Total return
f
.................................... 9.64% 15.71% 18.80% (17.81)% 18.52%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
..... 2.65% 2.63% 4.63% 7.64% 13.83%
Expenses net of waiver and payments by affiliates
h
...... 0.49% 0.52% 0.51%
i
0.44%
i
0.21%
Net investment income
d
........................... 0.84% 1.49% 1.93% 1.47% 2.34%
Supplemental data
Net assets, end of period (000’s) .................... $7,638 $5,929 $3,364 $1,631 $325
Portfolio turnover rate ............................ 12.00% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.82 $10.45 $8.99 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.01 0.08 0.13 0.07 0.28
Net realized and unrealized gains (losses) ........... 1.09 1.47 1.47 (2.13) 1.56
Total from investment operations .................... 1.10 1.55 1.60 (2.06) 1.84
Less distributions from:
Net investment income .......................... (—)
e
(0.15) (0.11) (0.02) (0.32)
Net realized gains ............................. (0.39) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.39) (0.18) (0.14) (0.20) (0.59)
Net asset value, end of period ...................... $12.53 $11.82 $10.45 $8.99 $11.25
Total return
f
.................................... 9.35% 14.79% 17.90% (18.23)% 18.43%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
..... 3.40% 3.39% 5.05% 8.76% 14.00%
Expenses net of waiver and payments by affiliates
h
...... 1.24% 1.27% 1.27%
i
1.10%
i
0.21%
Net investment income
d
........................... 0.10% 0.73% 1.32% 0.80% 2.49%
Supplemental data
Net assets, end of period (000’s) .................... $967 $767 $475 $176 $68
Portfolio turnover rate ............................ 12.00% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.86 $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.04 0.17 0.16 0.09 0.23
Net realized and unrealized gains (losses) ........... 1.09 1.43 1.49 (2.11) 1.61
Total from investment operations .................... 1.13 1.60 1.65 (2.02) 1.84
Less distributions from:
Net investment income .......................... (—)
e
(0.19) (0.14) (0.05) (0.32)
Net realized gains ............................. (0.39) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.39) (0.22) (0.17) (0.23) (0.59)
Net asset value, end of period ...................... $12.60 $11.86 $10.48 $9.00 $11.25
Total return
f
.................................... 9.57% 15.29% 18.54% (17.91)% 18.42%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
..... 2.90% 2.67% 4.79% 7.79% 12.86%
Expenses net of waiver and payments by affiliates
h
...... 0.74% 0.77% 0.76%
i
0.61%
i
0.21%
Net investment income
d
........................... 0.59% 1.45% 1.68% 1.00% 2.02%
Supplemental data
Net assets, end of period (000’s) .................... $166 $121 $54 $32 $37
Portfolio turnover rate ............................ 12.00% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.91 $10.50 $9.02 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.07 0.20 0.20 0.13 0.16
Net realized and unrealized gains (losses) ........... 1.09 1.49 1.50 (2.13) 1.69
Total from investment operations .................... 1.16 1.69 1.70 (2.00) 1.85
Less distributions from:
Net investment income .......................... (—)
e
(0.25) (0.19) (0.08) (0.32)
Net realized gains ............................. (0.39) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.39) (0.28) (0.22) (0.26) (0.59)
Capital contributions ............................. — — — 0.02 —
Net asset value, end of period ...................... $12.68 $11.91 $10.50 $9.02 $11.26
Total return
f
.................................... 9.78% 16.08% 19.08% (17.45)%
g
18.56%
Ratios to average net assets
h
Expenses before waiver and payments by affiliates
i
...... 2.77% 2.52% 4.35% 6.87% 13.90%
Expenses net of waiver and payments by affiliates
i
...... 0.19% 0.22% 0.21% 0.20%
j
0.15%
Net investment income
d
........................... 1.19% 1.75% 2.10% 1.39% 1.38%
Supplemental data
Net assets, end of period (000’s) .................... $26 $16 $11 $9 $11
Portfolio turnover rate ............................ 12.00% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.62)%.
h
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
i
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.88 $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.06 0.19 0.20 0.13 0.20
Net realized and unrealized gains (losses) ........... 1.10 1.48 1.50 (2.12) 1.64
Total from investment operations .................... 1.16 1.67 1.70 (1.99) 1.84
Less distributions from:
Net investment income .......................... (—)
e
(0.24) (0.19) (0.08) (0.32)
Net realized gains ............................. (0.39) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.39) (0.27) (0.22) (0.26) (0.59)
Net asset value, end of period ...................... $12.65 $11.88 $10.48 $9.00 $11.25
Total return
f
.................................... 9.80% 15.96% 19.07% (17.59)% 18.41%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
..... 2.40% 2.50% 4.51% 7.40% 14.59%
Expenses net of waiver and payments by affiliates
h
...... 0.24% 0.27% 0.25%
i
0.25%
i
0.20%
Net investment income
d
........................... 1.06% 1.63% 2.06% 1.35% 1.75%
Supplemental data
Net assets, end of period (000’s) .................... $1,365 $1,239 $1,054 $888 $1,096
Portfolio turnover rate ............................ 12.00% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2025. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2025
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.7%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 3,944 $ 95,050
Domestic Equity 61.2%
a
Franklin Growth Fund , Class R6 ........................................ 9,316 1,344,873
a
Franklin U.S. Core Equity (IU) Fund ..................................... 130,338 2,347,383
a
Franklin U.S. Equity Index ETF ......................................... 18,550 1,008,456
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 11,580 731,393
a
Putnam Large Cap Value Fund , Class R6 ................................. 21,510 791,772
6,223,877
Domestic Fixed Income 2.0%
a
Franklin U.S. Core Bond ETF .......................................... 9,400 202,288
Foreign Equity 33.6%
a
ClearBridge International Growth Fund , Class IS ............................ 3,243 245,475
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 49,125 579,187
a
Franklin International Core Equity (IU) Fund ............................... 116,126 1,611,826
iShares Core MSCI EAFE ETF ......................................... 2,714 226,565
a
Templeton Developing Markets Trust , Class R6 ............................. 16,918 380,646
a
Templeton Foreign Fund , Class R6 ...................................... 41,713 365,405
3,409,104
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 8,246,631 ) .................................................................
9,930,319
a a a a
Short Term Investments 2.4%
a
Money Market Funds 2.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 248,659 248,659
Total Money Market Funds (Cost $ 248,659 ) .....................................
248,659
Total Short Term Investments (Cost $ 248,659 ) ..................................
248,659
a
Total Investments (Cost $ 8,495,290 ) 100.1% ....................................
$10,178,978
Other Assets, less Liabilities (0.1) % ...........................................
(17,149)
Net Assets 100.0% ...........................................................
$10,161,829
See Abbreviations on page 103 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $8,180,410 $199,917 $999,740 $814,612
Cost - Non-controlled affiliates (Note 3 f ) ..... 36,428,640 21,525,288 87,204,673 61,121,591
Value - Unaffiliated issuers ............... $9,119,126 $257,035 $1,345,447 $1,117,129
Value - Non-controlled affiliates (Note 3 f ) ..... 36,472,951 25,053,264 107,714,343 76,549,501
Cash ................................. — 38 345 141
Receivables:
Investment securities sold ................ — 207,031 1,079,012 661,194
Capital shares sold ..................... 17,516 18,370 68,762 98,476
Dividends and interest .................. 1,642 2,847 14,841 12,233
Affiliates ............................. 14,142 9,133 30 5,959
Other assets ........................... 24,937 21,595 — 23,167
Total assets ....................... 45,650,314 25,569,313 110,222,780 78,467,800
Liabilities:
Payables:
Investment securities purchased ........... — 191,851 711,314 642,194
Capital shares redeemed ................ 35,327 21,377 66,592 64,882
Distribution fees ....................... 10,792 6,299 28,733 22,009
Transfer agent fees ..................... 13,666 9,827 41,036 30,534
Reports to shareholders fees ............. 8,791 6,056 — 8,002
Professional fees ...................... 23,058 17,757 — 17,566
Trustees' fees and expenses .............. 146 152 207 143
Accrued expenses and other liabilities ........ — — 1,977 —
Total liabilities ...................... 91,780 253,319 849,859 785,330
Net assets, at value .............. $45,558,534 $25,315,994 $109,372,921 $77,682,470
Net assets consist of:
Paid-in capital .......................... $48,776,892 $22,382,234 $90,079,316 $62,578,994
Total distributable earnings (losses) .......... (3,218,358) 2,933,760 19,293,605 15,103,476
Net assets, at value .............. $45,558,534 $25,315,994 $109,372,921 $77,682,470

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Class A:
Net assets, at value .................... $38,736,337 $22,462,309 $94,439,366 $61,766,381
Shares outstanding ..................... 3,636,324 1,776,751 7,027,921 4,204,096
Net asset value per share
a ,b
............... $10.65 $12.64 $13.44 $14.69
Maximum offering price per share (net asset
value per share ÷ 94 .50% )
b
............... $11.27 $13.38 $14.22 $15.54
Class C:
Net assets, at value .................... $2,943,928 $2,054,563 $10,761,092 $10,908,678
Shares outstanding ..................... 279,833 164,472 822,985 759,282
Net asset value and maximum offering price per
share
a ,b
.............................. $10.52 $12.49 $13.08 $14.37
Class R:
Net assets, at value .................... $1,332,755 $249,065 $1,722,137 $2,132,913
Shares outstanding ..................... 125,575 19,714 128,894 145,824
Net asset value and maximum offering price per
share
b
............................... $10.61 $12.63 $13.36 $14.63
Class R6:
Net assets, at value .................... $105,292 $2,457 $27,316 $81,226
Shares outstanding ..................... 9,832 189 2,020 5,442
Net asset value and maximum offering price per
share
b
............................... $10.71 $13.02 $13.52 $14.92
Advisor Class:
Net assets, at value .................... $2,440,222 $547,600 $2,423,010 $2,793,272
Shares outstanding ..................... 228,179 43,092 179,519 188,890
Net asset value and maximum offering price per
share
b
............................... $10.69 $12.71 $13.50 $14.79
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,799,116 $956,883 $1,770,526 $1,037,446
Cost - Non-controlled affiliates (Note 3 f ) ..... 111,585,084 51,036,773 77,659,851 43,538,076
Value - Unaffiliated issuers ............... $2,452,142 $1,259,212 $2,283,345 $1,340,438
Value - Non-controlled affiliates (Note 3 f ) ..... 146,681,369 67,496,038 109,639,975 60,123,487
Cash ................................. 467 73 257 172
Receivables:
Investment securities sold ................ 1,253,400 554,184 718,971 374,552
Capital shares sold ..................... 600,357 61,150 134,661 146,806
Dividends and interest .................. 26,824 13,746 24,814 14,535
Affiliates ............................. — 6,776 1,222 12,280
Other assets ........................... — — 3,063 2,542
Total assets ....................... 151,014,559 69,391,179 112,806,308 62,014,812
Liabilities:
Payables:
Investment securities purchased ........... 1,213,224 542,290 875,791 458,361
Capital shares redeemed ................ 253,083 46,290 121,570 133,713
Management & Asset allocation fees ........ 6,622 — — 2,516
Distribution fees ....................... 39,767 18,818 29,351 17,966
Transfer agent fees ..................... 57,745 26,851 42,186 29,732
Trustees' fees and expenses .............. 167 119 134 115
Distributions to shareholders .............. 4,150 — — —
Accrued expenses and other liabilities ........ 3,668 2,470 — —
Total liabilities ...................... 1,578,426 636,838 1,069,032 642,403
Net assets, at value .............. $149,436,133 $68,754,341 $111,737,276 $61,372,409
Net assets consist of:
Paid-in capital .......................... $114,476,930 $52,331,176 $79,532,187 $44,776,462
Total distributable earnings (losses) .......... 34,959,203 16,423,165 32,205,089 16,595,947
Net assets, at value .............. $149,436,133 $68,754,341 $111,737,276 $61,372,409

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Class A:
Net assets, at value .................... $121,489,370 $55,621,338 $94,691,285 $48,315,671
Shares outstanding ..................... 8,018,426 3,653,630 5,817,870 3,005,330
Net asset value per share
a ,b
............... $15.15 $15.22 $16.28 $16.08
Maximum offering price per share (net asset
value per share ÷ 94 .50% )
b
............... $16.03 $16.11 $17.23 $17.02
Class C:
Net assets, at value .................... $15,983,680 $8,509,349 $11,965,040 $9,077,581
Shares outstanding ..................... 1,098,727 576,175 772,909 577,396
Net asset value and maximum offering price per
share
a ,b
.............................. $14.55 $14.77 $15.48 $15.72
Class R:
Net assets, at value .................... $6,316,070 $2,023,082 $1,913,397 $2,361,270
Shares outstanding ..................... 418,022 133,094 118,482 146,767
Net asset value and maximum offering price per
share
b
............................... $15.11 $15.20 $16.15 $16.09
Class R6:
Net assets, at value .................... $264,350 $393,127 $930,376 $252,486
Shares outstanding ..................... 17,202 25,528 54,377 15,514
Net asset value and maximum offering price per
share
b
............................... $15.37 $15.40 $17.11 $16.28
Advisor Class:
Net assets, at value .................... $5,382,663 $2,207,445 $2,237,178 $1,365,401
Shares outstanding ..................... 350,003 143,733 135,572 83,968
Net asset value and maximum offering price per
share
b
............................... $15.38 $15.36 $16.50 $16.26
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $810,631 $186,630
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 33,582,256 8,308,660
Value - Unaffiliated issuers ................................................. $1,037,656 $226,565
Value - Non-controlled affiliates (Note 3 f ) ....................................... 45,555,486 9,952,413
Receivables:
Investment securities sold .................................................. 283,997 54,531
Capital shares sold ....................................................... 82,797 9,135
Dividends and interest .................................................... 11,253 2,435
Affiliates ............................................................... 14,288 52,290
Other assets ............................................................. 6,376 —
Total assets ......................................................... 46,991,853 10,297,369
Liabilities:
Payables:
Investment securities purchased ............................................. 342,536 95,840
Capital shares redeemed .................................................. 48,357 898
Distribution fees ......................................................... 14,508 2,355
Transfer agent fees ....................................................... 29,655 12,758
Professional fees ........................................................ — 12,348
Trustees' fees and expenses ................................................ 118 118
Accrued expenses and other liabilities .......................................... — 11,223
Total liabilities ........................................................ 435,174 135,540
Net assets, at value ................................................ $46,556,679 $10,161,829
Net assets consist of:
Paid-in capital ............................................................ $34,682,074 $8,606,086
Total distributable earnings (losses) ............................................ 11,874,605 1,555,743
Net assets, at value ................................................ $46,556,679 $10,161,829

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ...................................................... $35,146,907 $7,637,936
Shares outstanding ....................................................... 2,409,183 604,639
Net asset value per share
a ,b
................................................. $14.59 $12.63
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
............... $15.44 $13.37
Class C:
Net assets, at value ...................................................... $8,445,754 $966,888
Shares outstanding ....................................................... 598,274 77,195
Net asset value and maximum offering price per share
a ,b
........................... $14.12 $12.53
Class R:
Net assets, at value ...................................................... $1,967,315 $165,924
Shares outstanding ....................................................... 135,860 13,166
Net asset value and maximum offering price per share
b
............................ $14.48 $12.60
Class R6:
Net assets, at value ...................................................... $110,079 $26,157
Shares outstanding ....................................................... 7,365 2,062
Net asset value and maximum offering price per share
b
............................ $14.95 $12.68
Advisor Class:
Net assets, at value ...................................................... $886,624 $1,364,924
Shares outstanding ....................................................... 60,561 107,917
Net asset value and maximum offering price per share
b
............................ $14.64 $12.65
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $277,848 $5,550 $29,474 $23,542
Non-controlled affiliates (Note 3 f ) .......... 791,214 310,079 1,211,902 752,899
Interest:
Unaffiliated issuers ..................... — 698 2,606 1,361
Total investment income ................ 1,069,062 316,327 1,243,982 777,802
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 55,863 31,001 132,938 91,159
Distribution fees: (Note 3c )
Class A ............................. 46,834 27,266 114,367 71,975
Class C ............................. 14,523 10,666 53,829 53,672
Class R ............................. 3,388 788 4,160 5,045
Transfer agent fees: (Note 3e )
Class A ............................. 21,207 11,741 52,251 38,845
Class C ............................. 1,645 1,155 6,160 7,260
Class R ............................. 772 174 952 1,364
Class R6 ............................ 83 86 53 168
Advisor Class ......................... 1,639 288 1,375 1,691
Custodian fees ......................... 55 — 6 —
Reports to shareholders fees ............... 5,309 3,582 6,567 5,796
Registration and filing fees ................. 36,212 36,666 37,218 36,853
Professional fees ........................ 25,770 21,777 21,819 21,733
Trustees' fees and expenses ............... 367 264 738 511
Other ................................. 7,915 7,767 8,426 8,119
Total expenses ...................... 221,582 153,221 440,859 344,191
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (145,691) (86,441) (141,235) (129,702)
Net expenses ...................... 75,891 66,780 299,624 214,489
Net investment income ............. 993,171 249,547 944,358 563,313
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 77,131 35,065 187,330 136,889
Non-controlled affiliates (Note 3 f ) ......... (147,561) 104,786 230,122 (116,415)
Net realized gain (loss) ............... (70,430) 139,851 417,452 20,474
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (121,139) (2,213) (13,056) 7,404
Non-controlled affiliates (Note 3 f ) ......... 964,917 1,193,315 6,053,793 4,843,321
Net change in unrealized appreciation
(depreciation) ...................... 843,778 1,191,102 6,040,737 4,850,725
Net realized and unrealized gain (loss) ......... 773,348 1,330,953 6,458,189 4,871,199
Net increase (decrease) in net assets resulting from
operations ............................... $1,766,519 $1,580,500 $7,402,547 $5,434,512

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $51,807 $26,198 $47,653 $27,824
Non-controlled affiliates (Note 3 f ) .......... 1,289,913 521,353 719,845 349,371
Interest:
Unaffiliated issuers ..................... 2,488 1,769 2,230 1,545
Total investment income ................ 1,344,208 549,320 769,728 378,740
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 175,082 79,178 130,361 70,873
Distribution fees: (Note 3c )
Class A ............................. 142,077 64,691 110,742 55,482
Class C ............................. 77,619 40,407 56,807 42,880
Class R ............................. 14,491 3,997 3,934 5,587
Transfer agent fees: (Note 3e )
Class A ............................. 72,243 38,674 65,850 46,072
Class C ............................. 9,883 6,044 8,449 8,908
Class R ............................. 3,680 1,175 1,167 2,322
Class R6 ............................ 477 199 348 504
Advisor Class ......................... 3,074 1,152 1,415 1,326
Custodian fees ......................... 2 — — —
Reports to shareholders fees ............... 7,132 5,759 6,952 5,863
Registration and filing fees ................. 37,244 36,521 36,962 38,029
Professional fees ........................ 21,862 21,704 21,757 21,788
Trustees' fees and expenses ............... 884 443 674 413
Other ................................. 8,616 8,020 7,845 7,396
Total expenses ...................... 574,366 307,964 453,263 307,443
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (148,232) (124,152) (151,878) (136,383)
Net expenses ...................... 426,134 183,812 301,385 171,060
Net investment income ............. 918,074 365,508 468,343 207,680
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 274,392 129,370 254,966 125,389
Non-controlled affiliates (Note 3 f ) ......... (97,499) (294,742) (100,449) (168,029)
Net realized gain (loss) ............... 176,893 (165,372) 154,517 (42,640)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 60,360 41,094 58,001 54,582
Non-controlled affiliates (Note 3 f ) ......... 10,132,254 5,131,919 8,731,759 5,105,898
Net change in unrealized appreciation
(depreciation) ...................... 10,192,614 5,173,013 8,789,760 5,160,480
Net realized and unrealized gain (loss) ......... 10,369,507 5,007,641 8,944,277 5,117,840
Net increase (decrease) in net assets resulting from
operations ............................... $11,287,581 $5,373,149 $9,412,620 $5,325,520

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $21,691 $4,568
Non-controlled affiliates (Note 3 f ) ............................................ 252,586 53,466
Total investment income .................................................. 274,277 58,034
Expenses:
Management fees (Note 3 a ) .................................................. 52,610 10,990
Distribution fees: (Note 3c )
Class A ............................................................... 39,433 8,136
Class C ............................................................... 39,340 4,277
Class R ............................................................... 4,368 339
Transfer agent fees: (Note 3e )
Class A ............................................................... 44,455 20,729
Class C ............................................................... 11,104 2,724
Class R ............................................................... 2,461 432
Class R6 .............................................................. 321 98
Advisor Class ........................................................... 1,174 4,066
Custodian fees ........................................................... — 6
Reports to shareholders fees ................................................. 6,108 3,510
Registration and filing fees ................................................... 41,088 37,032
Professional fees .......................................................... 21,752 18,370
Trustees' fees and expenses ................................................. 332 155
Other ................................................................... 7,281 7,268
Total expenses ........................................................ 271,827 118,132
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (139,090) (95,015)
Net expenses ........................................................ 132,737 23,117
Net investment income ............................................... 141,540 34,917
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 100,969 12,586
Non-controlled affiliates (Note 3 f ) ........................................... (111,669) (37,535)
Net realized gain (loss) ................................................. (10,700) (24,949)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 32,905 15,203
Non-controlled affiliates (Note 3 f ) ........................................... 3,882,309 852,265
Net change in unrealized appreciation (depreciation) ........................... 3,915,214 867,468
Net realized and unrealized gain (loss) ........................................... 3,904,514 842,519
Net increase (decrease) in net assets resulting from operations ......................... $4,046,054 $877,436

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $993,171 $2,231,694 $249,547 $682,966
Net realized gain (loss) ............ (70,430) (516,959) 139,851 908,663
Net change in unrealized appreciation
(depreciation) ................. 843,778 1,870,194 1,191,102 533,415
Net increase (decrease) in net
assets resulting from operations . 1,766,519 3,584,929 1,580,500 2,125,044
Distributions to shareholders:
Class A ........................ (794,079) (1,905,349) (535,348) (690,697)
Class C ........................ (50,387) (133,213) (49,993) (56,591)
Class R ........................ (26,850) (66,791) (5,895) (9,696)
Class R6 ....................... (2,315) (5,531) (56) (246)
Advisor Class ................... (62,925) (163,095) (13,054) (17,717)
Total distributions to shareholders ..... (936,556) (2,273,979) (604,346) (774,947)
Capital share transactions: (Note 2 )
Class A ........................ 989,689 (2,230,836) (580,344) (5,265,482)
Class C ........................ (36,050) (582,119) (373,279) (1,190,939)
Class R ........................ (134,870) (233,898) (121,407) (46,260)
Class R6 ....................... 675 (4,140) (6,662) (9,805)
Advisor Class ................... (940,978) (381,854) (9,484) (222,270)
Total capital share transactions ....... (121,534) (3,432,847) (1,091,176) (6,734,756)
Net increase (decrease) in net
assets ..................... 708,429 (2,121,897) (115,022) (5,384,659)
Net assets:
Beginning of period ................ 44,850,105 46,972,002 25,431,016 30,815,675
End of period ..................... $45,558,534 $44,850,105 $25,315,994 $25,431,016

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $944,358 $2,529,379 $563,313 $1,439,094
Net realized gain (loss) ............ 417,452 4,433,973 20,474 2,575,780
Net change in unrealized appreciation
(depreciation) ................. 6,040,737 3,160,731 4,850,725 3,082,274
Net increase (decrease) in net
assets resulting from operations . 7,402,547 10,124,083 5,434,512 7,097,148
Distributions to shareholders:
Class A ........................ (2,794,620) (3,186,835) (1,102,346) (1,382,415)
Class C ........................ (327,085) (306,056) (199,376) (200,470)
Class R ........................ (50,448) (53,349) (38,401) (46,815)
Class R6 ....................... (790) (8,582) (1,433) (5,112)
Advisor Class ................... (70,470) (96,504) (49,591) (57,714)
Total distributions to shareholders ..... (3,243,413) (3,651,326) (1,391,147) (1,692,526)
Capital share transactions: (Note 2 )
Class A ........................ (2,211,451) (9,171,472) 1,723,451 1,016,986
Class C ........................ (894,484) (1,287,961) (713,694) (130,280)
Class R ........................ (45,197) (156,278) (106,570) 380,496
Class R6 ....................... (975) (570,013) (23,160) (162,531)
Advisor Class ................... (124,700) (627,860) 482,019 65,138
Total capital share transactions ....... (3,276,807) (11,813,584) 1,362,046 1,169,809
Net increase (decrease) in net
assets ..................... 882,327 (5,340,827) 5,405,411 6,574,431
Net assets:
Beginning of period ................ 108,490,594 113,831,421 72,277,059 65,702,628
End of period ..................... $109,372,921 $108,490,594 $77,682,470 $72,277,059

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $918,074 $2,503,630 $365,508 $976,774
Net realized gain (loss) ............ 176,893 6,132,004 (165,372) 2,728,323
Net change in unrealized appreciation
(depreciation) ................. 10,192,614 6,862,482 5,173,013 3,432,608
Net increase (decrease) in net
assets resulting from operations . 11,287,581 15,498,116 5,373,149 7,137,705
Distributions to shareholders:
Class A ........................ (4,057,336) (3,130,673) (1,762,510) (1,496,476)
Class C ........................ (558,598) (343,708) (278,844) (189,699)
Class R ........................ (212,492) (138,931) (63,425) (34,731)
Class R6 ....................... (8,700) (6,304) (12,291) (10,637)
Advisor Class ................... (177,925) (136,989) (69,120) (53,374)
Total distributions to shareholders ..... (5,015,051) (3,756,605) (2,186,190) (1,784,917)
Capital share transactions: (Note 2 )
Class A ........................ 3,559,172 325,122 2,085,615 3,503,497
Class C ........................ (511,092) (1,899,153) 109,637 (447,766)
Class R ........................ 459,024 1,046,435 683,742 28,794
Class R6 ....................... 30,496 47,651 35,068 39,736
Advisor Class ................... 348,628 489,343 469,994 69,999
Total capital share transactions ....... 3,886,228 9,398 3,384,056 3,194,260
Net increase (decrease) in net
assets ..................... 10,158,758 11,750,909 6,571,015 8,547,048
Net assets:
Beginning of period ................ 139,277,375 127,526,466 62,183,326 53,636,278
End of period ..................... $149,436,133 $139,277,375 $68,754,341 $62,183,326

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $468,343 $1,418,610 $207,680 $681,812
Net realized gain (loss) ............ 154,517 5,495,609 (42,640) 2,654,429
Net change in unrealized appreciation
(depreciation) ................. 8,789,760 6,255,792 5,160,480 3,630,892
Net increase (decrease) in net
assets resulting from operations . 9,412,620 13,170,011 5,325,520 6,967,133
Distributions to shareholders:
Class A ........................ (3,460,635) (2,530,504) (1,799,318) (986,261)
Class C ........................ (462,731) (272,032) (351,424) (156,345)
Class R ........................ (71,294) (42,933) (89,810) (47,290)
Class R6 ....................... (32,416) (24,180) (9,142) (4,386)
Advisor Class ................... (77,483) (57,444) (50,317) (41,947)
Total distributions to shareholders ..... (4,104,559) (2,927,093) (2,300,011) (1,236,229)
Capital share transactions: (Note 2 )
Class A ........................ 2,395,554 4,000,159 2,438,261 7,396,617
Class C ........................ (128,358) (1,138,997) 41,453 (337,740)
Class R ........................ 258,484 (591,754) (12,002) 147,665
Class R6 ....................... 85,545 588,876 17,007 124,093
Advisor Class ................... 245,729 144,270 (357,115) 144,102
Total capital share transactions ....... 2,856,954 3,002,554 2,127,604 7,474,737
Net increase (decrease) in net
assets ..................... 8,165,015 13,245,472 5,153,113 13,205,641
Net assets:
Beginning of period ................ 103,572,261 90,326,789 56,219,296 43,013,655
End of period ..................... $111,737,276 $103,572,261 $61,372,409 $56,219,296

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™ 2060 Retirement Target
Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $141,540 $473,701 $34,917 $95,470
Net realized gain (loss) ............ (10,700) 1,977,328 (24,949) 321,453
Net change in unrealized appreciation
(depreciation) ................. 3,915,214 2,865,574 867,468 445,234
Net increase (decrease) in net
assets resulting from operations . 4,046,054 5,316,603 877,436 862,157
Distributions to shareholders:
Class A ........................ (1,263,058) (721,918) (223,926) (110,189)
Class C ........................ (318,460) (149,574) (29,359) (10,383)
Class R ........................ (71,879) (36,454) (4,827) (1,943)
Class R6 ....................... (3,883) (1,691) (720) (330)
Advisor Class ................... (32,119) (20,004) (41,469) (27,802)
Total distributions to shareholders ..... (1,689,399) (929,641) (300,301) (150,647)
Capital share transactions: (Note 2 )
Class A ........................ 2,918,499 2,990,907 1,275,977 2,068,674
Class C ........................ 218,088 (312,039) 148,132 226,134
Class R ........................ 185,596 181,382 36,269 58,905
Class R6 ....................... 28,411 45,344 9,196 3,820
Advisor Class ................... 30,035 156,708 43,586 45,013
Total capital share transactions ....... 3,380,629 3,062,302 1,513,160 2,402,546
Net increase (decrease) in net
assets ..................... 5,737,284 7,449,264 2,090,295 3,114,056
Net assets:
Beginning of period ................ 40,819,395 33,370,131 8,071,534 4,957,478
End of period ..................... $46,556,679 $40,819,395 $10,161,829 $8,071,534

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Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on

Franklin Fund Allocator Series
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the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Index-Linked Notes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
79
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f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 276,633 $2,910,602 114,103 $1,414,316
Shares issued in reinvestment of distributions .......... 74,321 778,863 43,089 535,165
Shares redeemed ............................... (258,090) (2,699,776) (204,297) (2,529,825)
Net increase (decrease) .......................... 92,864 $989,689 (47,105) $(580,344)
Year ended December 31, 2024
Shares sold
a
................................... 331,077 $3,459,146 307,385 $3,687,346
Shares issued in reinvestment of distributions .......... 178,817 1,865,598 56,868 689,303
Shares redeemed ............................... (726,012) (7,555,580) (807,167) (9,642,131)
Net increase (decrease) .......................... (216,118) $(2,230,836) (442,914) $(5,265,482)
Class C
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 20,499 $212,404 10,608 $130,164
Shares issued in reinvestment of distributions .......... 4,850 50,201 4,071 49,993
Shares redeemed
a
.............................. (29,076) (298,655) (45,639) (553,436)
Net increase (decrease) .......................... (3,727) $(36,050) (30,960) $(373,279)
Year ended December 31, 2024
Shares sold ................................... 40,039 $410,612 22,509 $268,364
Shares issued in reinvestment of distributions .......... 12,879 132,712 4,713 56,591
Shares redeemed
a
.............................. (109,857) (1,125,443) (128,596) (1,515,894)
Net increase (decrease) .......................... (56,939) $(582,119) (101,374) $(1,190,939)
Class R
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
80
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Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 3,379 $34,763 3,755 $46,669
Shares issued in reinvestment of distributions .......... 2,570 26,850 475 5,895
Shares redeemed ............................... (18,996) (196,483) (14,135) (173,971)
Net increase (decrease) .......................... (13,047) $(134,870) (9,905) $(121,407)
Year ended December 31, 2024
Shares sold ................................... 27,766 $286,143 13,604 $160,399
Shares issued in reinvestment of distributions .......... 6,419 66,791 800 9,696
Shares redeemed ............................... (57,887) (586,832) (18,592) (216,355)
Net increase (decrease) .......................... (23,702) $(233,898) (4,188) $(46,260)
Class R6
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 1 $10 73 $915
Shares issued in reinvestment of distributions .......... 220 2,315 4 56
Shares redeemed ............................... (157) (1,650) (597) (7,633)
Net increase (decrease) .......................... 64 $675 (520) $(6,662)
Year ended December 31, 2024
Shares sold ................................... — $— 310 $3,873
Shares issued in reinvestment of distributions .......... 526 5,515 20 246
Shares redeemed ............................... (931) (9,655) (1,158) (13,924)
Net increase (decrease) .......................... (405) $(4,140) (828) $(9,805)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 5,221 $55,136 3,712 $45,993
Shares issued in reinvestment of distributions .......... 5,809 61,160 1,046 13,054
Shares redeemed ............................... (100,230) (1,057,274) (5,516) (68,531)
Net increase (decrease) .......................... (89,200) $(940,978) (758) $(9,484)
Year ended December 31, 2024
Shares sold ................................... 105,270 $1,125,024 3,537 $41,749
Shares issued in reinvestment of distributions .......... 15,075 157,886 1,456 17,717
Shares redeemed ............................... (159,943) (1,664,764) (23,785) (281,736)
Net increase (decrease) .......................... (39,598) $(381,854) (18,792) $(222,270)
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 376,628 $4,936,415 379,705 $5,391,604
Shares issued in reinvestment of distributions .......... 211,256 2,786,464 76,436 1,101,441
Shares redeemed ............................... (755,678) (9,934,330) (337,321) (4,769,594)
Net increase (decrease) .......................... (167,794) $(2,211,451) 118,820 $1,723,451
Year ended December 31, 2024
Shares sold
a
................................... 793,798 $10,179,063 663,169 $9,025,455
Shares issued in reinvestment of distributions .......... 245,068 3,177,790 100,024 1,381,171
Shares redeemed ............................... (1,758,678) (22,528,325) (690,146) (9,389,640)
Net increase (decrease) .......................... (719,812) $(9,171,472) 73,047 $1,016,986
Class C
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 43,136 $549,366 75,166 $1,043,220
Shares issued in reinvestment of distributions .......... 25,444 326,694 14,140 199,376
Shares redeemed
a
.............................. (140,065) (1,770,544) (141,945) (1,956,290)
Net increase (decrease) .......................... (71,485) $(894,484) (52,639) $(713,694)
Year ended December 31, 2024
Shares sold ................................... 138,478 $1,741,384 153,773 $2,051,583
Shares issued in reinvestment of distributions .......... 24,141 305,745 14,813 200,386
Shares redeemed
a
.............................. (266,797) (3,335,090) (175,813) (2,382,249)
Net increase (decrease) .......................... (104,178) $(1,287,961) (7,227) $(130,280)
Class R
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 9,712 $127,823 11,385 $160,972
Shares issued in reinvestment of distributions .......... 3,845 50,448 2,676 38,401
Shares redeemed ............................... (17,358) (223,468) (22,178) (305,943)
Net increase (decrease) .......................... (3,801) $(45,197) (8,117) $(106,570)
Year ended December 31, 2024
Shares sold ................................... 30,244 $392,755 56,056 $755,329
Shares issued in reinvestment of distributions .......... 4,137 53,349 3,403 46,815
Shares redeemed ............................... (47,938) (602,382) (31,387) (421,648)
Net increase (decrease) .......................... (13,557) $(156,278) 28,072 $380,496
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 1,019 $13,790 1,862 $26,622
Shares issued in reinvestment of distributions .......... 60 790 98 1,433
Shares redeemed ............................... (1,146) (15,555) (3,546) (51,215)
Net increase (decrease) .......................... (67) $(975) (1,586) $(23,160)
Year ended December 31, 2024
Shares sold ................................... 310 $7,789 3,570 $50,956
Shares issued in reinvestment of distributions .......... 667 8,582 369 5,112
Shares redeemed ............................... (45,083) (586,384) (15,698) (218,599)
Net increase (decrease) .......................... (44,106) $(570,013) (11,759) $(162,531)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 36,712 $495,625 34,533 $487,068
Shares issued in reinvestment of distributions .......... 4,792 63,499 3,406 49,393
Shares redeemed ............................... (52,147) (683,824) (3,841) (54,442)
Net increase (decrease) .......................... (10,643) $(124,700) 34,098 $482,019
Year ended December 31, 2024
Shares sold ................................... 50,892 $656,810 38,290 $523,974
Shares issued in reinvestment of distributions .......... 6,805 88,598 4,133 57,448
Shares redeemed ............................... (105,137) (1,373,268) (37,513) (516,284)
Net increase (decrease) .......................... (47,440) $(627,860) 4,910 $65,138
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 569,365 $8,374,531 347,404 $5,039,060
Shares issued in reinvestment of distributions .......... 271,821 4,036,544 118,210 1,762,509
Shares redeemed ............................... (599,873) (8,851,903) (325,389) (4,715,954)
Net increase (decrease) .......................... 241,313 $3,559,172 140,225 $2,085,615
Year ended December 31, 2024
Shares sold
a
................................... 1,052,543 $15,059,271 596,372 $8,552,544
Shares issued in reinvestment of distributions .......... 214,224 3,112,782 103,177 1,496,384
Shares redeemed ............................... (1,241,143) (17,846,931) (460,826) (6,545,431)
Net increase (decrease) .......................... 25,624 $325,122 238,723 $3,503,497
Class C
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)
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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 79,164 $1,129,778 44,525 $637,944
Shares issued in reinvestment of distributions .......... 39,162 558,451 19,270 278,844
Shares redeemed
a
.............................. (155,136) (2,199,321) (57,127) (807,151)
Net increase (decrease) .......................... (36,810) $(511,092) 6,668 $109,637
Year ended December 31, 2024
Shares sold ................................... 203,586 $2,780,766 77,400 $1,070,589
Shares issued in reinvestment of distributions .......... 24,499 343,515 13,423 189,699
Shares redeemed
a
.............................. (367,193) (5,023,434) (124,298) (1,708,054)
Net increase (decrease) .......................... (139,108) $(1,899,153) (33,475) $(447,766)
Class R
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 60,787 $883,548 47,792 $704,890
Shares issued in reinvestment of distributions .......... 14,348 212,492 4,260 63,425
Shares redeemed ............................... (44,092) (637,016) (5,951) (84,573)
Net increase (decrease) .......................... 31,043 $459,024 46,101 $683,742
Year ended December 31, 2024
Shares sold ................................... 91,912 $1,302,455 20,540 $292,949
Shares issued in reinvestment of distributions .......... 9,573 138,931 2,397 34,731
Shares redeemed ............................... (27,442) (394,951) (21,153) (298,886)
Net increase (decrease) .......................... 74,043 $1,046,435 1,784 $28,794
Class R6
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 2,011 $30,009 1,560 $23,448
Shares issued in reinvestment of distributions .......... 578 8,700 815 12,291
Shares redeemed ............................... (533) (8,213) (47) (671)
Net increase (decrease) .......................... 2,056 $30,496 2,328 $35,068
Year ended December 31, 2024
Shares sold ................................... 3,025 $44,663 2,080 $30,883
Shares issued in reinvestment of distributions .......... 429 6,304 726 10,637
Shares redeemed ............................... (224) (3,316) (119) (1,784)
Net increase (decrease) .......................... 3,230 $47,651 2,687 $39,736
Advisor Class
2. Shares of Beneficial Interest
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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 41,476 $592,493 56,619 $859,902
Shares issued in reinvestment of distributions .......... 11,575 174,430 4,596 69,120
Shares redeemed ............................... (28,105) (418,295) (30,514) (459,028)
Net increase (decrease) .......................... 24,946 $348,628 30,701 $469,994
Year ended December 31, 2024
Shares sold ................................... 56,540 $829,117 21,702 $310,310
Shares issued in reinvestment of distributions .......... 9,071 133,564 3,653 53,374
Shares redeemed ............................... (32,880) (473,338) (20,271) (293,685)
Net increase (decrease) .......................... 32,731 $489,343 5,084 $69,999
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 436,044 $6,842,296 233,545 $3,620,103
Shares issued in reinvestment of distributions .......... 215,127 3,426,970 114,386 1,798,148
Shares redeemed ............................... (501,320) (7,873,712) (192,593) (2,979,990)
Net increase (decrease) .......................... 149,851 $2,395,554 155,338 $2,438,261
Year ended December 31, 2024
Shares sold
a
................................... 936,906 $14,324,401 918,879 $13,714,472
Shares issued in reinvestment of distributions .......... 162,028 2,509,138 65,002 985,848
Shares redeemed ............................... (840,118) (12,833,380) (484,335) (7,303,703)
Net increase (decrease) .......................... 258,816 $4,000,159 499,546 $7,396,617
Class C
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 53,305 $797,783 62,602 $958,831
Shares issued in reinvestment of distributions .......... 30,467 461,577 22,850 351,424
Shares redeemed
a
.............................. (92,489) (1,387,718) (82,597) (1,268,802)
Net increase (decrease) .......................... (8,717) $(128,358) 2,855 $41,453
Year ended December 31, 2024
Shares sold ................................... 126,729 $1,826,699 95,059 $1,373,778
Shares issued in reinvestment of distributions .......... 18,392 271,953 10,550 156,343
Shares redeemed
a
.............................. (220,736) (3,237,649) (128,432) (1,867,861)
Net increase (decrease) .......................... (75,615) $(1,138,997) (22,823) $(337,740)
Class R
2. Shares of Beneficial Interest
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Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 24,394 $387,488 11,486 $177,100
Shares issued in reinvestment of distributions .......... 4,512 71,294 5,706 89,810
Shares redeemed ............................... (12,753) (200,298) (18,364) (278,912)
Net increase (decrease) .......................... 16,153 $258,484 (1,172) $(12,002)
Year ended December 31, 2024
Shares sold ................................... 38,035 $574,744 20,693 $302,044
Shares issued in reinvestment of distributions .......... 2,793 42,933 3,119 47,290
Shares redeemed ............................... (83,923) (1,209,431) (13,821) (201,669)
Net increase (decrease) .......................... (43,095) $(591,754) 9,991 $147,665
Class R6
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 3,974 $65,290 1,118 $17,614
Shares issued in reinvestment of distributions .......... 1,936 32,416 574 9,142
Shares redeemed ............................... (725) (12,161) (612) (9,749)
Net increase (decrease) .......................... 5,185 $85,545 1,080 $17,007
Year ended December 31, 2024
Shares sold ................................... 39,406 $585,100 8,229 $130,275
Shares issued in reinvestment of distributions .......... 1,490 24,180 285 4,386
Shares redeemed ............................... (1,303) (20,404) (717) (10,568)
Net increase (decrease) .......................... 39,593 $588,876 7,797 $124,093
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 20,087 $326,715 35,653 $554,207
Shares issued in reinvestment of distributions .......... 4,798 77,483 3,164 50,317
Shares redeemed ............................... (10,257) (158,469) (62,292) (961,639)
Net increase (decrease) .......................... 14,628 $245,729 (23,475) $(357,115)
Year ended December 31, 2024
Shares sold ................................... 20,429 $316,149 42,164 $655,452
Shares issued in reinvestment of distributions .......... 3,662 57,444 2,734 41,863
Shares redeemed ............................... (15,085) (229,323) (34,910) (553,213)
Net increase (decrease) .......................... 9,006 $144,270 9,988 $144,102
2. Shares of Beneficial Interest
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Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 290,473 $4,057,825 121,436 $1,457,416
Shares issued in reinvestment of distributions .......... 88,572 1,263,038 18,132 223,926
Shares redeemed ............................... (172,105) (2,402,364) (34,099) (405,365)
Net increase (decrease) .......................... 206,940 $2,918,499 105,469 $1,275,977
Year ended December 31, 2024
Shares sold
a
................................... 558,090 $7,458,291 211,735 $2,449,876
Shares issued in reinvestment of distributions .......... 52,557 721,865 9,293 110,189
Shares redeemed ............................... (387,248) (5,189,249) (42,794) (491,391)
Net increase (decrease) .......................... 223,399 $2,990,907 178,234 $2,068,674
Class C
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 48,944 $665,666 16,050 $193,334
Shares issued in reinvestment of distributions .......... 23,060 318,460 2,397 29,359
Shares redeemed
a
.............................. (56,475) (766,038) (6,139) (74,561)
Net increase (decrease) .......................... 15,529 $218,088 12,308 $148,132
Year ended December 31, 2024
Shares sold ................................... 111,393 $1,444,771 27,650 $318,959
Shares issued in reinvestment of distributions .......... 11,242 149,565 882 10,383
Shares redeemed
a
.............................. (147,567) (1,906,375) (9,111) (103,208)
Net increase (decrease) .......................... (24,932) $(312,039) 19,421 $226,134
Class R
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 16,164 $226,744 2,952 $35,664
Shares issued in reinvestment of distributions .......... 5,076 71,878 392 4,827
Shares redeemed ............................... (8,029) (113,026) (351) (4,222)
Net increase (decrease) .......................... 13,211 $185,596 2,993 $36,269
Year ended December 31, 2024
Shares sold ................................... 41,759 $553,696 7,289 $85,313
Shares issued in reinvestment of distributions .......... 2,671 36,453 164 1,943
Shares redeemed ............................... (30,399) (408,767) (2,451) (28,351)
Net increase (decrease) .......................... 14,031 $181,382 5,002 $58,905
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 3,646 $53,260 756 $9,360
Shares issued in reinvestment of distributions .......... 250 3,660 27 334
Shares redeemed ............................... (1,902) (28,509) (39) (498)
Net increase (decrease) .......................... 1,994 $28,411 744 $9,196
Year ended December 31, 2024
Shares sold ................................... 3,695 $51,908 314 $3,764
Shares issued in reinvestment of distributions .......... 109 1,538 4 56
Shares redeemed ............................... (566) (8,102) — —
Net increase (decrease) .......................... 3,238 $45,344 318 $3,820
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 4,629 $65,313 3,303 $40,507
Shares issued in reinvestment of distributions .......... 2,244 32,119 357 4,413
Shares redeemed ............................... (4,777) (67,397) (111) (1,334)
Net increase (decrease) .......................... 2,096 $30,035 3,549 $43,586
Year ended December 31, 2024
Shares sold ................................... 17,903 $250,755 3,997 $47,272
Shares issued in reinvestment of distributions .......... 1,452 20,004 162 1,920
Shares redeemed ............................... (8,161) (114,051) (348) (4,179)
Net increase (decrease) .......................... 11,194 $156,708 3,811 $45,013
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee, calculated daily and paid monthly, to
Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,199 $234 $3,382 $5,890
CDSC retained ........................... $28 $217 $473 $1,676
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $9,037 $6,818 $13,490 $8,961
3. Transactions with Affiliates
(continued)
a. Management and Asset Allocation Fees
(continued)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
CDSC retained ........................... $609 $316 $763 $736
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $9,871 $4,828
CDSC retained ............................................................. $790 $186
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $12,819 $6,597 $27,991 $24,014
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $40,508 $28,247 $44,480 $37,368
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $38,263 $18,601
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees and asset allocation fees paid by the Funds are waived on assets invested in the
Underlying Funds, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by the Underlying Funds.
Investments in FT Underlying Funds for the period ended June 30, 2025, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 2,022,702 $ 101,906 $ (76,442) $ (22,048) $ 247,092 $ 2,273,210 249,803 $ 40,779
BrandywineGLOBAL High Yield
Fund, Class IS ............ 8,372,835 546,025 (302,029) (5,603) (120,620) 8,490,608 834,868 302,837
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,967,756 228,132 (173,840) (7,651) (93,860) 4,920,537 200,266 84,021
Franklin High Yield Corporate ETF 1,965,814 56,454 (71,352) (7,630) 46,231 1,989,517 81,705 55,033
Franklin International Core Dividend
Tilt Index ETF ............. 1,227,409 35,437 (49,200) (890) 230,664 1,443,420 40,500 27,841
Franklin Investment Grade
Corporate ETF ............ 3,455,370 99,805 (127,037) (34,751) 115,881 3,509,268 162,579 66,482
Franklin U.S. Core Bond ETF ... 6,317,383 181,971 (231,302) (41,983) 171,160 6,397,229 297,269 111,854
Franklin U.S. Core Equity (IU) Fund 958,533 37,305 (33,356) (1,928) 43,258 1,003,812 55,736 6,842
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,953,901 190,649 (144,341) (23,624) 95,879 4,072,464 796,960 74,218
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 1,066,597 3,637,888 (3,782,263) — — 922,222 922,222 21,307
Templeton Developing Markets
Trust, Class R6 ............ 418,046 15,307 (16,285) (1,837) 89,911 505,142 22,451 —
Templeton Foreign Fund, Class R6 810,980 26,610 (31,773) 384 139,321 945,522 107,936 —
Total Non-Controlled Affiliates $35,537,326 $5,157,489 $(5,039,220) $(147,561) $964,917 $36,472,951 $791,214
Total Affiliated Securities .... $35,537,326 $5,157,489 $(5,039,220) $(147,561) $964,917 $36,472,951 $791,214
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 918,807 63,810 (128,996) (38,050) 136,099 951,670 104,579 17,694
ClearBridge International Growth
Fund, Class IS ............ 269,385 24,355 (56,385) 5,929 37,460 280,744 3,709 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 645,141 53,216 (132,224) 2,946 93,307 662,386 56,182 5,404
3. Transactions with Affiliates
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Growth Fund, Class R6 . $ 1,675,891 $ 116,566 $ (353,001) $ 15,006 $ 83,735 $ 1,538,197 10,655 $ —
Franklin High Yield Corporate ETF 1,064,912 31,483 (121,499) (5,860) 24,761 993,797 40,813 28,188
Franklin International Aggregate
Bond ETF ................ 398,421 31,099 (29,369) (6,935) 11,853 405,069 19,721 363
Franklin International Core Equity
(IU) Fund ................ 1,781,603 147,675 (392,750) 62,692 244,127 1,843,347 132,806 22,477
Franklin Investment Grade
Corporate ETF ............ 2,661,381 222,386 (206,432) (11,891) 75,376 2,740,820 126,978 50,439
Franklin Systematic Style Premia
ETF .................... 263,249 3,003 (24,800) 1,880 319 243,651 10,110 —
Franklin U.S. Core Bond ETF ... 5,569,089 414,384 (487,699) (87,721) 200,339 5,608,392 260,613 95,747
Franklin U.S. Core Equity (IU) Fund 3,782,224 255,699 (700,747) 80,795 50,676 3,468,647 192,596 26,933
Franklin U.S. Equity Index ETF . 382,516 370,828 (387,496) 65,560 (61,731) 369,677 6,800 1,964
Franklin U.S. Large Cap Multifactor
Index ETF ............... 879,776 90,286 (191,988) 40,702 18,283 837,059 13,253 4,848
Franklin U.S. Treasury Bond ETF 2,795,131 254,953 (255,322) (20,652) 79,216 2,853,326 138,848 46,842
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 20,292 2,495,200 (2,017,714) — — 497,778 497,778 5,293
Putnam Large Cap Value Fund,
Class R6 ................ 972,028 50,444 (175,382) (12,813) 71,276 905,553 24,601 3,887
Templeton Developing Markets
Trust, Class R6 ............ 417,074 53,667 (111,552) (1,032) 77,149 435,306 19,347 —
Templeton Foreign Fund, Class R6 410,420 22,475 (80,350) 14,230 51,070 417,845 47,699 —
Total Non-Controlled Affiliates $24,907,340 $4,701,529 $(5,853,706) $104,786 $1,193,315 $25,053,264 $310,079
Total Affiliated Securities .... $24,907,340 $4,701,529 $(5,853,706) $104,786 $1,193,315 $25,053,264 $310,079
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,278,382 260,018 (460,440) (151,127) 501,237 3,428,070 376,711 62,917
ClearBridge International Growth
Fund, Class IS ............ 1,377,313 133,890 (273,687) 24,465 199,415 1,461,396 19,305 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,299,462 297,392 (649,582) 14,437 486,042 3,447,751 292,430 27,629
Franklin Growth Fund, Class R6 . 8,577,095 515,479 (1,628,891) 32,898 509,592 8,006,173 55,460 —
Franklin High Yield Corporate ETF 3,799,579 94,900 (383,056) (20,043) 89,969 3,581,349 147,078 100,552
Franklin International Aggregate
Bond ETF ................ 1,422,804 124,189 (105,469) (26,494) 44,501 1,459,531 71,058 1,328
Franklin International Core Equity
(IU) Fund ................ 9,108,851 806,587 (1,894,266) 234,580 1,339,674 9,595,426 691,313 115,035
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
92
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Investment Grade
Corporate ETF ............ $ 9,497,342 $ 929,927 $ (781,614) $ (57,822) $ 286,010 $ 9,873,843 457,440 $ 179,994
Franklin Systematic Style Premia
ETF .................... 1,125,755 24,917 (88,106) 6,367 2,505 1,071,438 44,458 —
Franklin U.S. Core Bond ETF ... 19,872,748 1,709,869 (1,779,292) (331,875) 732,236 20,203,686 938,833 341,604
Franklin U.S. Core Equity (IU) Fund 19,356,229 1,093,754 (3,148,622) 274,290 478,305 18,053,956 1,002,441 137,792
Franklin U.S. Equity Index ETF . 1,965,211 1,677,758 (1,751,674) 276,209 (237,575) 1,929,929 35,500 10,158
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,502,731 410,251 (873,991) 100,605 220,718 4,360,314 69,036 24,989
Franklin U.S. Treasury Bond ETF 9,974,752 1,023,843 (927,348) (149,841) 357,971 10,279,377 500,213 167,166
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 3,765 8,687,307 (6,883,138) — — 1,807,934 1,807,934 23,332
Putnam Large Cap Value Fund,
Class R6 ................ 4,973,056 222,923 (794,523) (53,562) 365,418 4,713,312 128,044 19,406
Templeton Developing Markets
Trust, Class R6 ............ 2,132,981 287,878 (553,663) (4,820) 403,408 2,265,784 100,702 —
Templeton Foreign Fund, Class R6 2,098,352 120,028 (379,528) 61,855 274,367 2,175,074 248,296 —
Total Non-Controlled Affiliates $106,366,408 $18,420,910 $(23,356,890) $230,122 $6,053,793 $107,714,343 $1,211,902
Total Affiliated Securities .... $106,366,408 $18,420,910 $(23,356,890) $230,122 $6,053,793 $107,714,343 $1,211,902
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,725,932 207,524 (172,117) (56,125) 248,303 1,953,517 214,672 34,567
ClearBridge International Growth
Fund, Class IS ............ 1,061,794 139,712 (167,175) 13,685 164,234 1,212,250 16,014 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,541,869 304,154 (388,356) 27,142 374,027 2,858,836 242,480 22,028
Franklin Growth Fund, Class R6 . 6,610,430 557,872 (968,092) (54,002) 491,182 6,637,390 45,978 —
Franklin High Yield Corporate ETF 2,000,043 114,863 (112,723) (2,845) 41,533 2,040,871 83,814 55,052
Franklin International Aggregate
Bond ETF ................ 749,001 101,428 (28,917) (6,862) 16,871 831,521 40,483 736
Franklin International Core Equity
(IU) Fund ................ 7,022,113 871,766 (1,187,775) 126,401 1,127,122 7,959,627 573,460 91,729
Franklin Investment Grade
Corporate ETF ............ 4,999,546 741,085 (241,432) (20,263) 147,820 5,626,756 260,679 98,566
Franklin Systematic Style Premia
ETF .................... 749,842 30,303 (46,963) (140) 5,888 738,930 30,661 —
Franklin U.S. Core Bond ETF ... 10,461,695 1,449,840 (621,069) (112,422) 335,694 11,513,738 535,025 186,977
Franklin U.S. Core Equity (IU) Fund 14,910,025 1,224,552 (1,773,437) (54,721) 660,873 14,967,292 831,055 109,871
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
93
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Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Equity Index ETF . $ 1,513,174 $ 1,222,915 $ (1,180,413) $ 109,311 $ (65,538) $ 1,599,449 29,421 $ 8,237
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,468,263 406,901 (516,737) (7,256) 264,423 3,615,594 57,245 20,353
Franklin U.S. Treasury Bond ETF 5,251,179 820,107 (328,900) (58,490) 173,738 5,857,634 285,043 91,549
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 2,084 5,767,596 (4,224,249) — — 1,545,431 1,545,431 17,736
Putnam Large Cap Value Fund,
Class R6 ................ 3,830,736 257,164 (428,484) (32,081) 280,212 3,907,547 106,154 15,498
Templeton Developing Markets
Trust, Class R6 ............ 1,643,183 272,415 (358,139) 2,964 318,363 1,878,786 83,502 —
Templeton Foreign Fund, Class R6 1,617,683 140,802 (222,018) 9,289 258,576 1,804,332 205,974 —
Total Non-Controlled Affiliates $70,158,592 $14,630,999 $(12,966,996) $(116,415) $4,843,321 $76,549,501 $752,899
Total Affiliated Securities .... $70,158,592 $14,630,999 $(12,966,996) $(116,415) $4,843,321 $76,549,501 $752,899
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,494,370 289,819 (233,682) (76,224) 354,880 2,829,163 310,897 49,286
ClearBridge International Growth
Fund, Class IS ............ 2,334,167 261,599 (326,522) 30,058 362,603 2,661,905 35,164 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,595,906 550,220 (754,226) 17,777 869,509 6,279,186 532,586 47,963
Franklin Growth Fund, Class R6 . 14,531,587 858,159 (1,793,439) (111,689) 1,095,185 14,579,803 100,996 —
Franklin High Yield Corporate ETF 2,890,347 146,582 (138,826) (9,309) 66,979 2,955,773 121,387 79,455
Franklin International Aggregate
Bond ETF ................ 1,081,979 143,663 (35,464) (8,882) 23,416 1,204,712 58,652 1,076
Franklin International Core Equity
(IU) Fund ................ 15,436,666 1,602,124 (2,323,605) 278,789 2,484,154 17,478,128 1,259,231 199,443
Franklin Investment Grade
Corporate ETF ............ 7,225,226 1,044,628 (308,832) (27,383) 215,691 8,149,330 377,546 142,307
Franklin Systematic Style Premia
ETF .................... 1,445,360 87,565 (110,537) 501 10,459 1,433,348 59,475 —
Franklin U.S. Core Bond ETF ... 15,118,556 2,047,348 (815,735) (147,779) 472,576 16,674,966 774,859 269,972
Franklin U.S. Core Equity (IU) Fund 32,785,330 1,805,779 (3,104,352) (85,272) 1,475,773 32,877,258 1,825,500 238,913
Franklin U.S. Equity Index ETF . 3,327,740 2,249,737 (2,194,231) 163,613 (31,561) 3,515,298 64,662 17,978
Franklin U.S. Large Cap Multifactor
Index ETF ............... 7,627,539 696,124 (960,394) (7,732) 586,770 7,942,307 125,749 44,408
Franklin U.S. Treasury Bond ETF 7,588,620 1,163,188 (434,165) (76,843) 243,124 8,483,924 412,843 132,219
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 4,644 8,240,429 (5,300,937) — — 2,944,136 2,944,136 33,145
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
94
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Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Value Fund,
Class R6 ................ $ 8,423,320 $ 360,430 $ (756,924) $ (58,024) $ 614,613 $ 8,583,415 233,182 $ 33,748
Templeton Developing Markets
Trust, Class R6 ............ 3,617,465 506,102 (712,794) (2,125) 717,967 4,126,615 183,405 —
Templeton Foreign Fund, Class R6 3,556,166 225,509 (412,714) 23,025 570,116 3,962,102 452,295 —
Total Non-Controlled Affiliates $135,084,988 $22,279,005 $(20,717,379) $(97,499) $10,132,254 $146,681,369 $1,289,913
Total Affiliated Securities .... $135,084,988 $22,279,005 $(20,717,379) $(97,499) $10,132,254 $146,681,369 $1,289,913
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,159,418 190,184 (178,723) 12,139 184,376 1,367,394 18,063 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,780,521 421,626 (424,025) 3,585 443,865 3,225,572 273,585 24,391
Franklin Growth Fund, Class R6 . 7,218,172 764,949 (986,841) (85,067) 578,243 7,489,456 51,880 —
Franklin High Yield Corporate ETF 982,203 146,433 (83,882) (1,720) 22,230 1,065,264 43,748 27,778
Franklin International Core Equity
(IU) Fund ................ 7,667,478 1,195,793 (1,269,092) 90,961 1,293,236 8,978,376 646,857 101,577
Franklin Investment Grade
Corporate ETF ............ 2,455,772 596,763 (182,207) (13,520) 80,436 2,937,244 136,078 49,771
Franklin Systematic Style Premia
ETF .................... 646,455 45,533 (46,469) (268) 5,136 650,387 26,987 —
Franklin U.S. Core Bond ETF ... 5,139,148 1,199,130 (441,430) (79,337) 193,068 6,010,579 279,302 94,380
Franklin U.S. Core Equity (IU) Fund 12,567,362 1,225,939 (1,262,633) (57,817) 599,620 13,072,471 725,845 93,717
Franklin U.S. Equity Index ETF . 5,368,067 1,319,826 (1,347,336) (71,953) 354,013 5,622,617 103,425 28,080
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,789,141 503,838 (503,792) (18,377) 308,821 4,079,631 64,592 22,569
Franklin U.S. Treasury Bond ETF 2,579,304 652,954 (231,953) (35,302) 92,755 3,057,758 148,796 46,263
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 2,091 5,849,856 (4,477,019) — — 1,374,928 1,374,928 15,839
Putnam Large Cap Value Fund,
Class R6 ................ 4,184,970 381,040 (434,941) (39,074) 317,221 4,409,216 119,783 16,989
Templeton Developing Markets
Trust, Class R6 ............ 1,797,269 362,393 (402,691) (643) 363,494 2,119,822 94,214 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
95
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,766,373 $ 198,333 $ (226,439) $ 1,651 $ 295,405 $ 2,035,323 232,343 $ —
Total Non-Controlled Affiliates $60,103,744 $15,054,590 $(12,499,473) $(294,742) $5,131,919 $67,496,038 $521,354
Total Affiliated Securities .... $60,103,744 $15,054,590 $(12,499,473) $(294,742) $5,131,919 $67,496,038 $521,354
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 2,145,437 269,602 (295,640) 26,508 333,649 2,479,556 32,755 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,141,151 572,788 (683,390) 13,250 804,010 5,847,809 495,997 43,929
Franklin Growth Fund, Class R6 . 13,352,489 798,131 (1,480,348) (97,626) 1,003,942 13,576,588 94,047 —
Franklin International Core Equity
(IU) Fund ................ 14,188,351 1,705,924 (2,148,642) 186,919 2,348,448 16,281,000 1,172,983 182,787
Franklin Systematic Style Premia
ETF .................... 1,076,165 69,905 (88,208) (126) 8,303 1,066,039 44,234 —
Franklin U.S. Core Bond ETF ... 9,431,153 2,565,032 (1,026,313) (64,781) 273,172 11,178,263 519,436 175,666
Franklin U.S. Core Equity (IU) Fund 23,247,645 1,223,842 (1,777,175) (29,696) 1,032,510 23,697,126 1,315,776 168,646
Franklin U.S. Equity Index ETF . 9,930,026 2,100,095 (2,371,747) (86,751) 620,305 10,191,928 187,475 51,083
Franklin U.S. Large Cap Multifactor
Index ETF ............... 7,009,943 607,834 (758,414) (11,902) 548,070 7,395,531 117,092 41,015
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 3,409 7,731,917 (5,336,155) — — 2,399,171 2,399,171 25,719
Putnam Large Cap Value Fund,
Class R6 ................ 7,741,603 356,091 (618,412) (44,562) 558,200 7,992,920 217,140 31,000
Templeton Developing Markets
Trust, Class R6 ............ 3,323,480 514,675 (659,020) (2,153) 666,193 3,843,175 170,808 —
Templeton Foreign Fund, Class R6 3,268,624 237,013 (360,196) 10,471 534,957 3,690,869 421,332 —
Total Non-Controlled Affiliates $99,859,476 $18,752,849 $(17,603,660) $(100,449) $8,731,759 $109,639,975 $719,845
Total Affiliated Securities .... $99,859,476 $18,752,849 $(17,603,660) $(100,449) $8,731,759 $109,639,975 $719,845
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,244,154 165,558 (162,252) 7,993 200,139 1,455,592 19,228 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,981,930 367,359 (391,145) 3,795 471,007 3,432,946 291,174 25,287
Franklin Growth Fund, Class R6 . 7,746,621 436,267 (739,960) (73,629) 600,819 7,970,118 55,210 —
Franklin International Core Equity
(IU) Fund ................ 8,228,200 1,023,416 (1,160,951) 34,378 1,432,540 9,557,583 688,587 105,201
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
96
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Systematic Style Premia
ETF .................... $ 587,301 $ 43,872 $ (51,336) $ (177) $ 4,476 $ 584,136 24,238 $ —
Franklin U.S. Core Bond ETF ... 1,729,570 1,315,325 (638,385) (25,258) 73,836 2,455,088 114,084 36,155
Franklin U.S. Core Equity (IU) Fund 13,487,178 646,419 (808,597) (15,055) 601,367 13,911,312 772,422 97,122
Franklin U.S. Equity Index ETF . 5,761,110 1,282,483 (1,369,991) (58,265) 367,715 5,983,052 110,055 29,780
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,065,922 327,533 (363,875) (12,288) 324,137 4,341,429 68,737 23,883
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 1,844 4,380,900 (3,065,593) — — 1,317,151 1,317,151 13,987
Putnam Large Cap Value Fund,
Class R6 ................ 4,492,188 239,909 (338,737) (26,199) 325,079 4,692,240 127,472 17,956
Templeton Developing Markets
Trust, Class R6 ............ 1,927,623 311,440 (368,359) (1,515) 386,947 2,256,136 100,273 —
Templeton Foreign Fund, Class R6 1,895,517 139,652 (184,492) (1,809) 317,836 2,166,704 247,341 —
Total Non-Controlled Affiliates $54,149,158 $10,680,133 $(9,643,673) $(168,029) $5,105,898 $60,123,487 $349,371
Total Affiliated Securities .... $54,149,158 $10,680,133 $(9,643,673) $(168,029) $5,105,898 $60,123,487 $349,371
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 916,277 156,051 (103,238) 5,270 152,432 1,126,792 14,885 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,198,072 349,225 (250,598) 673 361,228 2,658,600 225,496 19,172
Franklin Growth Fund, Class R6 . 5,705,557 501,947 (444,755) (51,991) 462,586 6,173,344 42,764 —
Franklin International Core Equity
(IU) Fund ................ 6,059,827 980,891 (752,019) 30,588 1,079,368 7,398,655 533,044 79,808
Franklin Systematic Style Premia
ETF .................... 423,518 41,347 (30,833) (116) 3,210 437,126 18,138 —
Franklin U.S. Core Bond ETF ... 626,816 1,088,626 (808,083) 1,696 21,599 930,654 43,246 14,267
Franklin U.S. Core Equity (IU) Fund 9,933,899 790,341 (410,208) (13,321) 474,473 10,775,184 598,289 73,657
Franklin U.S. Equity Index ETF . 4,241,056 1,172,220 (1,019,565) (57,186) 298,023 4,634,548 85,250 22,651
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,993,513 333,162 (204,915) (10,416) 251,863 3,363,207 53,249 18,304
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 1,420 3,403,676 (2,406,670) — — 998,426 998,426 11,232
Putnam Large Cap Value Fund,
Class R6 ................ 3,308,306 268,780 (170,944) (14,515) 242,812 3,634,439 98,735 13,495
Templeton Developing Markets
Trust, Class R6 ............ 1,421,049 296,131 (262,869) (2,165) 295,089 1,747,235 77,655 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
97
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.05% and for
Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,396,537 $ 153,413 $ (112,114) $ (186) $ 239,626 $ 1,677,276 191,470 $ —
Total Non-Controlled Affiliates $39,225,847 $9,535,810 $(6,976,811) $(111,669) $3,882,309 $45,555,486 $252,586
Total Affiliated Securities .... $39,225,847 $9,535,810 $(6,976,811) $(111,669) $3,882,309 $45,555,486 $252,586
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 180,502 51,244 (19,379) 329 32,779 245,475 3,243 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 434,220 119,256 (51,224) (4,146) 81,081 579,187 49,125 4,044
Franklin Growth Fund, Class R6 . 1,125,755 213,844 (87,299) (11,483) 104,056 1,344,873 9,316 —
Franklin International Core Equity
(IU) Fund ................ 1,195,263 330,775 (145,440) 1,300 229,928 1,611,826 116,126 16,811
Franklin Systematic Style Premia
ETF .................... 81,748 14,595 (1,825) (1) 533 95,050 3,944 —
Franklin U.S. Core Bond ETF ... 123,377 244,146 (170,142) 484 4,423 202,288 9,400 2,985
Franklin U.S. Core Equity (IU) Fund 1,958,206 360,990 (78,120) (3,020) 109,327 2,347,383 130,338 15,501
Franklin U.S. Equity Index ETF . 834,348 312,488 (193,359) (15,510) 70,489 1,008,456 18,550 4,809
Franklin U.S. Large Cap Multifactor
Index ETF ............... 588,159 119,239 (29,185) (1,419) 54,599 731,393 11,580 3,876
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 345 1,244,112 (995,798) — — 248,659 248,659 2,685
Putnam Large Cap Value Fund,
Class R6 ................ 652,646 122,308 (32,105) (2,830) 51,753 791,772 21,510 2,755
Templeton Developing Markets
Trust, Class R6 ............ 281,047 88,025 (50,411) (829) 62,814 380,646 16,918 —
Templeton Foreign Fund, Class R6 276,020 63,487 (24,175) (410) 50,483 365,405 41,713 —
Total Non-Controlled Affiliates $7,731,636 $3,284,509 $(1,878,462) $(37,535) $852,265 $9,952,413 $53,466
Total Affiliated Securities .... $7,731,636 $3,284,509 $(1,878,462) $(37,535) $852,265 $9,952,413 $53,466
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
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Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses
(excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Funds do not exceed 0.45% and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.00% based on the average net assets of the class until April 30, 2026.
h. Other Affiliated Transactions
At June 30, 2025, Templeton International Inc. owned 12.1% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
LifeSmart™
Retirement
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 592,753
Long term ................................................................................ 3,302,667
Total capital loss carryforwards ............................................................... $3,895,420
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $45,331,532 $22,759,490 $91,142,776 $63,142,153
Unrealized appreciation ..................... $2,748,489 $3,996,698 $22,371,655 $16,396,640
Unrealized depreciation ..................... (2,487,944) (1,445,889) (4,454,641) (1,872,163)
Net unrealized appreciation (depreciation) ....... $260,545 $2,550,809 $17,917,014 $14,524,477
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, regulated investment companies and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, were as follows:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $115,267,947 $52,531,711 $80,340,382 $45,029,062
Unrealized appreciation ..................... $36,870,969 $16,882,743 $32,595,332 $16,906,447
Unrealized depreciation ..................... (3,005,405) (659,204) (1,012,394) (471,584)
Net unrealized appreciation (depreciation) ....... $33,865,564 $16,223,539 $31,582,938 $16,434,863
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $34,856,443 $8,632,956
Unrealized appreciation ....................................................... $12,210,065 $1,683,688
Unrealized depreciation ....................................................... (473,366) (137,666)
Net unrealized appreciation (depreciation) ......................................... $11,736,699 $1,546,022
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $1,713,028 $2,348,579 $10,442,748 $9,381,705
Sales .................................. $1,494,662 $4,133,642 $17,957,104 $9,785,447
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $14,918,629 $9,678,073 $11,827,109 $6,787,072
Sales .................................. $17,473,538 $9,045,775 $14,132,591 $7,664,196
4. Income Taxes
(continued)

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6. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2025, the
Funds did not use the Global Credit Facility.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $6,553,868 $2,160,888
Sales .................................................................... $5,382,500 $1,054,991
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 42,323,688 $ — $ — $ 42,323,688
Index-Linked Notes :
Capital Markets ........................ — — 2,346,167 2,346,167
Short Term Investments ................... 922,222 — — 922,222
Total Investments in Securities ........... $43,245,910 $— $2,346,167 $45,592,077
5. Investment Transactions
(continued)

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Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 24,812,521 $ — $ — $ 24,812,521
Short Term Investments ................... 497,778 — — 497,778
Total Investments in Securities ........... $25,310,299 $— $— $25,310,299
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 107,251,856 — — 107,251,856
Short Term Investments ................... 1,807,934 — — 1,807,934
Total Investments in Securities ........... $109,059,790 $— $— $109,059,790
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 76,121,199 — — 76,121,199
Short Term Investments ................... 1,545,431 — — 1,545,431
Total Investments in Securities ........... $77,666,630 $— $— $77,666,630
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 146,189,375 — — 146,189,375
Short Term Investments ................... 2,944,136 — — 2,944,136
Total Investments in Securities ........... $149,133,511 $— $— $149,133,511
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 67,380,322 — — 67,380,322
Short Term Investments ................... 1,374,928 — — 1,374,928
Total Investments in Securities ........... $68,755,250 $— $— $68,755,250
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 109,524,149 — — 109,524,149
Short Term Investments ................... 2,399,171 — — 2,399,171
Total Investments in Securities ........... $111,923,320 $— $— $111,923,320
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 60,146,774 — — 60,146,774
Short Term Investments ................... 1,317,151 — — 1,317,151
Total Investments in Securities ........... $61,463,925 $— $— $61,463,925
7. Fair Value Measurements
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2025, the reconciliation is as follows:
Level 3 financial instruments, for the Franklin LifeSmart™ Retirement Income Fund, include the fair value of assets and/
or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
8. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 45,594,716 $ — $ — $ 45,594,716
Short Term Investments ................... 998,426 — — 998,426
Total Investments in Securities ........... $46,593,142 $— $— $46,593,142
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 9,930,319 — — 9,930,319
Short Term Investments ................... 248,659 — — 248,659
Total Investments in Securities ........... $10,178,978 $— $— $10,178,978
a
For detailed categories, see the accompanying Schedule of Investments.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,335,071 $ — $ — $ — $ — $ — $ — $ 11,096 $ 2,346,167 $ 11,096
Total Investments in
Securities ............ $2,335,071 $— $— $— $— $— $— $11,096 $2,346,167 $11,096
7. Fair Value Measurements
(continued)

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For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund
8. Operating Segments
(continued)

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FRANKLIN FUND ALLOCATOR SERIES
Franklin LifeSmart Retirement Income Fund
Franklin LifeSmart 2020 Retirement Target Fund
Franklin LifeSmart 2025 Retirement Target Fund
Franklin LifeSmart 2030 Retirement Target Fund
Franklin LifeSmart 2035 Retirement Target Fund
Franklin LifeSmart 2040 Retirement Target Fund
Franklin LifeSmart 2045 Retirement Target Fund
Franklin LifeSmart 2050 Retirement Target Fund
Franklin LifeSmart 2055 Retirement Target Fund
Franklin LifeSmart 2060 Retirement Target Fund
(each a Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” (Independent Trustees) as defined in the
Investment Company Act of 1940 (1940 Act), reviewed and approved the continuance of the investment management agreements between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management
Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

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Franklin LifeSmart Retirement Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional retirement income funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median and in the first (best) quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the second quintile of its
Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin LifeSmart 2020 Retirement Target Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target 2020 funds. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the second quintile of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund maintains an allocation along the glide path consistent with the 2020 target year, with the Fund reaching its most conservative asset allocation in approximately eight years after the target year. Management further explained that certain of the Performance Universe peers, unlike the Fund, move to a more conservative retirement income focus sooner. Management also explained that manager selection had been a main detractor of Fund performance for longer periods, primarily in the US growth equity portion of the Fund’s portfolio, and that the Fund had a higher allocation to non-US securities relative to peers which have underperformed US securities over the last several years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including enhancements to the Fund’s portfolio construction. The Board noted that, for the one-year period, the Fund’s annualized total return was 8.00%, and for each other period, although below median, the Fund’s annualized total return was positive. The Board concluded that the Fund’s performance was acceptable.
Franklin LifeSmart 2025 Retirement Target Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target 2025 funds. The Board noted that the Fund’s annualized total return for the one- and three-
year periods was above the median of its Performance Universe, and for the five-year period was equal to the median of its
Performance Universe, but for the 10-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040
Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target
Fund - The Performance Universe for each of the Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035
Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund
and Franklin LifeSmart 2050 Retirement Target Fund included the Fund and all retail and institutional mixed-asset target
2030 funds, 2035 funds, 2040 funds, 2045 funds and 2050 funds, respectively. The Board noted that each Fund’s annualized total return for the one-, three- and five-year periods was above the median of its respective Performance Universe, but for the 10-year period was below the median of its respective Performance Universe. The Board concluded that each Fund’s performance was satisfactory.
Franklin LifeSmart 2055 Retirement Target Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target 2055 funds. The Fund commenced operations on May 1, 2015, thus the Fund has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one, three- and five-year periods was above the median and in either the first (best) quintile or second quintile of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin LifeSmart 2060 Retirement Target Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target 2060 funds. The Fund commenced operations on January 29, 2021, thus the Fund has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe. The Board further noted the Fund’s short operating history, the Fund’s return for the one-year period was 15.71% and the Fund’s annualized total return for the one- and three-year periods was in the first (best) quintile and second quintile, respectively, of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each other fund in each Fund’s respective Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
Franklin LifeSmart Retirement Income Fund - The Expense Group for the Franklin LifeSmart Retirement Income Fund included the Fund, currently classified as a retirement income fund, and nine mixed-asset target today funds. The Board noted that the Management Rate and actual total expense ratio were below the medians and in the first (least expensive) quintile of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Fund invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. The Board, including a majority of the Independent Trustees, determined that the Management Rate paid by the Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds in which the Fund invests. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin LifeSmart 2020 Retirement Target Fund - The Expense Group for the Franklin LifeSmart 2020 Retirement Target
Fund included the Fund and six other mixed-asset target 2020 funds. The Board noted that the Management Rate and actual total expense ratio were equal to the medians of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Management Rate paid by the Fund is solely for asset allocation services as the Fund invests primarily in underlying funds. The Board further noted the small size of the Fund’s Expense Group for the Management Rate and that no quintile information was provided for the Fund. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin LifeSmart 2025 Retirement Target Fund - The Expense Group for the Franklin LifeSmart 2025 Retirement Target Fund
included the Fund and nine other mixed-asset target 2025 funds. The Board noted that the Management Rate was equal to the median of its Expense Group and actual total expense ratio was below the median of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Management Rate paid by the Fund is solely for asset allocation services as the Fund invests primarily in underlying funds.
The Board concluded that the Management Rate charged to the Fund is reasonable.

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Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart
2050 Retirement Target Fund, Franklin LifeSmart 2055 Retirement Target Fund and Franklin LifeSmart 2060 Retirement
Target Fund - The Expense Group for each of the Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040
Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund included the Fund and 11 other mixed-asset target 2030 funds, 2040 funds and 2050 funds, respectively. The Expense Group for the Franklin LifeSmart 2055 Retirement
Target Fund and Franklin LifeSmart 2060 Retirement Target Fund included the Fund and 10 other mixed-asset target 2055 funds or 2060 funds, respectively. The Board noted that the Management Rate for each Fund was below the median of its respective Expense Group and the actual total expense ratio was above the median and in the third quintile of its respective
Expense Group. The Board also noted that each Fund’s actual total expense ratio was within 4.4 basis points of the median of its respective Expense Group. The Board further noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board also noted that the Management Rate paid by each Fund is solely for asset allocation services as each Fund invests primarily in underlying funds. The Board concluded that the Management Rate charged to each
Fund is reasonable.
Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund - The Expense Group
for the Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund included the
Fund and 10 other mixed-asset target 2035 funds or 2045 funds, respectively. The Board noted that the Management Rate for each Fund was below the median of its respective Expense Group and the actual total expense ratio was equal to the median of its respective Expense Group. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Management Rate paid by each Fund is solely for asset allocation services as each Fund invests primarily in underlying funds. The Board concluded that the Management Rate charged to each
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Franklin Fund Allocator Series
109
franklintempleton.com
Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Funds do not currently have an asset size that would likely enable the
Funds to achieve economies of scale and that the asset allocation services covered by the current Management Rate may be less likely to experience economies of scale as assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

RTF-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Fund Allocator Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025